UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05624

Morgan Stanley Institutional Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31, 2013

Date of reporting period:	September 30, 2013

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (9.4%)
France (3.1%)
Peugeot SA (a)	17,903	$294
Renault SA	14,448	1,153
		1,447
Greece (0.7%)
Aegean Airlines SA (a)	42	—	@
Alpha Bank AE (a)	21,661	17
Athens Water Supply & Sewage Co., SA (The)	155	2
Coca-Cola HBC AG (a)	828	25
Diagnostic & Therapeutic Center of Athens Hygeia SA (a)	492	—	@
Ellaktor SA (a)	1,012	3
Elval - Hellenic Aluminium Industry SA (a)	84	—	@
Folli Follie SA (a)	550	14
Fourlis Holdings SA (a)	308	1
Frigoglass SA (a)	151	1
GEK Terna Holding Real Estate Construction SA (a)	1,227	4
Hellenic Exchanges SA Holding Clearing Settlement and Registry	1,297	11
Hellenic Petroleum SA	339	4
Hellenic Telecommunications Organization SA (a)	4,319	45
Intracom Holdings SA (Registered) (a)	1,122	1
Intralot SA-Integrated Lottery Systems & Services	3,383	7
JUMBO SA (a)	388	5
Marfin Investment Group Holdings SA (a)	5,749	3
Metka SA	281	5
MLS Multimedia SA (a)	94	—	@
Motor Oil Hellas Corinth Refineries SA	441	5
Mytilineos Holdings SA (a)	743	5
National Bank of Greece SA (a)	5,725	23
OPAP SA	3,698	41
Piraeus Bank SA (a)	16,445	28
Piraeus Port Authority	52	1
Public Power Corp. SA	2,362	27
Sidenor Steel Products Manufacturing Co., SA (a)	368	1
Terna Energy SA (a)	386	2
Thessaloniki Port Authority SA	17	1
Titan Cement Co., SA (a)	980	24
Viohalco Hellenic Copper and Aluminum Industry SA (a)	518	3
		309
Italy (2.1%)
Intesa Sanpaolo SpA	219,687	454
UniCredit SpA	82,272	527
		981
Poland (0.2%)
Jeronimo Martins SGPS SA	4,074	84

Portugal (0.9%)
Altri SGPS SA	1,796	5
Banco BPI SA (a)	9,857	13
Banco Comercial Portugues SA (a)	420,531	55
Banco Espirito Santo SA (Registered) (a)	61,383	65
EDP - Energias de Portugal SA	28,511	104
Galp Energia SGPS SA	5,417	90
Mota-Engil SGPS SA	1,089	4

Portucel SA	1,389	5
Portugal Telecom SGPS SA (Registered)	18,495	83
Sonae	6,093	8
Sonaecom - SGPS SA	2,781	8
Zon Optimus SGPS SA	1,363	8
		448
Spain (0.1%)
EDP Renovaveis SA	6,200	32

United States (2.3%)
Aaron’s, Inc.	412	12
Actuant Corp., Class A	285	11
Acuity Brands, Inc.	122	11
Advance Auto Parts, Inc.	139	12
AGCO Corp.	183	11
Allergan, Inc.	121	11
AMETEK, Inc.	241	11
Amphenol Corp., Class A	144	11
Anadarko Petroleum Corp.	117	11
Analogic Corp.	137	11
Arctic Cat, Inc.	190	11
Arkansas Best Corp.	434	11
Balchem Corp.	213	11
BancorpSouth, Inc.	555	11
Bank of America Corp.	789	11
Belden, Inc.	173	11
Brunswick Corp.	285	11
Cabot Oil & Gas Corp.	303	11
Callaway Golf Co.	1,543	11
Cantel Medical Corp.	384	12
Cash America International, Inc.	244	11
Cathay General Bancorp	486	11
Cigna Corp.	142	11
Cimarex Energy Co.	118	12
CIRCOR International, Inc.	177	11
Citigroup, Inc.	227	11
Cooper Cos., Inc. (The)	87	11
CR Bard, Inc.	95	11
Cubic Corp.	209	11
Cytec Industries, Inc.	143	12
Danaher Corp.	161	11
Deltic Timber Corp.	97	6
DENTSPLY International, Inc.	253	11
Eagle Materials, Inc.	155	11
EMCOR Group, Inc.	280	11
Encore Wire Corp.	184	7
Ensign Group, Inc. (The)	268	11
EOG Resources, Inc.	65	11
EQT Corp.	123	11
Fair Isaac Corp.	203	11
FedEx Corp.	97	11
FEI Co.	127	11
Financial Engines, Inc.	181	11
Global Payments, Inc.	224	12
Heartland Express, Inc.	796	11
Heartland Payment Systems, Inc.	285	11
Hess Corp.	142	11
Huntington Ingalls Industries, Inc.	165	11
Interface, Inc.	582	12
International Speedway Corp., Class A	342	11
Invacare Corp.	581	10

Jones Lang LaSalle, Inc.	129	11
KB Home	626	11
La-Z-Boy, Inc.	490	11
Lennar Corp., Class A	309	11
Lindsay Corp.	127	10
Lithia Motors, Inc., Class A	156	12
Loews Corp.	236	11
Mastercard, Inc., Class A	16	11
MAXIMUS, Inc.	253	12
McKesson Corp.	87	11
Minerals Technologies, Inc.	228	11
Movado Group, Inc.	255	11
OfficeMax, Inc.	909	12
Olympic Steel, Inc.	121	3
Perrigo Co.	89	11
Pioneer Natural Resources Co.	60	11
Power Integrations, Inc.	197	11
Precision Castparts Corp.	48	11
PrivateBancorp, Inc.	521	11
PVH Corp.	90	11
QEP Resources, Inc.	397	11
Range Resources Corp.	144	11
Roper Industries, Inc.	83	11
Ryland Group, Inc. (The)	270	11
SM Energy Co.	145	11
Sonic Automotive, Inc., Class A	469	11
Standex International Corp.	188	11
Stewart Information Services Corp.	352	11
Textron, Inc.	393	11
Thermo Fisher Scientific, Inc.	120	11
Titan International, Inc.	760	11
Triumph Group, Inc.	156	11
Twenty-First Century Fox, Inc.	342	12
Tyson Foods, Inc., Class A	379	11
UniFirst Corp.	109	12
Universal Health Services, Inc., Class B	152	12
UTi Worldwide, Inc.	724	11
Valmont Industries, Inc.	75	11
Visa, Inc., Class A	58	11
Vulcan Materials Co.	216	11
Wabtec Corp.	177	11
Whole Foods Market, Inc.	190	11
Wintrust Financial Corp.	273	11
World Fuel Services Corp.	304	11
Zions Bancorporation	403	11
		1,050
Total Common Stocks (Cost $4,198)		4,351
Investment Company (0.1%)
United States (0.1%)
SPDR S&P 500 ETF Trust (Cost $50)	303	51

	Face Amount (000)		Value (000)
Fixed Income Securities (24.4%)
Greece (4.8%)
Sovereign (4.8%)
Hellenic Republic Government Bond,
2.00%, 2/24/23 — 2/24/28 (c)	EUR	2,886	2,200
Portugal (18.9%)
Sovereign (18.9%)
Portugal Obrigacoes do Tesouro OT,
3.35%, 10/15/15 (b)	735		961
3.60%, 10/15/14 (b)	1,983		2,680
5.65%, 2/15/24 (b)	1,474		1,810
4.95%, 10/25/23 (b)	2,795		3,306
			8,757
Spain (0.7%)
Sovereign (0.7%)
Spain Government Bond,
3.75%, 10/31/15	220		309
Total Fixed Income Securities (Cost $10,905)			11,266

	Shares	Value (000)
Short-Term Investment (66.6%)
Investment Company (66.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $30,868)	30,868,153	30,868
Total Investments (100.5%) (Cost $46,021) (e)(f)+		46,536
Liabilities in Excess of Other Assets (-0.5%)		(216)
Net Assets (100.0%)		$46,320

(a)                                 Non-income producing security.

(b)                                 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)                                  Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2013. Maturity date disclosed is the ultimate maturity date.

(d)                                 The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(e)                                  Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.

(f)                                   The approximate fair value and percentage of net assets, $3,301,000 and 7.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $46,021,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $515,000 of which approximately $590,000 related to appreciated securities and approximately $75,000 related to depreciated securities.

SPDR                Standard & Poor’s Depository Receipt.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at September 30, 2013:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CAD	2,998	$2,909	10/17/13	USD	2,911	$2,911	$2
Bank of America NA	USD	904	904	10/17/13	CAD	925	898	(6)
Bank of Montreal	CAD	864	839	10/17/13	USD	839	839	—	@
Commonwealth Bank of Australia	AUD	3,884	3,621	10/17/13	USD	3,628	3,628	7
Commonwealth Bank of Australia	USD	2,293	2,293	10/17/13	AUD	2,417	2,252	(41)
Commonwealth Bank of Australia	USD	1,372	1,372	10/17/13	AUD	1,448	1,349	(23)
Deutsche Bank AG London	CAD	102	99	10/17/13	USD	99	99	—	@
Deutsche Bank AG London	EUR	786	1,064	10/17/13	USD	1,063	1,063	(1)
Deutsche Bank AG London	EUR	175	237	10/17/13	USD	237	237	(— @	)
Deutsche Bank AG London	EUR	137	185	10/17/13	USD	185	185	—	@
Deutsche Bank AG London	JPY	4,334	44	10/17/13	USD	44	44	(— @	)
Deutsche Bank AG London	JPY	34,981	356	10/17/13	USD	357	357	1
Deutsche Bank AG London	SEK	667	104	10/17/13	USD	103	103	(1)
Deutsche Bank AG London	USD	443	443	10/17/13	GBP	278	451	8
Deutsche Bank AG London	USD	127	127	10/17/13	SEK	818	127	(— @	)
Goldman Sachs International	EUR	6,460	8,739	10/17/13	USD	8,626	8,626	(113)
Goldman Sachs International	USD	33	33	10/17/13	GBP	21	34	1
Goldman Sachs International	USD	29	29	10/17/13	HKD	223	29	(— @	)
Goldman Sachs International	USD	264	264	10/17/13	JPY	26,216	267	3
JPMorgan Chase Bank	USD	39	39	10/17/13	DKK	217	39	—	@
Royal Bank of Scotland	CLP	2,918,230	5,770	10/17/13	USD	5,779	5,779	9
Royal Bank of Scotland	USD	780	780	10/17/13	CLP	393,961	779	(1)
Royal Bank of Scotland	USD	2,382	2,382	10/17/13	CLP	1,186,546	2,346	(36)
State Street Bank and Trust Co.	GBP	214	347	10/17/13	USD	347	347	—	@
State Street Bank and Trust Co.	SEK	475	73	10/17/13	USD	73	73	(— @	)

State Street Bank and Trust Co.	USD	711	711	10/17/13	CHF	660	729	18
State Street Bank and Trust Co.	USD	560	560	10/17/13	GBP	352	570	10
State Street Bank and Trust Co.	USD	94	94	10/17/13	JPY	9,381	95	1
UBS AG	USD	2,981	2,981	10/17/13	CAD	3,046	2,956	(25)
UBS AG	USD	246	246	10/17/13	CHF	228	252	6
UBS AG	USD	85	85	10/17/13	CHF	77	85	— @
UBS AG	USD	532	532	10/17/13	CLP	268,477	531	(1)
UBS AG	USD	2,120	2,120	10/17/13	CLP	1,069,245	2,114	(6)
UBS AG	USD	140	140	10/17/13	EUR	103	140	— @
UBS AG	USD	89	89	10/17/13	EUR	66	89	— @
UBS AG	USD	791	791	10/17/13	GBP	498	805	14
UBS AG	USD	120	120	10/17/13	GBP	75	121	1
UBS AG	USD	375	375	10/17/13	HKD	2,911	375	(— @ )
UBS AG	USD	14	14	10/17/13	JPY	1,435	14	— @
UBS AG	USD	117	117	10/17/13	SEK	756	118	1
Bank of America NA	RUB	31,511	955	1/16/14	USD	929	929	(26)
Bank of America NA	RUB	17,082	517	1/16/14	USD	506	506	(11)
Bank of America NA	USD	1,443	1,443	1/16/14	RUB	48,594	1,472	29
UBS AG	RUB	67,456	2,043	1/16/14	USD	2,022	2,022	(21)
UBS AG	USD	2,005	2,005	1/16/14	RUB	67,456	2,044	39
Bank of America NA	RUB	48,594	1,464	2/20/14	USD	1,435	1,435	(29)
Bank of America NA	RUB	3,233	97	2/20/14	USD	94	94	(3)
Bank of America NA	USD	3,580	3,580	2/20/14	RUB	119,283	3,595	15
UBS AG	RUB	67,456	2,033	2/20/14	USD	1,994	1,994	(39)
Bank of America NA	RUB	119,283	3,580	3/20/14	USD	3,564	3,564	(16)
Bank of America NA	USD	1,930	1,930	3/20/14	RUB	64,117	1,924	(6)
Bank of America NA	USD	2,529	2,529	3/20/14	RUB	84,011	2,522	(7)
Bank of America NA	USD	944	944	3/20/14	RUB	31,417	943	(1)
Bank of America NA	USD	220	220	3/20/14	RUB	7,317	220	— @
			$65,368				$65,120	$(248)

Futures Contracts:

The Portfolio had the following futures contracts open at September 30, 2013:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
ASX Spi 200 Index (Australia)	3	$366	Dec-13	$(3)
Australian 10yr. Bond (Australia)	4	439	Dec-13	10
CAC 40 Index (France)	2	112	Oct-13	1
Euro BTP Italian Government Bond (Italy)	3	448	Dec-13	(— @	)
Euro OAT (France)	2	359	Dec-13	5

Euro Stoxx 50 Index (Germany)	113	4,401	Dec-13	22
FTSE 100 Index (United Kingdom)	10	1,041	Dec-13	(21)
FTSE MIB Index (Italy)	10	1,178	Dec-13	(15)
IBEX 35 Index (Spain)	9	1,112	Oct-13	26
MSCI Emerging Market E Mini (United States)	14	688	Dec-13	(18)
S&P 500 E MINI Index (United States)	63	5,274	Dec-13	(120)
TOPIX Index (Japan)	13	1,582	Dec-13	21
U.S. Treasury 10 yr. Note (United States)	195	24,646	Dec-13	434
UK Long Gilt Bond (United Kingdom)	2	357	Dec-13	7
Short:
Euro FX Currency (United States)	12	(2,029)	Dec-13	(51)
German Euro Bund (Germany)	75	(14,256)	Dec-13	(193)
NIKKEI 225 Index (Japan)	10	(739)	Dec-13	(19)
Russian Ruble (United States)	27	(2,057)	Dec-13	(56)
				$30

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at September 30, 2013:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Bank of America	Merrill Lynch U.S. REIT Custom Basket	1,420	3-Month USD-LIBOR-minus 0.10%	Pay	7/8/14	$45
Bank of America	Merrill Lynch U.S. REIT Custom Basket	180	3-Month USD-LIBOR-minus 0.10%	Pay	7/11/14	11
Bank of America	Merrill Lynch U.S. REIT Custom Basket	800	3-Month USD-LIBOR-minus 0.10%	Pay	7/11/14	29
Bank of America	Merrill Lynch U.S. REIT Custom Basket	410	3-Month USD-LIBOR-minus 0.15%	Pay	7/11/14	4
Bank of America	Merrill Lynch U.S. REIT Custom Basket	233	3-Month USD-LIBOR-minus 0.15%	Pay	7/11/14	(5)
Bank of America	Merrill Lynch Custom European Stock Index	6,344	3-Month EUR-EURIBOR-minus 0.23%	Pay	10/1/14	143
Bank of America	Merrill Lynch Custom European Stock Index	6,338	3-Month EUR-EURIBOR-minus 0.40%	Receive	10/3/14	(76)
Bank of America	Merrill Lynch U.S. Dividend Custom Basket	1,050	3-Month USD-LIBOR-minus 0.21%	Pay	10/3/14	7
Goldman Sachs International	S&P 500 Retailing Industry Group Index	3,050	3-Month USD-LIBOR-minus 0.28%	Pay	8/21/14	(134)

Goldman Sachs International	S&P 500 Retailing Industry Group Index	189	3-Month USD-LIBOR-minus 0.28%	Pay	8/21/14	1
JPMorgan Chase Bank	MSCI U.S. REIT Index	160	3-Month USD-LIBOR-minus 0.20%	Pay	7/11/14	1
JPMorgan Chase Bank	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	3,413	3-Month USD-LIBOR-minus 0.22%	Pay	8/16/14	(39)
JPMorgan Chase Bank	MSCI Daily Total Return Europe Net Household & Personal Products Index	337	3-Month USD-LIBOR-minus 0.39%	Pay	8/16/14	(5)
JPMorgan Chase Bank	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	302	3-Month USD-LIBOR-minus 0.22%	Pay	8/18/14	1
						$(17)

@		Value is Less than $500.
EURIBOR		Euro Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
OAT		Obligations Assimilables du Trésor (French Treasury Obligation).
REIT		Real Estate Investment Trust.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
RUB	—	Russian Ruble
SEK	—	Swedish Krona
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.

Total Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Shares	Value (000)
Investment Companies (97.5%)
Emerging Markets Debt (47.9%)
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Domestic Debt Portfolio - Class I (a)	46,449	$516
Morgan Stanley Institutional Fund, Inc. - Emerging Markets External Debt Portfolio - Class I (a)	52,225	511
		1,027
Emerging Markets Equity (49.6%)
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio - Class I (a)	42,722	1,065
Total Investment Companies (Cost $2,006)		2,092
Short-Term Investment (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $15)	15,429	15
Total Investments (98.2%) (Cost $2,021) +		2,107
Other Assets in Excess of Liabilities (1.8%)		38
Net Assets (100.0%)		$2,145

(a)                                 For the nine months ended September 30, 2013, the cost of purchases and the proceeds from affiliated registered investment companies were as follows:

Morgan Stanley Institutional Fund, Inc.	Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Realized Gain (000)	Dividend Income (000)	Value September 30, 2013 (000)
Emerging Markets	$1,274	$138	$303	$16	$14	$1,065
Emerging Markets Domestic Debt	564	53	29	1	12	516
Emerging Markets External Debt	447	226	95	6	16	511

(b)                                 The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+                                         At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $2,021,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $86,000 of which approximately $122,000 related to appreciated securities and $36,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (85.3%)
Australia (4.3%)
AGL Energy Ltd. (a)	9,934	$143
ALS Ltd. (a)	5,808	57
Amcor Ltd.	21,186	207
AMP Ltd.	54,310	234
APA Group	13,506	75
Asciano Ltd.	17,074	93
Aurizon Holding Ltd.	29,706	130
Australia & New Zealand Banking Group Ltd.	49,268	1,416
BHP Billiton Ltd.	44,933	1,499
Brambles Ltd.	27,666	235
Coca-Cola Amatil Ltd. (a)	10,791	123
Cochlear Ltd. (a)	994	56
Commonwealth Bank of Australia	26,967	1,793
Crown Ltd.	7,124	103
CSL Ltd.	8,961	535
Echo Entertainment Group Ltd.	12,876	33
Fortescue Metals Group Ltd. (a)	20,871	93
Goodman Group REIT	33,095	151
Harvey Norman Holdings Ltd. (a)	12,522	37
Iluka Resources Ltd. (a)	7,794	83
Incitec Pivot Ltd.	27,767	70
Insurance Australia Group Ltd.	39,271	215
Leighton Holdings Ltd.	2,408	43
Lend Lease Group REIT	6,371	60
Macquarie Group Ltd.	5,427	243
National Australia Bank Ltd.	37,572	1,204
Orica Ltd.	6,186	116
Origin Energy Ltd.	19,437	256
QBE Insurance Group Ltd. (a)	17,914	245
Rio Tinto Ltd.	6,287	362
Santos Ltd.	16,734	236
Shopping Centres Australasia Property Group REIT (a)	5,067	7
Sonic Healthcare Ltd.	7,910	120
Stockland REIT	101,290	366
Suncorp Group Ltd.	21,848	267
TABCORP Holdings Ltd. (a)	12,465	38
Tatts Group Ltd.	23,935	69
Telstra Corp., Ltd.	71,186	330
Toll Holdings Ltd.	11,948	65
Transurban Group	23,148	147
Wesfarmers Ltd.	17,215	661
Westfield Group REIT	45,399	466
Westfield Retail Trust REIT	77,001	213
Westpac Banking Corp.	48,976	1,497
Woodside Petroleum Ltd.	11,156	399
Woolworths Ltd.	20,811	680
WorleyParsons Ltd. (a)	3,910	89
		15,560
Austria (0.4%)
Erste Group Bank AG	4,164	132
OMV AG	7,766	384
Raiffeisen Bank International AG (a)	999	33
Telekom Austria AG	29,849	250
Verbund AG, Class A (a)	7,752	175
Vienna Insurance Group AG Wiener Versicherung Gruppe	794	41

Voestalpine AG	12,611	603
		1,618
Belgium (0.9%)
Ageas	2,370	96
Anheuser-Busch InBev N.V.	15,164	1,507
Anheuser-Busch InBev N.V. VVPR (b)	20,526	—	@
Belgacom SA (a)	6,432	171
Groupe Bruxelles Lambert SA	5,051	430
KBC Groep N.V.	2,571	127
Solvay SA, Class A	2,940	441
Telenet Group Holding N.V.	1,608	80
UCB SA	4,423	269
Umicore SA (a)	6,321	307
		3,428
Brazil (0.0%)
Cia Energetica de Minas Gerais (Preference)	1	—	@

China (0.3%)
AIA Group Ltd. (c)	179,200	844
Wynn Macau Ltd. (a)(c)	22,800	78
		922
Denmark (1.1%)
AP Moeller - Maersk A/S Series B	71	652
DSV A/S	10,568	300
Novo Nordisk A/S Series B	14,264	2,418
Novozymes A/S Series B	11,435	437
		3,807
Finland (1.3%)
Fortum Oyj	29,858	674
Kesko Oyj, Class B	11,742	352
Kone Oyj, Class B (a)	6,757	604
Metso Oyj (a)	6,251	245
Neste Oil Oyj (a)	5,141	114
Nokia Oyj (a)(b)	121,209	791
Sampo, Class A	19,561	841
Stora Enso Oyj, Class R	32,702	277
UPM-Kymmene Oyj (a)	28,171	390
Wartsila Oyj (a)	8,305	375
		4,663
France (7.5%)
Accor SA	3,240	135
Air Liquide SA (a)	4,389	611
Alstom SA	8,277	295
AtoS	5,809	454
AXA SA	56,142	1,303
BNP Paribas SA	30,307	2,051
Bouygues SA (a)	10,945	400
Cap Gemini SA	9,070	540
Carrefour SA	15,805	542
Casino Guichard Perrachon SA	1,873	193
CGG (b)	3,798	88
Christian Dior SA	1,002	197
Cie de St-Gobain	16,728	829

Cie Generale des Etablissements Michelin Series B	5,787	642
CNP Assurances	4,473	81
Credit Agricole SA (b)	16,790	185
Danone SA	10,708	806
Dassault Systemes SA	1,085	145
Edenred	4,583	149
Electricite de France SA	830	26
Essilor International SA	4,246	457
Eurazeo SA	639	41
European Aeronautic Defense and Space Co., N.V.	15,337	978
Fonciere Des Regions REIT	497	41
GDF Suez	11,618	292
Gecina SA REIT	399	51
ICADE REIT	415	38
Imerys SA	549	38
Kering (a)	989	222
Klepierre REIT	1,710	74
L’Oreal SA	911	156
Lafarge SA	4,640	323
Lagardere SCA	2,911	94
Legrand SA	9,415	523
LVMH Moet Hennessy Louis Vuitton SA	3,984	785
Natixis	19,308	92
Orange SA	19,855	249
Pernod-Ricard SA	525	65
Publicis Groupe SA (a)	4,651	370
Remy Cointreau SA (a)	488	52
Renault SA	10,687	853
Safran SA	9,314	574
Sanofi	28,657	2,906
Schneider Electric SA	20,154	1,705
SCOR SE	3,437	114
Societe BIC SA	771	90
Societe Generale SA	33,843	1,688
Sodexo	1,604	150
STMicroelectronics N.V. (a)	10,970	101
Technip SA	2,431	285
Total SA	36,213	2,105
Unibail-Rodamco SE REIT	1,725	428
Veolia Environnement SA	8,027	137
Vinci SA	21,920	1,275
Vivendi SA	10,430	240
		27,264
Germany (8.0%)
Adidas AG	3,432	373
Allianz SE (Registered)	13,440	2,113
Axel Springer AG	1,041	58
BASF SE	22,471	2,158
Bayer AG (Registered)	15,723	1,854
Bayerische Motoren Werke AG	11,248	1,209
Beiersdorf AG	1,970	175
Brenntag AG	1,823	304
Celesio AG	3,780	85
Commerzbank AG (b)	6,593	76
Continental AG	1,277	217
Daimler AG (Registered)	30,475	2,375
Deutsche Bank AG (Registered)	34,210	1,571
Deutsche Boerse AG	1,853	139
Deutsche Lufthansa AG (Registered) (b)	24,227	473

Deutsche Post AG (Registered)	26,147	868
Deutsche Telekom AG (Registered)	72,785	1,056
E.ON SE	89,636	1,594
Fraport AG Frankfurt Airport Services Worldwide (a)	979	69
Fresenius Medical Care AG & Co., KGaA	8,351	543
GEA Group AG	7,556	310
Henkel AG & Co., KGaA (Preference)	2,716	280
Kabel Deutschland Holding AG	2,504	294
Lanxess AG	1,922	125
Linde AG	2,957	586
Merck KGaA	1,181	184
Metro AG	10,015	397
Muenchener Rueckversicherungs AG (Registered)	6,295	1,231
Osram Licht AG (b)	2,495	117
Porsche Automobil Holding SE (Preference)	4,658	407
RWE AG	13,757	468
RWE AG (Preference) (a)	1,156	38
SAP AG	29,151	2,155
Siemens AG (Registered)	24,959	3,009
ThyssenKrupp AG (b)	7,938	190
United Internet AG (Registered)	3,035	115
Volkswagen AG	4,074	924
Volkswagen AG (Preference)	3,887	916
		29,056
Hong Kong (1.1%)
Bank of East Asia Ltd. (a)	21,400	91
BOC Hong Kong Holdings Ltd.	57,000	183
Cheung Kong Holdings Ltd.	21,000	320
Cheung Kong Infrastructure Holdings Ltd.	11,000	76
CLP Holdings Ltd.	30,000	244
First Pacific Co., Ltd. (a)	40,000	44
Hang Lung Properties Ltd.	34,000	116
Hang Seng Bank Ltd. (a)	12,800	209
Henderson Land Development Co., Ltd.	17,000	105
Hong Kong & China Gas Co., Ltd.	94,000	226
Hong Kong Exchanges and Clearing Ltd.	17,400	279
Hutchison Whampoa Ltd. (a)	33,000	396
Hysan Development Co., Ltd.	11,000	49
Link REIT (The) (a)	34,000	167
MGM China Holdings Ltd.	15,200	51
MTR Corp., Ltd.	29,500	117
New World Development Co., Ltd.	59,000	89
Power Assets Holdings Ltd.	23,000	206
Sands China Ltd.	36,000	223
Sino Land Co., Ltd.	46,000	68
SJM Holdings Ltd.	30,000	84
Sun Hung Kai Properties Ltd.	24,000	327
Swire Pacific Ltd., Class A	11,000	132
Swire Properties Ltd.	19,000	53
Wharf Holdings Ltd. (a)	23,000	200
Wheelock & Co., Ltd.	14,000	74
		4,129
Indonesia (0.0%)
Golden Agri-Resources Ltd. (a)	38,315	16

Ireland (0.3%)
Bank of Ireland (b)	624,148	179
CRH PLC	28,233	679

Elan Corp., PLC (b)	5,146	81
Kerry Group PLC, Class A	3,163	193
Ryanair Holdings PLC ADR	1,800	89
		1,221
Italy (0.6%)
Fiat SpA (b)	20,544	164
Intesa Sanpaolo SpA	388,635	803
Luxottica Group SpA	2,825	150
UniCredit SpA	142,812	914
Unione di Banche Italiane SCPA	10,328	52
		2,083
Japan (21.6%)
Aeon Co., Ltd. (a)	17,700	244
Aeon Mall Co., Ltd.	3,800	113
Ajinomoto Co., Inc.	22,000	290
Asahi Glass Co., Ltd.	42,300	263
Asahi Group Holdings Ltd.	11,900	313
Asahi Kasei Corp.	44,000	332
Astellas Pharma, Inc.	15,600	797
Bank of Yokohama Ltd. (The) (a)	67,000	384
Benesse Holdings, Inc.	2,854	104
Bridgestone Corp.	33,300	1,219
Canon, Inc.	14,604	467
Central Japan Railway Co.	5,392	692
Chiba Bank Ltd. (The)	27,000	198
Chubu Electric Power Co., Inc. (a)	10,300	140
Chugai Pharmaceutical Co., Ltd.	7,600	156
Credit Saison Co., Ltd.	5,000	136
Dai Nippon Printing Co., Ltd. (a)	19,100	203
Daido Steel Co., Ltd.	5,000	30
Daiichi Sankyo Co., Ltd. (a)	22,500	408
Daikin Industries Ltd. (a)	6,200	330
Daito Trust Construction Co., Ltd.	3,356	336
Daiwa House Industry Co., Ltd. (a)	20,600	386
Daiwa Securities Group, Inc. (a)	91,000	821
Denso Corp.	23,850	1,117
East Japan Railway Co.	13,300	1,146
Eisai Co., Ltd. (a)	7,200	293
FANUC Corp.	6,250	1,034
Fast Retailing Co., Ltd. (a)	3,500	1,321
FUJIFILM Holdings Corp.	20,100	484
Fujitsu Ltd. (b)	78,200	293
Fukuoka Financial Group, Inc.	40,000	181
Hankyu Hanshin Holdings, Inc.	32,000	178
Hirose Electric Co., Ltd.	1,400	216
Hisamitsu Pharmaceutical Co., Inc.	2,100	117
Hitachi Ltd.	140,000	927
Hitachi Metals Ltd.	4,000	49
Honda Motor Co., Ltd.	56,613	2,164
Hoya Corp.	17,400	412
IHI Corp.	44,530	188
Inpex Corp.	9,200	109
ITOCHU Corp. (a)	53,351	655
Japan Real Estate Investment Corp. REIT	19	223
Japan Retail Fund Investment Corp. REIT	65	134
Japan Tobacco, Inc.	28,500	1,029
JFE Holdings, Inc.	22,300	581
JGC Corp.	10,546	382

Joyo Bank Ltd. (The)	47,000	253
JSR Corp.	5,908	110
JX Holdings, Inc. (a)	98,346	511
Kajima Corp.	65,000	266
Kansai Electric Power Co., Inc. (The) (b)	14,800	189
Kao Corp.	16,100	503
Kawasaki Heavy Industries Ltd.	41,500	181
Keikyu Corp. (a)	15,000	142
Keio Corp. (a)	12,000	86
Keyence Corp.	1,557	593
Kintetsu Corp. (a)	61,750	230
Kirin Holdings Co., Ltd.	25,000	365
Kobe Steel Ltd. (b)	47,000	88
Komatsu Ltd. (a)	35,800	894
Konica Minolta, Inc.	20,030	169
Kubota Corp.	50,000	726
Kuraray Co., Ltd. (a)	12,556	151
Kurita Water Industries Ltd.	1,400	30
Kyocera Corp. (a)	13,800	735
Kyushu Electric Power Co., Inc. (b)	6,600	95
Lawson, Inc. (a)	2,700	212
LIXIL Group Corp. (a)	8,262	171
Marubeni Corp. (a)	52,550	415
Maruichi Steel Tube Ltd.	900	22
Mitsubishi Chemical Holdings Corp. (a)	50,500	237
Mitsubishi Corp.	47,900	972
Mitsubishi Electric Corp.	65,352	690
Mitsubishi Estate Co., Ltd.	45,000	1,335
Mitsubishi Heavy Industries Ltd.	118,550	682
Mitsubishi Materials Corp.	78,000	323
Mitsubishi Tanabe Pharma Corp.	7,900	111
Mitsubishi UFJ Financial Group, Inc. (d)	207,606	1,332
Mitsui & Co., Ltd. (a)	58,300	849
Mitsui Fudosan Co., Ltd.	33,900	1,146
Mitsui OSK Lines Ltd. (b)	12,000	54
Mizuho Financial Group, Inc.	859,800	1,872
MS&AD Insurance Group Holdings	17,260	452
Murata Manufacturing Co., Ltd. (a)	8,400	644
NEC Corp.	101,900	237
NGK Insulators Ltd.	14,660	223
NGK Spark Plug Co., Ltd.	9,059	201
Nidec Corp. (a)	3,804	315
Nikon Corp. (a)	12,700	222
Nintendo Co., Ltd.	3,808	433
Nippon Building Fund, Inc. REIT	23	286
Nippon Express Co., Ltd.	35,300	177
Nippon Steel Sumitomo Metal Corp.	386,108	1,316
Nippon Telegraph & Telephone Corp.	12,200	633
Nippon Yusen KK (a)	46,015	146
Nissan Motor Co., Ltd.	84,205	848
Nitto Denko Corp. (a)	7,400	485
NKSJ Holdings, Inc. (a)	10,600	274
Nomura Holdings, Inc.	105,750	826
NSK Ltd. (a)	4,553	47
NTT Data Corp. (a)	6,900	233
NTT DoCoMo, Inc. (a)	17,200	279
Obayashi Corp. (a)	46,571	279
OJI Holdings Corp. (a)	12,000	56
Omron Corp. (a)	10,104	366
Ono Pharmaceutical Co., Ltd. (a)	2,700	166
Oriental Land Co., Ltd. (a)	2,550	422

ORIX Corp.	26,560	435
Osaka Gas Co., Ltd.	37,600	160
Otsuka Holdings Co., Ltd.	8,100	235
Resona Holdings, Inc.	20,100	103
Rohm Co., Ltd.	6,605	272
Santen Pharmaceutical Co., Ltd.	2,700	131
Secom Co., Ltd.	7,485	470
Sekisui Chemical Co., Ltd.	21,072	215
Sekisui House Ltd.	42,646	575
Seven & I Holdings Co., Ltd.	20,400	747
Shimamura Co., Ltd.	300	30
Shimano, Inc. (a)	4,350	389
Shimizu Corp. (a)	51,000	250
Shin-Etsu Chemical Co., Ltd.	13,793	847
Shionogi & Co., Ltd. (a)	10,000	211
Shiseido Co., Ltd. (a)	11,600	209
Shizuoka Bank Ltd. (The) (a)	25,000	285
Showa Denko KK	11,000	15
SMC Corp.	2,005	479
Softbank Corp.	43,200	3,002
Sony Corp. (a)	28,893	619
Sumitomo Chemical Co., Ltd.	49,600	189
Sumitomo Corp. (a)	35,100	474
Sumitomo Electric Industries Ltd.	22,400	325
Sumitomo Metal Mining Co., Ltd.	42,300	600
Sumitomo Mitsui Financial Group, Inc. (a)	42,400	2,058
Sumitomo Mitsui Trust Holdings, Inc.	233,167	1,158
Sumitomo Realty & Development Co., Ltd.	16,500	787
T&D Holdings, Inc.	19,800	246
Taiheiyo Cement Corp. (a)	7,000	31
Taisei Corp. (a)	59,000	291
Takeda Pharmaceutical Co., Ltd. (a)	25,900	1,225
TDK Corp. (a)	5,252	207
Teijin Ltd. (a)	8,608	20
Terumo Corp.	8,150	419
THK Co., Ltd. (a)	2,800	62
Tobu Railway Co., Ltd.	34,900	185
Tohoku Electric Power Co., Inc. (b)	9,700	120
Tokio Marine Holdings, Inc.	32,320	1,060
Tokyo Electron Ltd.	9,900	533
Tokyo Gas Co., Ltd.	42,600	234
Tokyu Corp.	40,400	289
Tokyu Land Corp. (a)	23,000	239
Toppan Printing Co., Ltd.	19,600	158
Toray Industries, Inc.	42,100	278
Toshiba Corp. (a)	122,026	550
Toyo Suisan Kaisha Ltd.	3,000	88
Toyota Industries Corp.	3,950	171
Toyota Motor Corp.	101,655	6,519
Trend Micro, Inc.	5,400	202
Unicharm Corp. (a)	8,700	509
West Japan Railway Co.	2,342	100
Yahoo! Japan Corp.	82,600	470
Yakult Honsha Co., Ltd. (a)	2,700	136
Yamada Denki Co., Ltd. (a)	45,900	136
Yamato Holdings Co., Ltd. (a)	10,935	247
Yamato Kogyo Co., Ltd.	800	30
		77,926

Macau (0.1%)
Galaxy Entertainment Group Ltd. (b)(c)	32,000	225

Malta (0.0%)
BGP Holdings PLC (b)(e)(f)	72,261	—

Mexico (0.3%)
Alfa SAB de CV	28,300	76
America Movil SAB de CV	220,000	218
Cemex SAB de CV (Units) (b)(g)	55,224	62
Coca-Cola Femsa SAB de CV	2,600	33
Fomento Economico Mexicano SAB de CV (Units) (g)	11,000	107
Grupo Financiero Banorte SAB de CV Series O	11,300	70
Grupo Financiero Inbursa SAB de CV	12,300	28
Grupo Mexico SAB de CV Series B	46,600	140
Grupo Televisa SAB	19,700	110
Industrias Penoles SAB de CV	875	26
Mexichem SAB de CV	7,000	31
Wal-Mart de Mexico SAB de CV Series V	36,800	96
		997
Netherlands (3.3%)
Aegon N.V.	56,092	415
Akzo Nobel N.V.	10,223	672
ArcelorMittal	27,242	375
ASML Holding N.V.	20,657	2,037
CNH Industrial N.V. (b)	109,164	1,400
Corio N.V. REIT	1,621	70
Fugro N.V. CVA	1,617	99
Gemalto N.V.	1,538	165
Heineken N.V.	5,018	355
ING Groep N.V. CVA (b)	152,534	1,731
Koninklijke Ahold N.V.	24,897	431
Koninklijke Boskalis Westminster N.V.	164	7
Koninklijke DSM N.V.	4,004	302
Koninklijke KPN N.V. (b)	51,721	165
Koninklijke Philips N.V.	20,965	676
Randstad Holding N.V.	287	16
Reed Elsevier N.V.	25,007	503
TNT Express N.V.	41,426	378
Unilever N.V. CVA	32,772	1,275
Wolters Kluwer N.V.	16,992	438
Ziggo N.V.	6,165	250
		11,760
Norway (0.5%)
Aker Solutions ASA	2,393	34
DnB ASA	26,267	399
Norsk Hydro ASA (a)	26,092	108
Orkla ASA	11,540	84
Statoil ASA	19,527	444
Subsea 7 SA	4,052	84
Telenor ASA	24,913	569
		1,722
Poland (0.1%)
Jeronimo Martins SGPS SA	19,787	406

Portugal (0.2%)
Banco Espirito Santo SA (Registered) (a)(b)	75,389	80
EDP - Energias de Portugal SA (a)	84,929	310
Galp Energia SGPS SA	11,427	191
Portugal Telecom SGPS SA (Registered)	22,697	102
		683
Singapore (0.6%)
Ascendas Real Estate Investment Trust REIT	17,000	31
CapitaLand Ltd.	28,000	69
CapitaMall Trust REIT	23,218	36
City Developments Ltd. (a)	6,203	51
ComfortDelGro Corp., Ltd.	17,627	28
DBS Group Holdings Ltd.	23,091	302
Genting Singapore PLC (a)	78,000	89
Jardine Cycle & Carriage Ltd.	1,065	32
Keppel REIT (a)	4,229	4
Keppel Corp., Ltd.	17,200	143
Noble Group Ltd.	29,350	22
Oversea-Chinese Banking Corp., Ltd.	42,851	352
SembCorp Industries Ltd.	11,694	49
SembCorp Marine Ltd. (a)	10,400	38
Singapore Airlines Ltd.	7,286	60
Singapore Exchange Ltd.	7,071	41
Singapore Press Holdings Ltd. (a)	23,433	77
Singapore Technologies Engineering Ltd.	14,000	47
Singapore Telecommunications Ltd.	85,745	255
United Overseas Bank Ltd.	19,956	329
Wilmar International Ltd. (a)	13,000	33
		2,088
South Africa (0.5%)
SABMiller PLC	33,887	1,727

Spain (1.0%)
Banco Bilbao Vizcaya Argentaria SA	121,720	1,367
Banco de Sabadell SA	63,903	161
Banco Popular Espanol SA (b)	26,071	141
Banco Santander SA	224,149	1,838
CaixaBank	21,466	94
		3,601
Sweden (2.8%)
Assa Abloy AB, Class B	13,417	616
Electrolux AB, Class B	4,342	113
Elekta AB, Class B (a)	13,406	216
Getinge AB, Class B	12,330	441
Hennes & Mauritz AB, Class B (a)	34,147	1,485
Investor AB, Class B	23,046	699
Lundin Petroleum AB (b)	6,116	132
Nordea Bank AB	102,069	1,233
Scania AB, Class B	13,512	289
Securitas AB, Class B	3,395	39
Skanska AB, Class B	18,954	365
Svenska Cellulosa AB SCA, Class B	23,077	582
Svenska Handelsbanken AB, Class A	23,819	1,019
Swedish Match AB	6,751	238
Tele2 AB, Class B	6,074	78
Telefonaktiebolaget LM Ericsson, Class B	101,527	1,352

TeliaSonera AB	62,181	477
Volvo AB, Class B	50,303	754
		10,128
Switzerland (8.4%)
ABB Ltd. (Registered) (b)	79,533	1,879
Adecco SA (Registered) (b)	259	19
Baloise Holding AG (Registered)	2,302	255
Banque Cantonale Vaudoise (Registered)	144	79
Cie Financiere Richemont SA (Registered)	9,038	903
Credit Suisse Group AG (Registered) (b)	51,393	1,575
Geberit AG (Registered) (b)	1,692	457
Givaudan SA (Registered) (b)	245	358
Holcim Ltd. (Registered) (b)	7,543	562
Julius Baer Group Ltd. (b)	6,927	323
Logitech International SA (Registered)	5,462	48
Lonza Group AG (Registered) (b)	1,152	94
Nestle SA (Registered)	90,395	6,332
Novartis AG (Registered)	62,611	4,813
Pargesa Holding SA	245	18
Roche Holding AG (Genusschein)	17,807	4,804
Schindler Holding AG	2,089	314
SGS SA (Registered)	25	60
Sonova Holding AG (Registered) (b)	1,317	164
Swatch Group AG (The)	580	374
Swiss Life Holding AG (Registered) (b)	1,014	192
Swiss Prime Site AG (Registered) (b)	1,470	114
Swiss Re AG (b)	16,302	1,348
Swisscom AG (Registered)	774	372
Syngenta AG (Registered)	1,817	742
UBS AG (Registered) (b)	145,138	2,969
Zurich Insurance Group AG (b)	4,775	1,230
		30,398
United Kingdom (20.0%)
3i Group PLC	18,149	107
Aberdeen Asset Management PLC (a)	31,209	191
Admiral Group PLC	5,258	105
Aggreko PLC	74,589	1,937
AMEC PLC	10,297	179
Anglo American PLC	56,308	1,385
ARM Holdings PLC	73,050	1,170
AstraZeneca PLC	28,930	1,504
Aviva PLC	164,392	1,055
BAE Systems PLC	99,087	729
Barclays PLC	463,614	1,995
BG Group PLC	98,965	1,892
BHP Billiton PLC	27,425	808
BP PLC	339,329	2,381
British American Tobacco PLC	29,932	1,588
British Land Co., PLC REIT	26,302	246
British Sky Broadcasting Group PLC	67,687	954
BT Group PLC	241,889	1,340
Bunzl PLC	14,365	311
Burberry Group PLC	8,526	226
Capita PLC	8,159	132
Carnival PLC	5,995	203
Centrica PLC	108,742	651
Cobham PLC	955	4
Compass Group PLC	70,372	968

Croda International PLC	3,627	156
Diageo PLC	47,085	1,496
easyJet PLC	12,991	268
Experian PLC	32,609	621
G4S PLC	18,108	75
GKN PLC	35,734	198
GlaxoSmithKline PLC	109,120	2,743
Glencore Xstrata PLC (b)	50,128	273
Hammerson PLC REIT	21,851	177
HSBC Holdings PLC	567,499	6,150
Imperial Tobacco Group PLC	11,917	442
InterContinental Hotels Group PLC	11,570	338
International Consolidated Airlines Group SA (b)	98,087	536
Intertek Group PLC	5,056	270
Intu Properties PLC REIT	16,011	83
Investec PLC	6,824	44
J Sainsbury PLC	37,416	237
Johnson Matthey PLC	5,078	231
Kingfisher PLC	33,270	208
Land Securities Group PLC REIT	23,454	349
Legal & General Group PLC	183,673	584
Lloyds Banking Group PLC (b)	1,446,762	1,726
Marks & Spencer Group PLC	40,442	325
Meggitt PLC	23,485	209
National Grid PLC	124,239	1,470
Next PLC	6,527	546
Old Mutual PLC	139,783	425
Pearson PLC	31,266	636
Petrofac Ltd.	8,074	184
Prudential PLC	64,310	1,199
Reckitt Benckiser Group PLC	19,146	1,401
Reed Elsevier PLC	42,736	576
Rexam PLC	19,455	152
Rio Tinto PLC	16,360	801
Rolls-Royce Holdings PLC (b)	53,237	959
Royal Bank of Scotland Group PLC (b)	56,480	328
Royal Dutch Shell PLC, Class A	105,681	3,491
Royal Dutch Shell PLC, Class B	80,565	2,785
RSA Insurance Group PLC	103,868	203
Sage Group PLC (The)	50,539	270
Schroders PLC	3,160	132
Segro PLC REIT	23,317	117
Serco Group PLC	8,046	71
Severn Trent PLC	18,134	518
Smith & Nephew PLC	78,054	974
Smiths Group PLC	9,543	216
SSE PLC	54,573	1,303
Standard Chartered PLC	71,798	1,722
Standard Life PLC	56,617	317
Tesco PLC	206,308	1,199
Tullow Oil PLC	408	7
Unilever PLC	19,085	737
United Utilities Group PLC	8,155	91
Vodafone Group PLC	1,500,603	5,291
Weir Group PLC (The)	5,839	220
Whitbread PLC	7,291	350
Wolseley PLC	7,733	400
WPP PLC	165,623	3,410
		72,301

United States (0.1%)
AAC Technologies Holdings, Inc. (c)	11,500	53
Li & Fung Ltd. (a)(c)	88,000	128
		181
Total Common Stocks (Cost $290,378)		307,910

	No. of Rights
Rights (0.1%)
Spain (0.0%)
BBVA (a)(b)	121,720	17

United Kingdom (0.1%)
Barclays PLC (b)	115,904	151
Total Rights (Cost $16)		168

	Shares	Value (000)
Short-Term Investments (20.5%)
Securities held as Collateral on Loaned Securities (7.4%)
Investment Company (6.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h)	24,201,451	24,201

	Face Amount (000)	Value (000)
Repurchase Agreements (0.7%)
Barclays Capital, Inc., (0.06%, dated 9/30/13, due 10/1/13; proceeds $1,989; fully collateralized by a U.S. Government Obligation; 0.63% due 9/30/17; valued at $2,029)	$1,989	1,989
BNP Paribas Securities Corp., (0.05%, dated 9/30/13, due 10/1/13; proceeds $663; fully collateralized by a U.S. Government Obligation; 2.75% due 2/15/19; valued at $676)	663	663
		2,652
Total Securities held as Collateral on Loaned Securities (Cost $26,853)		26,853

	Shares	Value (000)
Investment Company (13.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h) (Cost $47,393)	47,392,617	47,393
Total Short-Term Investments (Cost $74,246)		74,246
Total Investments (105.9%) (Cost $364,640) Including $26,527 of Securities Loaned (i)(j)+		382,324
Liabilities in Excess of Other Assets (-5.9%)		(21,233)
Net Assets (100.0%)		$361,091

(a)                                 All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2013 were approximately $26,527,000 and $27,950,000, respectively. The Portfolio received cash collateral of approximately $27,730,000, of which $26,853,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments.  As of September 30, 2013, there was uninvested cash of approximately $877,000 which is not reflected in the Portfolio of Investments.  The remaining collateral of approximately $220,000 was received in the form of U.S. Government Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)                                 Non-income producing security.

(c)                                  Security trades on the Hong Kong exchange.

(d)                                 For the nine months ended September 30, 2013, the proceeds from sales of Mitsubishi UFJ Financial Group, Inc.; Common Stock, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $352,000, including net realized losses of approximately $217,000.

(e)                                  Security has been deemed illiquid at September 30, 2013.

(f)                                   At September 30, 2013, the Portfolio held fair valued securities valued at $0, representing 0.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(g)                                  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(h)                                 The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(i)                                     The approximate fair value and percentage of net assets, $304,891,000 and 84.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(j)                                    Securities are available for collateral in connection with open foreign currency forward exchange and futures contracts.

+                                         At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $364,640,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $17,684,000 of which approximately $46,846,000 related to appreciated securities and approximately $29,162,000 related to depreciated securities.

@                                    Value is less than $500.

ADR                     American Depositary Receipt.

CVA                     Certificaten Van Aandelen.

REIT                  Real Estate Investment Trust.

VVPR              Verminderde Voorheffing Précompte Réduit.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at September 30, 2013:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Bank of New York Mellon	AUD	8,491	$7,913	10/17/13	USD	7,927	$7,927	$14
Bank of New York Mellon	USD	10,268	10,268	10/17/13	AUD	10,995	10,247	(21)
Credit Suisse London Branch (GFX)	EUR	1,076	1,456	10/17/13	USD	1,436	1,436	(20)
Credit Suisse London Branch (GFX)	USD	21,591	21,591	10/17/13	EUR	16,169	21,874	283
Credit Suisse London Branch (GFX)	USD	437	437	10/17/13	GBP	275	445	8
Deutsche Bank AG London	JPY	408,750	4,159	10/17/13	USD	4,115	4,115	(44)
Deutsche Bank AG London	USD	1,401	1,401	10/17/13	CHF	1,298	1,435	34
Deutsche Bank AG London	USD	158	158	10/17/13	CHF	147	162	4
Deutsche Bank AG London	USD	1,598	1,598	10/17/13	GBP	1,005	1,627	29
Northern Trust Company	USD	9,222	9,222	10/17/13	JPY	916,081	9,320	98
Royal Bank of Scotland	JPY	413,391	4,206	10/17/13	USD	4,162	4,162	(44)
State Street Bank and Trust Co.	EUR	1,191	1,612	10/17/13	USD	1,607	1,607	(5)
State Street Bank and Trust Co.	GBP	1,327	2,148	10/17/13	USD	2,110	2,110	(38)
State Street Bank and Trust Co.	HKD	35,391	4,563	10/17/13	USD	4,564	4,564	1
State Street Bank and Trust Co.	USD	8,998	8,998	10/17/13	HKD	69,767	8,996	(2)
UBS AG	EUR	781	1,057	10/17/13	USD	1,044	1,044	(13)
UBS AG	JPY	211,024	2,147	10/17/13	USD	2,124	2,124	(23)
UBS AG	USD	1,804	1,804	10/17/13	AUD	1,932	1,800	(4)
UBS AG	USD	932	932	10/17/13	EUR	689	932	— @
UBS AG	USD	2,517	2,517	10/17/13	GBP	1,583	2,562	45
			$88,187				$88,489	$302

Futures Contracts:

The Portfolio had the following futures contracts open at September 30, 2013:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
ASX Spi 200 Index (Australia)	33	$4,020	Dec-13	$(27)
CAC 40 Index (France)	156	8,750	Oct-13	8
DAX Index (Germany)	10	2,905	Dec-13	(12)
FTSE 100 Index (United Kingdom)	78	8,119	Dec-13	(182)
FTSE MIB Index (Italy)	62	7,305	Dec-13	(92)
Hang Seng Index (Hong Kong)	48	7,081	Oct-13	(79)
IBEX 35 Index (Spain)	85	10,504	Oct-13	238
TOPIX Index (Japan)	34	4,138	Dec-13	44
				$(102)

@		Value is less than $500.
AUD	—	Australian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.

Asian Equity Portfolio

Portfolio of Investments

Third Quarter Report -

September 30, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (91.2%)
China (21.6%)
Bank of China Ltd. H Shares (a)	859,000	$393
Beijing Enterprises Holdings Ltd. (a)	16,500	119
China Mengniu Dairy Co., Ltd. (a)	23,000	103
China Mobile Ltd. (a)	19,000	214
China Oilfield Services Ltd. H Shares (a)	40,000	100
China Overseas Grand Oceans Group Ltd. (a)	60,000	73
China Overseas Land & Investment Ltd. (a)	22,000	65
China Pacific Insurance Group Co., Ltd. H Shares (a)	34,800	125
Chongqing Changan Automobile Co., Ltd. B Shares	51,600	79
NetEase, Inc. ADR	900	65
Qihoo 360 Technology Co., Ltd. ADR (b)	1,253	104
Sihuan Pharmaceutical Holdings Group Ltd. (a)	77,000	53
Sino Biopharmaceutical (a)	90,800	61
Tencent Holdings Ltd. (a)	4,800	252
		1,806
Hong Kong (10.1%)
BOC Hong Kong Holdings Ltd.	44,500	143
Cheung Kong Holdings Ltd.	10,000	152
HKT Trust/HKT Ltd.	64,000	60
Hutchison Whampoa Ltd.	16,000	192
Samsonite International SA	50,400	141
Wharf Holdings Ltd.	17,400	151
		839
India (2.1%)
HDFC Bank Ltd. ADR	2,625	80
ITC Ltd. GDR	17,810	97
		177
Indonesia (4.3%)
Ace Hardware Indonesia Tbk PT	797,000	48
Bank Tabungan Negara Persero Tbk PT	596,000	48
Electronic City Indonesia Tbk PT (b)	104,000	31
Gudang Garam Tbk PT	11,000	33
Kalbe Farma Tbk PT	1,030,000	105
Matahari Department Store Tbk PT (b)	40,000	36
Nippon Indosari Corpindo Tbk PT	98,000	54
		355
Korea, Republic of (22.3%)
Cosmax, Inc.	2,260	102
Doosan Infracore Co., Ltd. (b)	1,130	17
GS Retail Co., Ltd.	2,570	75
Hyundai Engineering & Construction Co., Ltd.	2,347	135
Hyundai Glovis Co., Ltd.	291	57
Hyundai Motor Co.	867	203
KT Skylife Co., Ltd.	590	16
LG Display Co., Ltd. (b)	3,860	93
LG Household & Health Care Ltd.	121	61
LG Uplus Corp. (b)	11,290	121
NCSoft Corp.	642	114
Paradise Co., Ltd.	3,470	79
Samsung Electronics Co., Ltd.	510	646
Samsung Electronics Co., Ltd. (Preference)	73	59

SK Telecom Co., Ltd.	424	87
		1,865
Laos (1.7%)
Kolao Holdings	4,587	139

Malaysia (5.2%)
Astro Malaysia Holdings Bhd	49,100	44
CIMB Group Holdings Bhd	39,600	91
IHH Healthcare Bhd (b)	94,900	121
IJM Corp., Bhd	66,000	117
UEM Sunrise Bhd	75,900	60
		433
Philippines (4.4%)
BDO Unibank, Inc.	49,050	84
DMCI Holdings, Inc.	66,830	71
International Container Terminal Services, Inc.	30,000	67
Rizal Commercial Banking Corp.	60,790	63
STI Education Systems Holdings	5,062,000	85
		370
Singapore (3.1%)
DBS Group Holdings Ltd.	9,000	118
Keppel Corp., Ltd.	4,000	33
Singapore Telecommunications Ltd.	19,000	57
Vard Holdings Ltd. (b)	72,000	50
		258
Taiwan (10.6%)
Chailease Holding Co., Ltd.	41,800	98
Cleanaway Co., Ltd.	9,000	52
Fubon Financial Holding Co., Ltd. (Registered GDR) (b)	3,800	52
Ginko International Co., Ltd.	7,000	130
MediaTek, Inc.	10,000	124
Taiwan Semiconductor Manufacturing Co., Ltd.	89,000	303
TPK Holding Co., Ltd.	3,000	27
Uni-President Enterprises Corp.	53,451	100
		886
Thailand (5.8%)
Advanced Info Service PCL (Foreign)	6,300	52
Bangkok Bank PCL NVDR	11,900	75
Land and Houses PCL NVDR	264,500	91
Minor International PCL (Foreign)	67,700	52
Supalai PCL (Foreign)	92,700	47
Thai Union Frozen Products PCL (Foreign)	58,800	96
Total Access Communication PCL NVDR	20,600	70
		483
Total Common Stocks (Cost $7,341)		7,611

Investment Companies (1.7%)
India (0.8%)
iShares MSCI India Index ETF (b)	13,100	72

Thailand (0.9%)
BTS Rail Mass Transit Growth Infrastructure Fund (Foreign) (Units) (c)	235,857	73

Total Investment Companies (Cost $166)		145

Participation Notes (4.3%)
India (4.3%)
Asian Paints Ltd., Equity Linked Notes, expires 5/31/18	6,470	47
Glenmark Pharmaceuticals Ltd., Equity Linked Notes, expires 5/10/17 (b)	8,700	74
HCL Technologies Ltd., Equity Linked Notes, expires 8/17/15 (b)	2,900	50
Idea Cellular Ltd., Equity Linked Notes, expires 6/7/18	3,293	9
IndusInd Bank Ltd., Equity Linked Notes, expires 12/14/15	5,734	34
ING Vysya Bank Ltd., Equity Linked Notes, expires 4/11/18	1,000	9
Tata Consultancy Services Ltd., Equity Linked Notes, expires 12/14/15	2,500	77
Zee Entertainment Enterprises Ltd., Equity Linked Notes, expires 12/9/15 (b)	14,800	54
Total Participation Notes (Cost $382)		354

Short-Term Investment (3.0%)
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $250)	250,237	250
Total Investments (100.2%) (Cost $8,139) (e)+		8,360
Liabilities in Excess of Other Assets (-0.2%)		(16)
Net Assets (100.0%)		$8,344

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(e)

The approximate fair value and percentage of net assets, $7,764,000 and 93.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $8,139,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $221,000 of which approximately $700,000 related to appreciated securities and approximately $479,000 related to depreciated securities.

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (97.5%)
Austria (1.4%)
Erste Group Bank AG	236,271	$7,468
Vienna Insurance Group AG Wiener Versicherung Gruppe	173,799	8,923
		16,391
Brazil (7.9%)
Banco Bradesco SA (Preference)	950,460	13,029
BRF SA	999,790	24,360
CCR SA	1,003,322	7,854
Cia de Bebidas das Americas (Preference) ADR	343,531	13,174
PDG Realty SA Empreendimentos e Participacoes (a)	2,061,764	2,289
Petroleo Brasileiro SA	550,286	4,211
Petroleo Brasileiro SA (Preference)	1,638,972	13,577
Petroleo Brasileiro SA ADR	249,848	3,870
Raia Drogasil SA	448,635	3,710
Ultrapar Participacoes SA	318,600	7,858
		93,932
Chile (1.0%)
SACI Falabella	896,433	8,596
Sociedad Quimica y Minera de Chile SA ADR (b)	97,346	2,974
		11,570
China (12.5%)
Bank of China Ltd. H Shares (c)	50,425,000	23,046
Beijing Enterprises Holdings Ltd. (b)(c)	520,500	3,756
China Construction Bank Corp. H Shares (c)	16,234,250	12,520
China Mengniu Dairy Co., Ltd. (c)	1,822,000	8,159
China Mobile Ltd. (c)	1,610,000	18,111
China Oilfield Services Ltd. H Shares (c)	3,018,000	7,559
China Overseas Grand Oceans Group Ltd. (b)(c)	1,761,000	2,146
China Overseas Land & Investment Ltd. (b)(c)	1,916,000	5,638
China Pacific Insurance Group Co., Ltd. H Shares (c)	3,117,800	11,164
China Petroleum & Chemical Corp. H Shares (c)	6,078,600	4,753
Chongqing Changan Automobile Co., Ltd. B Shares	950,402	1,452
NetEase, Inc. ADR	23,100	1,677
Qihoo 360 Technology Co., Ltd. ADR (a)	106,311	8,845
Sihuan Pharmaceutical Holdings Group Ltd. (b)(c)	5,574,000	3,815
Sino Biopharmaceutical (c)	5,686,000	3,855
Tencent Holdings Ltd. (c)	428,700	22,518
Tsingtao Brewery Co., Ltd. H Shares (b)(c)	766,000	5,818
Uni-President China Holdings Ltd. (b)(c)	4,309,000	4,293
		149,125
Colombia (1.3%)
Cemex Latam Holdings SA (a)	771,403	6,070
Grupo de Inversiones Suramericana SA	244,500	4,889
Grupo de Inversiones Suramericana SA (Preference)	208,700	4,222
		15,181
Czech Republic (0.7%)
Komercni Banka AS	39,891	8,882

Hong Kong (1.1%)
Samsonite International SA	4,632,300	12,918

Hungary (0.9%)
Richter Gedeon Nyrt	623,460	10,849

India (6.8%)
Asian Paints Ltd.	794,960	5,828
Glenmark Pharmaceuticals Ltd.	878,265	7,441
HCL Technologies Ltd.	371,872	6,436
HDFC Bank Ltd.	954,883	9,037
Idea Cellular Ltd.	2,784,021	7,479
IndusInd Bank Ltd.	752,908	4,431
ING Vysya Bank Ltd.	451,682	3,998
ITC Ltd.	2,094,872	11,382
Sun Pharmaceutical Industries Ltd.	806,378	7,653
Tata Consultancy Services Ltd.	374,111	11,522
Zee Entertainment Enterprises Ltd.	1,543,655	5,631
		80,838
Indonesia (3.0%)
Bank Rakyat Indonesia Persero Tbk PT	6,759,000	4,237
Bank Tabungan Negara Persero Tbk PT	47,373,454	3,808
Gudang Garam Tbk PT	1,467,500	4,439
Harum Energy Tbk PT	1,206,500	281
Indosat Tbk PT	16,014,000	5,743
Kalbe Farma Tbk PT	49,836,500	5,083
Lippo Karawaci Tbk PT (a)	43,408,500	4,089
Matahari Department Store Tbk PT (a)	5,652,500	5,129
Semen Indonesia Persero Tbk PT	3,158,500	3,550
		36,359
Korea, Republic of (15.0%)
Cheil Industries, Inc.	26,132	2,231
Cheil Worldwide, Inc. (a)	104,325	2,409
Cosmax, Inc. (b)	57,559	2,607
Coway Co., Ltd.	147,998	8,194
Doosan Infracore Co., Ltd. (a)	99,500	1,455
GS Retail Co., Ltd.	102,990	3,010
Hotel Shilla Co., Ltd.	71,956	4,309
Hyundai Engineering & Construction Co., Ltd.	170,459	9,808
Hyundai Glovis Co., Ltd.	32,264	6,322
Hyundai Motor Co.	102,935	24,054
KT Skylife Co., Ltd.	58,010	1,574
LG Display Co., Ltd. (a)	207,420	5,012
LG Household & Health Care Ltd.	9,813	4,963
LG Uplus Corp. (a)	432,010	4,637
NCSoft Corp.	35,216	6,263
Nexon Co., Ltd.	780,300	9,538
Orion Corp.	3,265	2,896
Paradise Co., Ltd.	148,229	3,382
Samsung Electronics Co., Ltd.	41,700	52,796
Samsung Electronics Co., Ltd. (Preference)	6,511	5,280
Shinhan Financial Group Co., Ltd.	230,902	9,353
SK Hynix, Inc. (a)	68,760	1,930
SK Telecom Co., Ltd.	33,399	6,814
		178,837
Malaysia (3.1%)
Astro Malaysia Holdings Bhd	6,763,800	6,050
CIMB Group Holdings Bhd	4,185,100	9,660
Gamuda Bhd	5,300,300	7,483
IHH Healthcare Bhd (a)	4,445,900	5,662

IJM Corp., Bhd	4,610,500	8,178
		37,033
Mexico (6.7%)
Alfa SAB de CV	5,327,332	14,367
Cemex SAB de CV ADR (a)	1,511,191	16,895
Fomento Economico Mexicano SAB de CV ADR	113,631	11,032
Grupo Financiero Banorte SAB de CV Series O	1,697,245	10,575
Grupo Financiero Santander Mexico SAB de CV ADR	764,338	10,563
Mexichem SAB de CV	1,482,044	6,462
Wal-Mart de Mexico SAB de CV Series V	3,809,797	9,972
		79,866
Panama (0.7%)
Copa Holdings SA, Class A	59,904	8,307

Peru (1.1%)
Credicorp Ltd.	101,573	13,048

Philippines (3.8%)
BDO Unibank, Inc.	5,763,780	9,938
Bloomberry Resorts Corp. (a)	14,687,300	3,357
DMCI Holdings, Inc.	6,303,030	6,663
International Container Terminal Services, Inc.	3,437,230	7,667
LT Group, Inc.	7,602,500	3,146
Metro Pacific Investments Corp.	79,266,600	8,201
SM Investments Corp.	372,980	6,689
		45,661
Poland (4.7%)
Bank Pekao SA	247,342	14,135
Bank Zachodni WBK SA	142,835	15,861
Jeronimo Martins SGPS SA	685,572	14,083
Polskie Gornictwo Naftowe i Gazownictwo SA	3,086,066	6,057
Telekomunikacja Polska SA	2,033,753	5,411
		55,547
Qatar (0.4%)
Ooredoo QSC	122,455	4,703

Russia (4.5%)
Eurasia Drilling Co., Ltd. GDR	112,666	4,505
Lukoil OAO ADR	235,368	14,930
Mail.ru Group Ltd. GDR	246,844	9,430
MegaFon OAO GDR	220,096	7,761
NovaTek OAO (Registerd GDR)	44,400	5,872
Yandex N.V., Class A (a)	292,620	10,657
		53,155
South Africa (4.3%)
Life Healthcare Group Holdings Ltd.	1,152,772	4,096
Mondi PLC	620,819	10,515
Naspers Ltd., Class N	162,399	14,982
Pick n Pay Stores Ltd. (b)	1,003,220	4,157
SABMiller PLC	171,597	8,773
Sasol Ltd. (b)	176,200	8,407
		50,930
Switzerland (2.0%)
Coca-Cola HBC AG (a)	425,352	12,748

Swatch Group AG (The)	16,701	10,774
		23,522
Taiwan (6.7%)
Asustek Computer, Inc.	146,536	1,175
Chailease Holding Co., Ltd.	3,018,550	7,092
China Life Insurance Co., Ltd.	3,625,245	3,266
Cleanaway Co., Ltd.	369,000	2,142
Fubon Financial Holding Co., Ltd. (Registered GDR) (a)	443,349	6,136
Ginko International Co., Ltd.	173,000	3,203
Hon Hai Precision Industry Co., Ltd.	894,412	2,294
Lung Yen Life Service Corp.	460,000	1,399
MediaTek, Inc.	665,000	8,226
Siliconware Precision Industries Co.	3,043,000	3,557
St. Shine Optical Co., Ltd.	61,000	1,680
Taiwan Cement Corp.	2,525,000	3,657
Taiwan Semiconductor Manufacturing Co., Ltd.	6,947,205	23,621
TPK Holding Co., Ltd.	443,000	4,033
Uni-President Enterprises Corp.	4,795,235	8,939
		80,420
Thailand (4.9%)
Advanced Info Service PCL (Foreign)	1,190,500	9,731
Bangkok Bank PCL NVDR (b)	1,974,600	12,403
Bank of Ayudhya PCL (Foreign)	6,485,500	7,840
Land and Houses PCL NVDR	24,023,100	8,295
Minor International PCL (Foreign)	6,009,400	4,621
Robinson Department Store PCL (Foreign)	3,038,400	4,578
Supalai PCL (Foreign)	9,894,400	5,019
Total Access Communication PCL (Foreign)	1,441,800	4,900
Total Access Communication PCL NVDR	424,100	1,442
		58,829
Turkey (1.6%)
Anadolu Efes Biracilik Ve Malt Sanayii AS	743,370	8,613
Pegasus Hava Tasimaciligi AS (a)	161,546	2,666
Tupras Turkiye Petrol Rafinerileri AS	158,983	3,360
Turkiye Sise ve Cam Fabrikalari AS	3,322,162	4,574
		19,213
United States (1.4%)
Eclat Textile Co., Ltd.	410,180	3,604
Yum! Brands, Inc.	177,564	12,677
		16,281
Total Common Stocks (Cost $977,925)		1,161,397
Investment Companies (0.9%)
India (0.4%)
Morgan Stanley Growth Fund (a)(d)	5,418,643	5,473
Thailand (0.5%)
BTS Rail Mass Transit Growth Infrastructure Fund (Foreign) (Units) (e)	18,873,400	5,857
Total Investment Companies (Cost $8,090)		11,330

Short-Term Investments (3.4%)
Securities held as Collateral on Loaned Securities (3.0%)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	31,994,779	31,995

	Face Amount (000)	Value (000)
Repurchase Agreements (0.3%)
Barclays Capital, Inc., (0.06%, dated 9/30/13, due 10/1/13; proceeds $2,629; fully collateralized by a U.S. Government Obligation; 0.63% due 9/30/17; valued at $2,682)	$2,629	2,629
BNP Paribas Securities Corp., (0.05%, dated 9/30/13, due 10/1/13; proceeds $876; fully collateralized by a U.S. Government Obligation; 2.75% due 2/15/19; valued at $894)	876	876
		3,505
Total Securities held as Collateral on Loaned Securities (Cost $35,500)		35,500

	Shares	Value (000)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $4,562)	4,561,745	4,562
Total Short-Term Investments (Cost $40,062)		40,062
Total Investments (101.8%) (Cost $1,026,077) Including $34,442 of Securities Loaned (g)(h)+		1,212,789
Liabilities in Excess of Other Assets (-1.8%)		(21,166)
Net Assets (100.0%)		$1,191,623

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2013 were approximately $34,442,000 and $36,880,000, respectively. The Portfolio received cash collateral of approximately $36,660,000, of which $35,500,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2013, there was uninvested cash of approximately $1,160,000 which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $220,000 was received in the form of a Common Stock and U.S. Government Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)

For the nine months ended September 30, 2013, the proceeds from sales of Morgan Stanley Growth Fund, Investment Company, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $2,168,000, including net realized gains of approximately $1,697,000.

(e)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(g)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
(h)

The approximate fair value and percentage of net assets, $866,654,000 and 72.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $1,026,077,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $186,712,000 of which approximately $243,944,000 related to appreciated securities and approximately $57,232,000 related to depreciated securities.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at September 30, 2013:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)

State Street Bank and Trust Co.	JPY	742,084	$7,550	10/3/13	USD	7,455	$7,455	$(95)
State Street Bank and Trust Co.	USD	7,509	7,509	10/3/13	JPY	742,084	7,550	41
State Street Bank and Trust Co.	JPY	774,668	7,883	10/31/13	USD	7,840	7,840	(43)
			$22,942				$22,845	$(97)

JPY	–	Japanese Yen
USD	–	United States Dollar

Morgan Stanley Institutional Fund, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (78.2%)
Argentina (5.1%)
Banco Macro SA ADR (a)	95,932	$2,302
Telecom Argentina SA ADR (a)	101,218	1,817
YPF SA ADR	198,405	3,994
		8,113
Austria (1.6%)
OMV AG	51,968	2,568

Bangladesh (2.5%)
GrameenPhone Ltd.	1,032,872	2,518
Islami Bank Bangladesh Ltd.	3,269,018	1,520
		4,038
Egypt (1.0%)
Ghabbour Auto	361,008	1,554

Kenya (2.7%)
Kenya Commercial Bank Ltd.	5,669,446	3,050
Safaricom Ltd.	3,915,712	394
Scan Group Ltd.	1,281,336	906
		4,350
Kuwait (2.8%)
Burgan Bank SAK	2,165,863	4,517

Laos (3.0%)
Kolao Holdings	155,929	4,726

Nigeria (14.0%)
Beverages
Access Bank PLC	45,976,450	2,951
Afren PLC (a)	1,824,951	4,087
Dangote Cement PLC	2,927,628	3,449
FCMB Group PLC (a)	49,154,749	1,158
Guaranty Trust Bank PLC	13,848,532	2,155
Intercontinental Wapic Insurance PLC (a)	9,811,022	53
Nigerian Breweries PLC	4,836,951	4,949
Zenith Bank PLC	29,385,554	3,641
		22,443
Pakistan (7.1%)
Commercial Banks
Engro Foods Ltd. (a)	2,049,953	1,970
Lucky Cement Ltd.	1,421,455	3,093
Oil & Gas Development Co., Ltd.	1,470,179	3,224
United Bank Ltd.	2,376,082	2,986
		11,273
Panama (2.6%)
Copa Holdings SA, Class A	29,442	4,083

Qatar (11.0%)
Gulf International Services OSC	368,771	5,075
Ooredoo QSC	156,848	6,024
Qatar National Bank SAQ	143,102	6,558
		17,657
Romania (4.5%)
Banca Transilvania (a)	9,006,191	3,926
Fondul Proprietatea SA	14,113,014	3,257
		7,183
South Africa (1.2%)
Tiger Brands Ltd.	63,085	1,879

Sri Lanka (3.3%)
Commercial Bank of Ceylon PLC	3,126,738	2,775
John Keells Holdings PLC	1,523,758	2,518
		5,293
Switzerland (1.8%)
Coca-Cola HBC AG (a)	97,263	2,915

United Arab Emirates (12.3%)
Air Arabia PJSC	7,006,529	2,617
Aramex PJSC	4,599,932	3,383
Drake & Scull International (a)	9,500,379	3,133
Emaar Properties PJSC	3,706,140	5,889
First Gulf Bank PJSC	1,019,132	4,598
		19,620
Vietnam (1.7%)
Viet Nam Dairy Products JSC	395,870	2,726
Total Common Stocks (Cost $111,069)		124,938
Participation Notes (16.1%)
Saudi Arabia (12.1%)
Al Rajhi Bank Series 0002, Equity Linked Notes, expires 2/16/15	189,560	3,905
Alinma Bank, Equity Linked Notes, expires 9/27/16 (a)	206,399	773
Alinma Bank Series 0001, Equity Linked Notes, expires 5/9/16 (a)	437,037	1,637
Etihad Etisalat Co., Equity Linked Notes, expires 9/27/16	115,789	2,609
Etihad Etisalat Co. Series 0002, Equity Linked Notes, expires 5/9/16 (b)	126,086	2,841
Saudi Airlines Catering Co., Equity Linked Notes, expires 5/23/17	63,745	2,201
Saudi Hollandi Bank Series 0002, Equity Linked Notes, expires 3/7/16	274,403	2,664
United Electronics Co. Series 0002, Equity Linked Notes, expires 4/22/16 (a)(b)	86,647	2,761
		19,391
United Arab Emirates (3.4%)
Aramex PJSC, Equity Linked Notes, expires 3/30/16 (a)	2,545,870	1,872
Emirates Telecommunications Corp., Equity Linked Notes, expires 4/14/14	1,135,541	3,574
		5,446
Vietnam (0.6%)
Viet Nam Dairy Products JSC, Equity Linked Notes, expires 7/22/19	141,330	973
Total Participation Notes (Cost $24,154)		25,810

Short-Term Investment (4.5%)
Investment Company (4.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $7,145)	7,145,308	7,145
Total Investments (98.8%) (Cost $142,368) (d)+		157,893
Other Assets in Excess of Liabilities (1.2%)		1,963
Net Assets (100.0%)		$159,856

(a)	Non-income producing security.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(d)

The approximate fair value and percentage of net assets, $100,805,000 and 63.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $142,368,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $15,525,000 of which approximately $17,626,000 related to appreciated securities and approximately $2,101,000 related to depreciated securities.

ADR	American Depositary Receipt.
PJSC	Public Joint Stock Company.

Morgan Stanley Institutional Fund, Inc.

Global Advantage Portfolio

Portfolio of Investments

Third Quarter Report -

September 30, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (96.2%)
Brazil (2.6%)
JHSF Participacoes SA	26,282	$76
LLX Logistica SA (a)	14,392	11
		87
Canada (9.1%)
Aimia, Inc.	6,996	122
Fairfax Financial Holdings Ltd.	141	57
Sears Canada, Inc.	4,089	50
Valeant Pharmaceuticals International, Inc. (a)	739	77
		306
France (14.3%)
Christian Dior SA	821	161
Edenred	3,947	128
Eurazeo SA	2,242	144
Societe BIC SA	404	47
		480
Greece (1.6%)
JUMBO SA (a)	4,371	54

Hong Kong (4.0%)
L’Occitane International SA	51,500	135

Italy (1.4%)
Tamburi Investment Partners SpA	18,629	48

Singapore (4.1%)
Jardine Matheson Holdings Ltd.	1,645	90
Mandarin Oriental International Ltd.	29,000	47
		137
South Africa (3.3%)
Naspers Ltd., Class N	1,178	109

Switzerland (3.3%)
Nestle SA ADR	1,594	111

United Kingdom (8.0%)
Burberry Group PLC	3,690	97
Diageo PLC ADR	465	59
Intertek Group PLC	2,071	111
		267
United States (44.5%)
Amazon.com, Inc. (a)	619	194
Anheuser-Busch InBev N.V. ADR	667	66
Apple, Inc.	135	64
Arch Capital Group Ltd. (a)	834	45
Berkshire Hathaway, Inc., Class B (a)	412	47
Coach, Inc.	780	43
Facebook, Inc., Class A (a)	5,627	283
Google, Inc., Class A (a)	194	170
Mastercard, Inc., Class A	123	83

Mead Johnson Nutrition Co.	1,200	89
Motorola Solutions, Inc.	1,066	63
Philip Morris International, Inc.	587	51
Progressive Corp. (The)	3,058	83
Starbucks Corp.	1,077	83
Thermo Fisher Scientific, Inc.	503	46
Visa, Inc., Class A	440	84
		1,494
Total Common Stocks (Cost $2,580)		3,228
Short-Term Investment (2.7%)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $92)	91,552	92
Total Investments (98.9%) (Cost $2,672) (c)+		3,320
Other Assets in Excess of Liabilities (1.1%)		38
Net Assets (100.0%)		$3,358

(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(c)

The approximate fair value and percentage of net assets, $1,171,000 and 34.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $2,672,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $648,000 of which approximately $666,000 related to appreciated securities and approximately $18,000 related to depreciated securities.

ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Global Discovery Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (91.6%)
Australia (0.2%)
Lynas Corp., Ltd. (a)	45,862	$17

Brazil (5.6%)
JHSF Participacoes SA	164,257	474
LLX Logistica SA (a)	44,768	34
		508
Canada (1.1%)
Second Cup Ltd. (The)	26,462	103

France (22.8%)
Christian Dior SA	5,626	1,104
Edenred	15,219	494
Eurazeo SA	7,501	481
		2,079
Germany (4.4%)
ThyssenKrupp AG (a)	16,796	402

Greece (4.7%)
Titan Cement Co., SA (a)	13,909	347
Titan Cement Co., SA (Preference) (a)	7,895	80
		427
Hong Kong (5.6%)
L’Occitane International SA	176,500	461
Louis XIII Holdings Ltd.	54,240	48
		509
Italy (2.2%)
Tamburi Investment Partners SpA	75,500	195

Singapore (2.7%)
Mandarin Oriental International Ltd.	154,000	250

Switzerland (2.2%)
Nestle SA (Registered)	2,890	202

United Kingdom (1.9%)
Mulberry Group PLC	10,967	171

United States (38.2%)
Akamai Technologies, Inc. (a)	7,099	367
Crimson Wine Group Ltd. (a)	17,849	170
Dropbox, Inc. (a)(b)(c) (acquisition cost - $25; acquired 5/1/12)	2,743	32
Facebook, Inc., Class A (a)	10,742	540
Fairway Group Holdings Corp. (a)	1,050	27
Fiesta Restaurant Group, Inc. (a)	10,870	409
First Solar, Inc. (a)	12,439	500
Fox Factory Holding Corp. (a)	9,087	175
Intuitive Surgical, Inc. (a)	927	349
Mosaic Co. (The)	3,997	172
Progressive Corp. (The)	4,736	129
Roundy’s, Inc.	18,955	163

Solera Holdings, Inc.	4,871	258
Tableau Software, Inc., Class A (a)	689	49
Textura Corp. (a)	2,401	103
Workday, Inc., Class A (a)	553	45
		3,488
Total Common Stocks (Cost $6,694)		8,351
Preferred Stock (0.1%)
United States (0.1%)
Palantir Technologies, Inc. Series G (a)(b)(c) (acquisition cost - $9; acquired 7/19/12) (Cost $9)	2,935	9
Convertible Preferred Stock (0.0%)
United States (0.0%)
Dropbox, Inc. Series A (a)(b)(c) (acquisition cost - $3; acquired 5/25/12) (Cost $3)	277	3

	No. of Contracts	Value (000)
Call Options Purchased (2.3%)
United States (2.3%)
Hillshire Brands Co. January 2014 @$15	19	13
Hillshire Brands Co. January 2014 @$20	155	28
Intuitive Surgical, Inc. January 2015 @$300	3	31
Motorola Solutions, Inc. January 2015 @$45	91	139
Total Call Options Purchased (Cost $242)		211

	Face Amount (000)	Value (000)
Corporate Bond (0.7%)
United States (0.7%)
Molycorp, Inc. 5.50%, 2/1/18 (Cost $61)	$61	63

	Shares	Value (000)
Short-Term Investment (5.6%)
Investment Company (5.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $508)	508,000	508
Total Investments (100.3%) (Cost $7,517) (e)+		9,145
Liabilities in Excess of Other Assets (-0.3%)		(23)
Net Assets (100.0%)		$9,122

(a)                                 Non-income producing security.

(b)                                 Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2013 amounts to approximately $44,000 and represents 0.5% of net assets.

(c)                                  At September 30, 2013, the Portfolio held fair valued securities valued at approximately $44,000, representing 0.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)                                 The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(e)                                  The approximate fair value and percentage of net assets, $4,252,000 and 46.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $7,517,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $1,628,000 of which approximately $1,869,000 related to appreciated securities and approximately $241,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (96.4%)
France (8.1%)
Legrand SA	51,809	$2,878
LVMH Moet Hennessy Louis Vuitton SA	33,848	6,671
Pernod-Ricard SA	37,540	4,664
Sanofi	348,252	35,316
		49,529
Germany (4.5%)
SAP AG	378,323	27,963

Italy (1.0%)
Davide Campari-Milano SpA	736,324	6,385

Sweden (2.3%)
Swedish Match AB	408,470	14,418

Switzerland (9.9%)
Nestle SA (Registered)	867,856	60,786

United Kingdom (34.2%)
Admiral Group PLC	188,563	3,765
British American Tobacco PLC	1,125,064	59,696
Diageo PLC	911,005	28,949
Experian PLC	555,226	10,576
Imperial Tobacco Group PLC	512,589	18,991
Reckitt Benckiser Group PLC	594,781	43,523
Unilever PLC	1,151,038	44,455
		209,955
United States (36.4%)
3M Co.	67,992	8,119
Accenture PLC, Class A	386,429	28,457
Dr. Pepper Snapple Group, Inc.	460,285	20,630
Herbalife Ltd.	150,648	10,511
Intuit, Inc.	94,273	6,251
Kraft Foods Group, Inc.	150,684	7,902
Mead Johnson Nutrition Co.	79,331	5,891
Microsoft Corp.	639,860	21,314
Mondelez International, Inc., Class A	630,557	19,812
Moody’s Corp.	164,405	11,562
NIKE, Inc., Class B	146,419	10,636
Philip Morris International, Inc.	330,444	28,613
Procter & Gamble Co. (The)	340,256	25,720
Visa, Inc., Class A	93,615	17,890
		223,308
Total Common Stocks (Cost $507,692)		592,344
Short-Term Investment (4.3%)
Investment Company (4.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (a) (Cost $26,099)	26,098,933	26,099

Total Investments (100.7%) (Cost $533,791) (b)+	618,443
Liabilities in Excess of Other Assets (-0.7%)	(4,421)
Net Assets (100.0%)	$614,022

(a)                                 The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(b)                                 The approximate fair value and percentage of net assets, $369,036,000 and 60.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $533,791,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $84,652,000 of which approximately $84,669,000 related to appreciated securities and approximately $17,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (92.1%)
Australia (3.9%)
DuluxGroup Ltd.	11,590	$57

Brazil (8.6%)
Cremer SA	4,284	28
JHSF Participacoes SA	20,009	58
Tegma Gestao Logistica	1,631	16
Vale SA (Preference)	1,674	24
		126
Canada (7.4%)
Big Rock Brewery, Inc.	1,092	16
Sears Canada, Inc.	3,762	46
Second Cup Ltd. (The)	5,978	23
Whistler Blackcomb Holdings, Inc.	1,763	24
		109
France (14.6%)
Christian Dior SA	441	86
Eurazeo SA	1,151	74
Societe BIC SA	251	29
Vivendi SA	1,025	24
		213
Germany (5.0%)
ThyssenKrupp AG (a)	3,078	74

Greece (6.2%)
Titan Cement Co., SA (a)	3,045	76
Titan Cement Co., SA (Preference) (a)	1,405	14
		90
Hong Kong (2.7%)
Shangri-La Asia Ltd.	24,000	40

Italy (5.9%)
Autogrill SpA (a)	2,045	36
Tamburi Investment Partners SpA	19,400	50
		86
Netherlands (9.1%)
Delta Lloyd N.V.	1,866	40
Koninklijke KPN N.V. (a)	15,957	51
Koninklijke Philips N.V.	1,322	42
		133
Norway (1.1%)
Veripos, Inc.	4,343	16

Singapore (5.9%)
Mandarin Oriental International Ltd.	53,000	86

Spain (1.6%)
Baron de Ley (a)	303	23

Sweden (1.9%)
Byggmax Group AB	3,996	28

Switzerland (2.2%)
Nestle SA (Registered)	457	32

Turkey (1.1%)
Is Gayrimenkul Yatirim Ortakligi AS REIT	24,099	16

United States (14.9%)
Crimson Wine Group Ltd. (a)	3,340	32
First Solar, Inc. (a)	790	32
Mosaic Co. (The)	657	28
Motorola Solutions, Inc.	1,197	71
News Corp., Class A (a)	1,745	28
Roundy’s, Inc.	3,094	27
		218
Total Common Stocks (Cost $1,105)		1,347
Participation Note (1.5%)
China (1.5%)
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21 (Cost $28)	1,000	22

	Face Amount (000)	Value (000)
Corporate Bond (1.4%)
United States (1.4%)
Molycorp, Inc. 5.50%, 2/1/18 (Cost $20)	$20	20

	Shares	Value (000)
Short-Term Investment (2.9%)
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $42)	41,903	42
Total Investments (97.9%) (Cost $1,195) (c)+		1,431
Other Assets in Excess of Liabilities (2.1%)		30
Net Assets (100.0%)		$1,461

(a)                                 Non-income producing security.

(b)                                 The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(c)                                  The approximate fair value and percentage of net assets, $894,000 and 61.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $1,195,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $236,000 of which approximately $283,000 related to appreciated securities and approximately $47,000 related to depreciated securities.

REIT                  Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (92.0%)
Australia (0.0%)
AET&D Holdings No. 1 Ltd. (a)(b)(c)	36,846	$—

Belgium (1.5%)
Anheuser-Busch InBev N.V.	1,582	157

Brazil (3.1%)
CETIP SA - Mercados Organizados	30,666	325

Canada (3.7%)
Brookfield Asset Management, Inc., Class A	5,355	200
Brookfield Infrastructure Partners LP	4,956	189
		389
China (10.1%)
Baidu, Inc. ADR (a)	1,728	268
New Oriental Education & Technology Group ADR	10,805	269
Qihoo 360 Technology Co., Ltd. ADR (a)	6,389	532
		1,069
Denmark (4.6%)
DSV A/S	17,273	490

Hong Kong (1.7%)
Louis XIII Holdings Ltd.	209,120	185

India (5.6%)
Adani Ports and Special Economic Zone	93,152	206
Jubilant Foodworks Ltd. (a)	15,929	294
Nestle India Ltd.	1,143	95
		595
Italy (1.5%)
Prada SpA (d)	16,900	164

Japan (2.0%)
Calbee, Inc.	7,200	209

South Africa (3.2%)
Naspers Ltd., Class N	3,715	343

Switzerland (1.6%)
Kuehne & Nagel International AG (Registered)	1,272	167

United Kingdom (3.5%)
Burberry Group PLC	14,213	376

United States (49.9%)
Amazon.com, Inc. (a)	2,205	689
Coach, Inc.	2,920	159
Cognizant Technology Solutions Corp., Class A (a)	2,534	208
Facebook, Inc., Class A (a)	23,875	1,199
Google, Inc., Class A (a)	767	672

Greenlight Capital Re Ltd., Class A (a)	6,180	176
Luxoft Holding, Inc. (a)	12,355	327
Mastercard, Inc., Class A	450	303
Monsanto Co.	1,765	184
MSCI, Inc. (a)	3,944	159
Priceline.com, Inc. (a)	318	322
TAL Education Group ADR	30,963	449
Visa, Inc., Class A	1,470	281
Wynn Resorts Ltd.	1,001	158
		5,286
Total Common Stocks (Cost $6,173)		9,755
Convertible Preferred Stock (0.0%)
China (0.0%)
Youku Tudou, Inc., Class A (a)(c)(e) (acquisition cost - $@; acquired 9/16/10)	9	—	@

Participation Notes (4.1%)
China (4.1%)
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 2/20/14	14,080	312
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21	5,750	128
Total Participation Notes (Cost $505)		440

Short-Term Investment (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $27)	27,024	27
Total Investments (96.4%) (Cost $6,705) (g)+		10,222
Other Assets in Excess of Liabilities (3.6%)		377
Net Assets (100.0%)		$10,599

(a)                                 Non-income producing security.

(b)                                 Security has been deemed illiquid at September 30, 2013.

(c)                                  At September 30, 2013, the Portfolio held fair valued securities valued at less than $500, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)                                 Security trades on the Hong Kong exchange.

(e)                                  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2013 amounts to less than $500 and represents less than 0.05% of net assets.

(f)                                   The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(g)                                  The approximate fair value and percentage of net assets, $2,686,000 and 25.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $6,705,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $3,517,000 of which approximately $3,734,000 related to appreciated securities and approximately $217,000 related to depreciated securities.

@                                    Value is less than $500.

ADR                     American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (98.5%)
Australia (7.0%)
CFS Retail Property Trust Group REIT	928,574	$1,733
Commonwealth Property Office Fund REIT	3,076,604	3,273
Dexus Property Group REIT	12,197,107	11,444
Federation Centres Ltd. REIT	3,223,619	6,861
Goodman Group REIT	4,034,094	18,379
GPT Group REIT	3,943,930	12,805
Investa Office Fund REIT	1,148,438	3,161
Mirvac Group REIT	8,132,361	13,203
Stockland REIT	2,981,777	10,766
Westfield Group REIT	4,595,634	47,206
Westfield Retail Trust REIT	6,995,947	19,394
		148,225
Austria (0.1%)
Atrium European Real Estate Ltd.	489,011	2,769

Belgium (0.0%)
Cofinimmo REIT	4,944	579

Brazil (0.6%)
BR Malls Participacoes SA	605,480	5,491
BR Properties SA	378,800	3,367
Iguatemi Empresa de Shopping Centers SA	301,200	3,304
		12,162
Canada (2.2%)
Boardwalk REIT	146,280	8,181
Brookfield Canada Office Properties REIT	181,564	4,636
Calloway REIT	128,816	3,045
Canadian Apartment Properties REIT	57,665	1,146
Crombie Real Estate Investment Trust REIT	250,530	3,120
Extendicare, Inc.	192,440	1,231
First Capital Realty, Inc.	267,140	4,391
RioCan REIT	849,839	20,049
		45,799
China (1.3%)
China Overseas Land & Investment Ltd. (a)	2,446,000	7,198
China Resources Land Ltd. (a)	4,557,000	12,940
Country Garden Holdings Co., Ltd. (a)	4,295,328	2,756
Guangzhou R&F Properties Co., Ltd. H Shares (a)	2,282,000	3,573
Shimao Property Holdings Ltd. (a)	769,000	1,772
		28,239
Finland (0.2%)
Sponda Oyj	622,395	3,217

France (3.5%)
Altarea REIT	6,540	1,076
Fonciere Des Regions REIT	62,825	5,212
Gecina SA REIT	40,332	5,164
ICADE REIT	84,884	7,756
Klepierre REIT	132,800	5,760
Mercialys SA REIT	298,214	5,975

Unibail-Rodamco SE REIT	177,438	44,045
		74,988
Germany (0.9%)
Alstria Office AG REIT (b)	178,031	2,213
Deutsche Annington Immobilien SE (b)	33,664	865
Deutsche Euroshop AG	71,039	3,080
Deutsche Wohnen AG	199,225	3,566
GSW Immobilien AG	28,949	1,271
LEG Immobilien AG (b)	129,242	7,445
Prime Office AG REIT (b)	388,458	1,736
		20,176
Hong Kong (12.7%)
Hang Lung Properties Ltd.	2,416,000	8,215
Henderson Land Development Co., Ltd.	1,370,214	8,480
Hongkong Land Holdings Ltd.	5,403,000	35,671
Hysan Development Co., Ltd.	3,937,014	17,579
Kerry Properties Ltd.	3,735,220	15,959
Link REIT (The)	6,001,775	29,419
New World Development Co., Ltd.	10,661,914	16,066
Sino Land Co., Ltd.	5,980,116	8,794
Sun Hung Kai Properties Ltd.	6,535,180	89,051
Swire Properties Ltd.	3,397,400	9,507
Wharf Holdings Ltd.	3,422,763	29,700
		268,441
India (0.1%)
Religare Health Trust (Units) (c)	2,200,000	1,395

Ireland (0.0%)
Green PLC REIT (b)	259,576	415

Italy (0.1%)
Beni Stabili SpA REIT	4,852,691	3,019

Japan (14.7%)
Activia Properties, Inc. REIT	376	3,265
GLP J REIT	2,976	3,326
Hulic Co., Ltd.	134,100	2,018
Japan Real Estate Investment Corp. REIT	1,325	15,528
Japan Retail Fund Investment Corp. REIT	5,396	11,105
Mitsubishi Estate Co., Ltd.	3,055,000	90,648
Mitsui Fudosan Co., Ltd.	2,270,000	76,724
Nippon Accommodations Fund, Inc. REIT	147	1,072
Nippon Building Fund, Inc. REIT	1,538	19,155
Nippon Prologis, Inc. REIT	835	8,365
Nomura Real Estate Holdings, Inc.	70,500	1,736
NTT Urban Development Corp.	31,000	408
Sumitomo Realty & Development Co., Ltd.	1,369,000	65,288
Tokyo Tatemono Co., Ltd.	714,000	6,576
Tokyu Land Corp.	199,000	2,067
United Urban Investment Corp. REIT	2,383	3,638
		310,919
Malta (0.0%)
BGP Holdings PLC (b)(d)(e)	12,867,024	—

Netherlands (0.7%)
Corio N.V. REIT	146,038	6,285
Eurocommercial Properties N.V. CVA REIT	112,864	4,565

Vastned Retail N.V. REIT	32,363	1,376
Wereldhave N.V. REIT	50,151	3,634
		15,860
Norway (0.2%)
Norwegian Property ASA	2,595,901	3,432

Singapore (3.4%)
Ascendas Real Estate Investment Trust REIT	2,325,000	4,227
CapitaCommercial Trust REIT	3,747,000	4,332
CapitaLand Ltd.	5,873,000	14,480
CapitaMall Trust REIT	3,682,000	5,754
CapitaMalls Asia Ltd.	1,624,000	2,532
City Developments Ltd.	824,000	6,735
Global Logistic Properties Ltd.	4,571,000	10,539
Keppel REIT	4,653,000	4,563
Keppel Land Ltd.	291,000	822
Mapletree Commercial Trust REIT	3,502,000	3,393
Mapletree Greater China Commercial Trust REIT (b)	564,000	403
SPH REIT (b)	8,939,000	6,948
Suntec REIT	3,606,000	4,701
UOL Group Ltd.	529,000	2,594
		72,023
Sweden (0.7%)
Atrium Ljungberg AB, Class B	202,002	2,694
Castellum AB	276,322	3,942
Fabege AB	12,872	142
Hufvudstaden AB, Class A	611,543	7,790
		14,568
Switzerland (0.9%)
Mobimo Holding AG (Registered) (b)	7,381	1,543
PSP Swiss Property AG (Registered) (b)	151,107	13,108
Swiss Prime Site AG (Registered) (b)	64,092	4,961
		19,612
United Kingdom (5.8%)
British Land Co., PLC REIT	2,317,370	21,696
Capital & Counties Properties PLC	658,574	3,572
Capital & Regional PLC	4,489,415	2,946
Derwent London PLC REIT	176,326	6,772
Grainger PLC	765,158	2,166
Great Portland Estates PLC REIT	761,725	6,647
Hammerson PLC REIT	1,957,721	15,879
Intu Properties PLC REIT	1,428,678	7,431
Land Securities Group PLC REIT	1,657,361	24,659
Londonmetric Property PLC REIT	840,988	1,634
LXB Retail Properties PLC (b)	3,749,232	6,885
Quintain Estates & Development PLC (b)	1,697,286	2,322
Safestore Holdings PLC REIT	2,814,565	6,109
Segro PLC REIT	716,436	3,596
Shaftesbury PLC REIT	313,161	2,992
ST Modwen Properties PLC	549,823	2,706
Unite Group PLC	757,227	4,841
		122,853
United States (43.4%)
Acadia Realty Trust REIT	140,281	3,462
Alexandria Real Estate Equities, Inc. REIT	140,150	8,949

American Campus Communities, Inc. REIT	170,320	5,816
American Homes 4 Rent, Class A (b)	69,570	1,124
Ashford Hospitality Trust, Inc. REIT	320,590	3,956
AvalonBay Communities, Inc. REIT	469,240	59,636
Boston Properties, Inc. REIT	342,795	36,645
Brookfield Office Properties, Inc.	382,046	7,286
Cabot Industrial Value Fund III, LP REIT (b)(d)(e)(f)	12,251	7,855
Camden Property Trust REIT	249,550	15,332
CBL & Associates Properties, Inc. REIT	94,260	1,800
Cole Real Estate Investment, Inc. REIT	627,188	7,689
Cousins Properties, Inc. REIT	470,355	4,840
DCT Industrial Trust, Inc. REIT	1,370,520	9,854
DDR Corp. REIT	463,550	7,282
Digital Realty Trust, Inc. REIT	111,380	5,914
Duke Realty Corp. REIT	456,180	7,043
Equity Lifestyle Properties, Inc. REIT	307,774	10,517
Equity Residential REIT	1,659,251	88,886
Essex Property Trust, Inc. REIT	30,290	4,474
Exeter Industrial Value Fund, LP REIT (b)(d)(e)(f)	1,860,000	1,600
Federal Realty Investment Trust REIT	79,074	8,022
Forest City Enterprises, Inc., Class A (b)	989,952	18,750
General Growth Properties, Inc. REIT	1,871,177	36,095
HCP, Inc. REIT	1,025,572	41,997
Health Care, Inc. REIT	150,940	9,416
Healthcare Realty Trust, Inc. REIT	471,180	10,889
Host Hotels & Resorts, Inc. REIT	3,302,922	58,363
Hudson Pacific Properties, Inc. REIT	238,940	4,647
KTR Industrial Fund II, LP REIT (b)(d)(e)(f)	4,518,750	5,255
Lexington Realty Trust REIT	27,830	313
Liberty Property Trust REIT	100,960	3,594
Macerich Co. (The) REIT	463,912	26,183
Mack-Cali Realty Corp. REIT	691,238	15,166
National Retail Properties, Inc. REIT	249,350	7,934
ProLogis, Inc. REIT	597,055	22,461
PS Business Parks, Inc. REIT	39,633	2,957
Public Storage REIT	308,755	49,571
Regency Centers Corp. REIT	778,841	37,657
Retail Opportunity Investments Corp. REIT	91,053	1,258
Rexford Industrial Realty, Inc. REIT (b)	98,800	1,335
Senior Housing Properties Trust REIT	672,312	15,692
Simon Property Group, Inc. REIT	845,074	125,265
Sovran Self Storage, Inc. REIT	6,649	503
Starwood Hotels & Resorts Worldwide, Inc.	437,106	29,046
Taubman Centers, Inc. REIT	108,885	7,329
Terreno Realty Corp. REIT	9,290	165
Ventas, Inc. REIT	338,160	20,797
Vornado Realty Trust REIT	703,881	59,168
Winthrop Realty Trust REIT	31,100	347
		920,135
Total Common Stocks (Cost $1,953,586)		2,088,826
Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (g) (Cost $34,682)	34,681,580	34,682
Total Investments (100.1%) (Cost $1,988,268) (h)+		2,123,508
Liabilities in Excess of Other Assets (-0.1%)		(1,867)
Net Assets (100.0%)		$2,121,641

(a)                                 Security trades on the Hong Kong exchange.

(b)                                 Non-income producing security.

(c)                                  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(d)                                 Security has been deemed illiquid at September 30, 2013.

(e)                                  At September 30, 2013, the Portfolio held fair valued securities valued at approximately $14,710,000, representing 0.7% of net assets.  These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(f)                                   Restricted security valued at fair value and not registered under the Securities Act of 1933, Cabot Industrial Value Fund III, LP was acquired between 12/08 - 6/13 and has a current cost basis of approximately $5,811,000. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $1,511,000. KTR Industrial Fund II, LP was acquired between 1/09 - 5/12 and has a current cost basis of $3,100,000. At September 30, 2013, these securities had an aggregate market value of approximately $14,710,000 representing 0.7% of net assets.

(g)                                  The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(h)                                 The approximate fair value and percentage of net assets, $1,108,662,000 and 52.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $1,988,268,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $135,240,000 of which approximately $214,972,000 related to appreciated securities and approximately $79,732,000 related to depreciated securities.

CVA                     Certificaten Van Aandelen.

REIT                  Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

MSIF Global Quality Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (90.9%)
China (0.4%)
AIA Group Ltd. (a)	6,400	$30

France (6.0%)
LVMH Moet Hennessy Louis Vuitton SA	256	50
Pernod-Ricard SA	278	35
Sanofi	3,423	347
		432
Germany (6.4%)
BASF SE	672	65
Bayer AG (Registered)	1,191	140
SAP AG	3,502	259
		464
Switzerland (14.7%)
Geberit AG (Registered)	136	37
Nestle SA (Registered)	6,525	457
Novartis AG (Registered)	4,510	346
Roche Holding AG (Genusschein)	849	229
		1,069
United Kingdom (28.0%)
Aggreko PLC	5,332	138
British American Tobacco PLC	7,808	414
Diageo PLC	9,429	300
Experian PLC	3,445	66
Imperial Tobacco Group PLC	3,963	147
Prudential PLC	7,984	149
Reckitt Benckiser Group PLC	5,028	368
Unilever PLC	10,165	392
Weir Group PLC (The)	1,555	59
		2,033
United States (35.4%)
3M Co.	1,976	236
Accenture PLC, Class A	2,847	210
Aon PLC	1,367	102
Coach, Inc.	1,372	75
Danaher Corp.	2,659	184
Google, Inc., Class A (b)	171	150
Intuit, Inc.	786	52
Johnson & Johnson	2,990	259
McDonald’s Corp.	1,093	105
Mead Johnson Nutrition Co.	480	36
Microsoft Corp.	4,161	138
Mondelez International, Inc., Class A	5,244	165
Moody’s Corp.	1,033	73
Nielsen Holdings N.V.	2,972	108
NIKE, Inc., Class B	1,999	145
Philip Morris International, Inc.	2,363	205
Procter & Gamble Co. (The)	1,440	109
Time Warner, Inc.	1,116	73

Visa, Inc., Class A	780	149
		2,574
Total Common Stocks (Cost $6,559)		6,602
Short-Term Investment (2.8%)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $203)	202,634	203
Total Investments (93.7%) (Cost $6,762) (d)+		6,805
Other Assets in Excess of Liabilities (6.3%)		458
Net Assets (100.0%)		$7,263

(a)                                 Security trades on the Hong Kong exchange.

(b)                                 Non-income producing security.

(c)                                  The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(d)                                 The approximate fair value and percentage of net assets, $4,028,000 and 55.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $6,762,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $43,000 of which approximately $77,000 related to appreciated securities and approximately $34,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (88.0%)
Australia (1.5%)
Aurizon Holding Ltd.	10,760	$47

Belgium (4.4%)
Anheuser-Busch InBev N.V.	1,345	134

Brazil (2.5%)
CETIP SA - Mercados Organizados	7,186	76

Canada (6.6%)
Brookfield Asset Management, Inc., Class A	2,423	90
Brookfield Infrastructure Partners LP	2,913	111
		201
China (4.4%)
New Oriental Education & Technology Group ADR	3,081	77
Sun Art Retail Group Ltd. (a)	39,500	56
		133
Denmark (5.3%)
DSV A/S	5,716	162

Finland (1.5%)
Kone Oyj, Class B	511	46

France (13.1%)
Christian Dior SA	568	111
Danone SA	1,274	96
Edenred	1,340	44
Hermes International	130	47
Pernod-Ricard SA	807	100
		398
Germany (3.0%)
Adidas AG	836	91

Indonesia (1.0%)
Hero Supermarket Tbk PT (b)	103,000	29

Italy (2.4%)
Prada SpA (a)	7,400	72

Japan (3.4%)
Calbee, Inc.	3,600	105

Norway (1.4%)
Telenor ASA	1,942	44

Singapore (1.8%)
Mandarin Oriental International Ltd.	34,000	55

South Africa (2.6%)
Naspers Ltd., Class N	862	80

Switzerland (8.5%)
Kuehne & Nagel International AG (Registered)	844	110

Nestle SA (Registered)	2,122	149
		259
United Kingdom (19.4%)
British American Tobacco PLC	853	45
Burberry Group PLC	5,834	155
Diageo PLC	4,085	130
Imperial Tobacco Group PLC	1,237	46
Intertek Group PLC	865	46
Reckitt Benckiser Group PLC	1,312	96
Tesco PLC	12,550	73
		591
United States (5.2%)
Cognizant Technology Solutions Corp., Class A (b)	752	62
Luxoft Holding, Inc. (b)	3,646	96
		158
Total Common Stocks (Cost $2,242)		2,681
Participation Notes (4.9%)
China (4.9%)
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21 (b)	4,880	108
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 2/20/14 (b)	1,900	42
Total Participation Notes (Cost $184)		150
Short-Term Investment (6.4%)
Investment Company (6.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $194)	193,852	194
Total Investments (99.3%) (Cost $2,620) (d)+		3,025
Other Assets in Excess of Liabilities (0.7%)		23
Net Assets (100.0%)		$3,048

(a)                                 Security trades on the Hong Kong exchange.

(b)                                 Non-income producing security.

(c)                                  The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(d)                                 The approximate fair value and percentage of net assets, $2,319,000 and 76.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $2,620,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $405,000 of which approximately $482,000 related to appreciated securities and approximately $77,000 related to depreciated securities.

ADR                     American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (97.1%)
Australia (1.9%)
Santos Ltd.	5,003,516	$70,644
WorleyParsons Ltd.	1,263,185	28,682
		99,326
Canada (0.3%)
Turquoise Hill Resources Ltd. (a)(b)	3,166,833	13,989

China (1.6%)
AIA Group Ltd. (c)	6,008,500	28,286
China Petroleum & Chemical Corp. H Shares (c)	73,966,000	57,829
		86,115
France (8.0%)
BNP Paribas SA	808,126	54,698
LVMH Moet Hennessy Louis Vuitton SA	380,262	74,944
Sanofi	2,161,068	219,151
Vallourec SA (b)	1,249,094	74,864
		423,657
Germany (6.7%)
BASF SE	581,382	55,822
Bayer AG (Registered)	915,356	107,933
Continental AG	321,963	54,570
SAP AG	1,889,270	139,640
		357,965
Ireland (1.3%)
CRH PLC	2,876,425	69,190

Italy (1.4%)
Eni SpA (b)	3,234,710	74,578

Japan (19.5%)
Asatsu-DK, Inc. (b)	449,185	12,196
Astellas Pharma, Inc.	456,700	23,344
Hitachi Ltd.	6,028,000	39,914
Hoya Corp.	1,068,700	25,316
Inpex Corp.	6,946,400	82,113
Keyence Corp.	159,710	60,832
Kyocera Corp. (b)	1,421,800	75,753
Lawson, Inc. (b)	684,900	53,759
Mitsubishi Electric Corp.	3,720,000	39,267
Mitsubishi Estate Co., Ltd.	2,542,000	75,426
MS&AD Insurance Group Holdings	1,240,000	32,494
NGK Spark Plug Co., Ltd.	1,912,000	42,478
Nitto Denko Corp. (b)	247,900	16,242
NKSJ Holdings, Inc.	2,008,000	51,813
NTT DoCoMo, Inc. (b)	3,443,700	55,949
Sekisui House Ltd. (b)	4,854,000	65,441
Sumco Corp.	2,064,100	16,781
Sumitomo Mitsui Financial Group, Inc. (b)	1,669,351	81,044
Sumitomo Mitsui Trust Holdings, Inc.	17,099,999	84,923
Toyota Motor Corp.	1,534,500	98,409
		1,033,494

Netherlands (5.8%)
Akzo Nobel N.V.	577,311	37,951
ArcelorMittal	1,403,979	19,309
ASML Holding N.V. (b)	212,274	20,936
Unilever N.V. CVA	5,908,284	229,922
		308,118
Switzerland (15.8%)
Holcim Ltd. (Registered) (a)	682,699	50,825
Nestle SA (Registered)	3,518,560	246,448
Novartis AG (Registered)	2,429,461	186,742
Roche Holding AG (Genusschein)	580,504	156,595
Swisscom AG (Registered)	69,639	33,508
UBS AG (Registered) (a)	4,643,205	94,991
Zurich Insurance Group AG (a)	264,933	68,232
		837,341
United Kingdom (34.1%)
Admiral Group PLC	2,783,385	55,573
Aggreko PLC (b)	2,518,445	65,416
BG Group PLC	5,318,680	101,674
BHP Billiton PLC	1,494,892	44,030
British American Tobacco PLC	4,718,368	250,359
Bunzl PLC	728,380	15,771
Diageo PLC	4,870,686	154,774
Glencore Xstrata PLC (a)	5,275,026	28,774
HSBC Holdings PLC	11,209,597	121,481
Imperial Tobacco Group PLC	3,023,387	112,017
Legal & General Group PLC	6,704,921	21,328
Lloyds Banking Group PLC (a)	27,764,855	33,125
Prudential PLC	6,678,341	124,502
Reckitt Benckiser Group PLC	3,027,663	221,547
Resolution Ltd.	15,786,804	81,245
Rio Tinto PLC	1,161,251	56,871
Smiths Group PLC	2,396,935	54,259
SSE PLC	3,941,979	94,150
Standard Chartered PLC	2,018,429	48,411
Travis Perkins PLC	929,869	24,828
Vodafone Group PLC	19,802,067	69,827
Weir Group PLC (The)	542,281	20,463
WM Morrison Supermarkets PLC	1,619,600	7,343
		1,807,768
United States (0.7%)
Dr. Pepper Snapple Group, Inc. (b)	895,134	40,120
Total Common Stocks (Cost $4,247,266)		5,151,661
Short-Term Investments (5.8%)
Securities held as Collateral on Loaned Securities (3.5%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d)	122,751,183	122,751

	Face Amount (000)	Value (000)
Repurchase Agreements (1.2%)
Barclays Capital, Inc., (0.06%, dated 9/30/13, due 10/1/13; proceeds $28,263; fully collateralized by a U.S. Government Obligation; 0.25% due 9/15/15; valued at $28,828)	$28,263	28,263
Merrill Lynch & Co., Inc., (0.03%, dated 9/30/13, due 10/1/13; proceeds $33,916; fully collateralized by a U.S. Government Obligation; 0.75% due 2/28/18; valued at $34,594)	33,916	33,916
		62,179
Total Securities held as Collateral on Loaned Securities (Cost $184,930)		184,930

	Shares	Value (000)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $121,127)	121,126,727	121,127
Total Short-Term Investments (Cost $306,057)		306,057
Total Investments (102.9%) (Cost $4,553,323) Including $249,619 of Securities Loaned (e)(f)+		5,457,718
Liabilities in Excess of Other Assets (-2.9%)		(153,430)
Net Assets (100.0%)		$5,304,288

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2013 were approximately $249,619,000 and $262,192,000, respectively. The Portfolio received cash collateral of approximately $185,788,000, of which $184,930,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments.  As of September 30, 2013, there was uninvested cash of approximately $858,000 which is not reflected in the Portfolio of Investments.  The remaining collateral of approximately $76,404,000 was received in the form of U.S. Government Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(e)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
(f)

The approximate fair value and percentage of net assets, $5,097,552,000 and 96.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $4,553,323,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $904,395,000 of which approximately $995,024,000 related to appreciated securities and approximately $90,629,000 related to depreciated securities.

CVA	Certificaten Van Aandelen.

Foreign Currency Forward Exchange Contract:

The Portfolio had the following foreign currency forward exchange contract open at September 30, 2013:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Depreciation (000)
Commonwealth Bank of Australia	JPY	30,235,000	$307,620	10/17/13	USD	301,763	$301,763	$(5,857)

JPY	—	Japanese Yen
USD	—	United State Dollar

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (85.0%)
Australia (0.0%)
AET&D Holdings No. 1 Ltd. (a)(b)(c)	16,699	$—

Belgium (2.2%)
Anheuser-Busch InBev N.V.	1,678	167

Brazil (3.1%)
CETIP SA - Mercados Organizados	21,659	229

Canada (5.8%)
Brookfield Asset Management, Inc., Class A	5,899	221
Brookfield Infrastructure Partners LP	5,652	215
		436
China (14.4%)
Baidu, Inc. ADR (a)	1,212	188
New Oriental Education & Technology Group ADR	7,576	189
Qihoo 360 Technology Co., Ltd. ADR (a)	4,594	382
Sun Art Retail Group Ltd. (d)	66,000	94
Uni-President China Holdings Ltd. (d)	81,000	81
Wynn Macau Ltd. (d)	41,600	142
		1,076
Denmark (6.1%)
DSV A/S	16,061	456

France (7.5%)
Christian Dior SA	930	183
Danone SA	1,427	107
Hermes International	310	112
Pernod-Ricard SA	1,291	160
		562
Germany (2.2%)
Adidas AG	1,511	164

Hong Kong (0.9%)
Louis XIII Holdings Ltd.	73,000	65

India (1.2%)
MakeMyTrip Ltd. (a)	6,078	90

Indonesia (0.6%)
Hero Supermarket Tbk PT (a)	172,000	49

Italy (2.3%)
Prada SpA (d)	17,900	174

Japan (3.1%)
Calbee, Inc.	8,000	232

Korea, Republic of (2.5%)
Medy-Tox, Inc.	1,258	184

Singapore (1.3%)
Mandarin Oriental International Ltd.	58,000	94

South Africa (3.2%)
Naspers Ltd., Class N	2,633	243

Switzerland (4.9%)
Kuehne & Nagel International AG (Registered)	1,353	177
Nestle SA (Registered)	2,708	190
		367
Taiwan (1.5%)
Wei Chuan Foods Corp.	57,000	111

United Kingdom (10.3%)
Burberry Group PLC	14,310	379
Diageo PLC ADR	1,274	162
Reckitt Benckiser Group PLC	1,472	108
Tesco PLC	21,069	122
		771
United States (11.9%)
Cognizant Technology Solutions Corp., Class A (a)	1,811	149
Greenlight Capital Re Ltd., Class A (a)	6,600	188
Luxoft Holding, Inc. (a)	8,769	232
TAL Education Group ADR	22,312	323
		892
Total Common Stocks (Cost $4,798)		6,362
Convertible Preferred Stock (0.0%)
China (0.0%)
Youku Tudou, Inc., Class A (a)(b)(e) (acquisition cost - $@; acquired 9/16/10)	6	—	@
Participation Notes (3.9%)
China (3.9%)
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 2/20/14	7,810	173
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21	5,260	117
Total Participation Notes (Cost $329)		290
Short-Term Investment (11.8%)
Investment Company (11.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $885)	884,906	885
Total Investments (100.7%) (Cost $6,012) (g)+		7,537
Liabilities in Excess of Other Assets (-0.7%)		(53)
Net Assets (100.0%)		$7,484

(a)	Non-income producing security.
(b)

At September 30, 2013, the Portfolio held fair valued securities valued less than $500, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)	Security has been deemed illiquid at September 30, 2013.
(d)	Security trades on the Hong Kong exchange.

(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2013 amounts to less than $500 and represents less than 0.05% of net assets.

(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(g)

The approximate fair value and percentage of net assets, $3,794,000 and 50.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $6,012,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $1,525,000 of which approximately $1,678,000 related to appreciated securities and approximately $153,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (98.2%)
Australia (13.3%)
CFS Retail Property Trust Group REIT	112,245	$210
Commonwealth Property Office Fund REIT	361,506	385
Dexus Property Group REIT	1,542,447	1,447
Federation Centres Ltd. REIT	385,920	821
Goodman Group REIT	476,769	2,172
GPT Group REIT	479,817	1,558
Investa Office Fund REIT	141,113	388
Mirvac Group REIT	960,258	1,559
Stockland REIT	356,184	1,286
Westfield Group REIT	573,081	5,887
Westfield Retail Trust REIT	875,236	2,426
		18,139
Austria (0.3%)
Atrium European Real Estate Ltd.	70,343	398

Belgium (0.1%)
Cofinimmo REIT	1,082	127

China (2.4%)
China Overseas Land & Investment Ltd. (a)	276,000	812
China Resources Land Ltd. (a)	517,000	1,468
Country Garden Holdings Co., Ltd. (a)	482,145	309
Guangzhou R&F Properties Co., Ltd. H Shares (a)	251,200	393
Shimao Property Holdings Ltd. (a)	113,000	261
		3,243
Finland (0.3%)
Sponda Oyj	85,522	442

France (6.9%)
Altarea REIT	1,169	192
Fonciere Des Regions REIT	8,309	689
Gecina SA REIT	4,870	623
ICADE REIT	11,560	1,056
Klepierre REIT	14,981	650
Mercialys SA REIT	35,862	719
Unibail-Rodamco SE REIT	22,341	5,546
		9,475
Germany (1.8%)
Alstria Office AG REIT (b)	20,937	260
Deutsche Annington Immobilien SE (b)	7,066	182
Deutsche Euroshop AG	8,471	367
Deutsche Wohnen AG	24,307	435
GSW Immobilien AG	3,383	149
LEG Immobilien AG (b)	15,235	878
Prime Office AG REIT (b)	49,322	220
		2,491
Hong Kong (23.7%)
Hang Lung Properties Ltd.	292,000	993
Henderson Land Development Co., Ltd.	156,271	967
Hongkong Land Holdings Ltd.	686,000	4,529
Hysan Development Co., Ltd.	484,836	2,165

Kerry Properties Ltd.	415,271	1,774
Link REIT (The)	742,395	3,639
New World Development Co., Ltd.	1,281,672	1,931
Sino Land Co., Ltd.	718,694	1,057
Sun Hung Kai Properties Ltd.	783,703	10,679
Swire Properties Ltd.	407,100	1,139
Wharf Holdings Ltd.	414,117	3,594
		32,467
India (0.1%)
Religare Health Trust (Units) (c)	271,000	172

Ireland (0.0%)
Green PLC REIT (b)	30,795	49

Italy (0.3%)
Beni Stabili SpA	612,616	381

Japan (26.8%)
Activia Properties, Inc. REIT	44	382
GLP J REIT	450	503
Hulic Co., Ltd.	15,200	229
Japan Real Estate Investment Corp. REIT	159	1,863
Japan Retail Fund Investment Corp. REIT	625	1,286
Mitsubishi Estate Co., Ltd.	352,000	10,445
Mitsui Fudosan Co., Ltd.	259,000	8,754
Nippon Accommodations Fund, Inc. REIT	18	131
Nippon Building Fund, Inc. REIT	214	2,665
Nippon Prologis, Inc. REIT	128	1,282
Nomura Real Estate Holdings, Inc.	7,900	195
NTT Urban Development Corp.	3,600	47
Sumitomo Realty & Development Co., Ltd.	156,000	7,440
Tokyo Tatemono Co., Ltd.	83,000	764
Tokyu Land Corp.	22,000	229
United Urban Investment Corp. REIT	277	423
		36,638
Malta (0.0%)
BGP Holdings PLC (b)(d)(e)	4,769,371	—

Netherlands (1.4%)
Corio N.V. REIT	17,705	762
Eurocommercial Properties N.V. CVA REIT	14,308	579
Vastned Retail N.V. REIT	4,571	194
Wereldhave N.V. REIT	5,909	428
		1,963
Norway (0.3%)
Norwegian Property ASA	314,574	416

Singapore (6.2%)
Ascendas Real Estate Investment Trust REIT	282,000	513
CapitaCommercial Trust REIT	453,000	524
CapitaLand Ltd.	704,000	1,736
CapitaMall Trust REIT	424,000	663
CapitaMalls Asia Ltd.	189,000	295
City Developments Ltd.	100,000	817
Global Logistic Properties Ltd.	519,000	1,196
Keppel REIT	559,000	548
Keppel Land Ltd.	35,000	99
Mapletree Commercial Trust REIT	377,000	365

SPH REIT (b)	1,016,000	790
Suntec REIT	433,000	564
UOL Group Ltd.	66,000	324
		8,434
Sweden (1.3%)
Atrium Ljungberg AB, Class B	25,714	343
Castellum AB	32,591	465
Fabege AB	1,528	17
Hufvudstaden AB, Class A	75,294	959
		1,784
Switzerland (1.8%)
Mobimo Holding AG (Registered) (b)	1,080	226
PSP Swiss Property AG (Registered) (b)	19,205	1,666
Swiss Prime Site AG (Registered) (b)	7,622	590
		2,482
United Kingdom (11.2%)
British Land Co., PLC REIT	287,783	2,694
Capital & Counties Properties PLC	71,894	390
Capital & Regional PLC	527,991	346
Derwent London PLC REIT	22,578	867
Grainger PLC	101,460	287
Great Portland Estates PLC REIT	90,406	789
Hammerson PLC REIT	244,716	1,985
Intu Properties PLC REIT	169,505	882
Land Securities Group PLC REIT	205,826	3,062
Londonmetric Property PLC	119,037	231
LXB Retail Properties PLC (b)	444,872	817
Quintain Estates & Development PLC (b)	256,060	350
Safestore Holdings PLC	362,867	788
Segro PLC REIT	84,256	423
Shaftesbury PLC REIT	47,517	454
ST Modwen Properties PLC	65,376	322
Unite Group PLC	89,911	575
		15,262
Total Common Stocks (Cost $170,975)		134,363

Short-Term Investment (2.4%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (f) (Cost $3,260)	3,259,941	3,260
Total Investments (100.6%) (Cost $174,235) (g)+		137,623
Liabilities in Excess of Other Assets (-0.6%)		(769)
Net Assets (100.0%)		$136,854

(a)                                 Security trades on the Hong Kong exchange.

(b)                                 Non-income producing security.

(c)                                  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(d)                                 Security has been deemed illiquid at September 30, 2013.

(e)                                  At September 30, 2013, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(f)                                   The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(g)                                  The approximate fair value and percentage of net assets, $134,134,000 and 98.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $174,235,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $36,612,000 of which approximately $8,057,000 related to appreciated securities and approximately $44,669,000 related to depreciated securities.

CVA                     Certificaten Van Aandelen.

REIT                  Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

International Small Cap Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (98.4%)
Australia (2.0%)
Infomedia Ltd.	2,420,327	$1,352
Lynas Corp., Ltd. (a)	905,042	338
		1,690
Brazil (14.5%)
Cremer SA	325,661	2,165
Fleury SA	145,777	1,207
JHSF Participacoes SA	1,300,825	3,756
LLX Logistica SA (a)	844,809	629
Porto Seguro SA	126,097	1,593
Restoque Comercio e Confeccoes de Roupas SA	361,159	1,089
Tegma Gestao Logistica	177,969	1,764
		12,203
Canada (11.7%)
Big Rock Brewery, Inc.	54,435	799
Sears Canada, Inc.	523,179	6,400
Second Cup Ltd. (The)	693,489	2,693
		9,892
France (13.2%)
Eurazeo SA	113,745	7,301
Faiveley Transport SA	32,466	2,470
Laurent-Perrier	14,669	1,315
		11,086
Germany (3.4%)
Draegerwerk AG & Co., KGaA (Preference)	11,942	1,522
Washtec AG	102,503	1,364
		2,886
Greece (5.7%)
Hellenic Exchanges SA Holding Clearing Settlement and Registry	211,084	1,816
Titan Cement Co., SA (a)	75,203	1,876
Titan Cement Co., SA (Preference) (a)	106,095	1,078
		4,770
Hong Kong (6.7%)
China High Precision Automation Group Ltd. (b)(c)	3,968,000	153
L’Occitane International SA	1,907,250	4,987
Louis XIII Holdings Ltd.	546,350	484
		5,624
Ireland (2.1%)
C&C Group PLC	322,111	1,743

Italy (12.7%)
Autogrill SpA (a)	376,147	6,617
Tamburi Investment Partners SpA	1,565,127	4,047
		10,664

Japan (3.3%)
Milbon Co., Ltd.	67,300	2,761

Netherlands (2.0%)
Delta Lloyd N.V.	77,931	1,656

Norway (1.2%)
Veripos, Inc.	262,292	982

Singapore (6.6%)
Mandarin Oriental International Ltd.	3,416,000	5,537

South Africa (0.5%)
Taste Holdings Ltd.	1,077,398	403

Spain (2.3%)
Baron de Ley (a)	25,996	1,937

Sweden (3.7%)
Byggmax Group AB	219,714	1,549
Mekonomen AB	45,400	1,554
		3,103
United Arab Emirates (2.0%)
Aramex PJSC	2,313,391	1,702

United Kingdom (3.9%)
Anglo-Eastern Plantations	103,303	1,082
Mulberry Group PLC	112,834	1,756
Ocado Group PLC (a)	65,072	418
		3,256
United States (0.9%)
Fox Factory Holding Corp. (a)	42,124	812
Total Common Stocks (Cost $79,146)		82,707
Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $1,015)	1,015,345	1,015
Total Investments (99.6%) (Cost $80,161) (e) +		83,722
Other Assets in Excess of Liabilities (0.4%)		373
Net Assets (100.0%)		$84,095

(a)                                 Non-income producing security.

(b)                                 At September 30, 2013, the Portfolio held a fair valued security valued at approximately $153,000, representing 0.2% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)                                  Security has been deemed illiquid at September 30, 2013.

(d)                                 The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(e)                                  The approximate fair value and percentage of net assets, $58,093,000 and 69.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $80,161,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $3,561,000 of which approximately $12,847,000 related to appreciated securities and approximately $9,286,000 related to depreciated securities.

PJSC                    Public Joint Stock Company.

Morgan Stanley Institutional Fund, Inc.

Select Global Infrastructure Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (97.0%)
Australia (3.9%)
APA Group (a)	26,023	$145
DUET Group	57,935	118
Macquarie Atlas Roads Group	27,314	62
Spark Infrastructure Group (a)	18,749	29
Sydney Airport	34,338	126
Transurban Group	81,354	516
		996
Austria (1.1%)
Flughafen Wien AG	4,107	278

Brazil (1.5%)
Cia de Saneamento Basico do Estado de Sao Paulo ADR (a)	39,056	389

Canada (12.5%)
Enbridge, Inc.	27,129	1,133
TransCanada Corp. (a)	46,630	2,048
		3,181
China (5.3%)
Beijing Enterprises Holdings Ltd. (b)	126,500	913
China Gas Holdings Ltd. (b)	98,000	107
China Merchants Holdings International Co., Ltd. (b)	31,527	114
ENN Energy Holdings Ltd. (b)	18,000	100
Jiangsu Expressway Co., Ltd. H Shares (b)	96,000	113
		1,347
France (3.6%)
Eutelsat Communications SA	15,361	486
SES SA	15,347	439
		925
Germany (2.7%)
Fraport AG Frankfurt Airport Services Worldwide	9,800	688

Italy (6.4%)
Atlantia SpA	23,985	489
Snam SpA	159,239	807
Societa Iniziative Autostradali e Servizi SpA	13,646	134
Terna Rete Elettrica Nazionale SpA	43,323	196
		1,626
Japan (1.4%)
Tokyo Gas Co., Ltd.	64,000	352

Luxembourg (1.2%)
Intelsat SA (c)	12,500	300

Netherlands (2.0%)
Koninklijke Vopak N.V.	8,869	508

Spain (2.0%)
Abertis Infraestructuras SA (a)	7,086	138
Ferrovial SA	14,140	255

Red Electrica Corp., SA	2,110	121
		514
Switzerland (1.4%)
Flughafen Zuerich AG (Registered)	691	364

United Kingdom (7.7%)
National Grid PLC	118,694	1,404
Pennon Group PLC	8,852	100
Severn Trent PLC	11,450	327
United Utilities Group PLC	10,890	122
		1,953
United States (44.3%)
American Tower Corp. REIT	12,320	913
American Water Works Co., Inc.	8,500	351
Atmos Energy Corp.	3,420	146
CenterPoint Energy, Inc.	32,230	773
Cheniere Energy, Inc. (c)	16,340	558
Crown Castle International Corp. (c)	12,260	895
Enbridge Energy Management LLC (c)	10,121	291
ITC Holdings Corp.	8,199	770
Kinder Morgan, Inc.	19,820	705
NiSource, Inc.	11,450	354
Northeast Utilities	12,030	496
Oneok, Inc.	13,140	701
PG&E Corp.	15,500	634
SBA Communications Corp., Class A (c)	12,730	1,024
SemGroup Corp., Class A	1,142	65
Sempra Energy	10,300	882
Spectra Energy Corp.	21,750	744
Williams Cos., Inc. (The)	26,570	966
		11,268
Total Common Stocks (Cost $20,954)		24,689

No. of Rights
Rights (0.0%)
Spain (0.0%)
Abertis Infraestructuras SA (Spain) (a)(c) (Cost $5)	7,086	7

	Shares	Value (000)
Short-Term Investments (13.3%)
Securities held as Collateral on Loaned Securities (10.6%)
Investment Company (7.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d)	1,787,489	1,787

	Face Amount (000)	Value (000)
Repurchase Agreements (3.6%)
Barclays Capital, Inc., (0.06%, dated 9/30/13, due 10/1/13; proceeds $412; fully collateralized by a U.S. Government Obligation; 0.25% due 9/15/15; valued at $420)	$412	412

Merrill Lynch & Co., Inc., (0.03%, dated 9/30/13, due 10/1/13; proceeds $494; fully collateralized by a U.S. Government Obligation; 0.75% due 2/28/18; valued at $504)	494	494
		906
Total Securities held as Collateral on Loaned Securities (Cost $2,693)		2,693

	Shares
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (d) (Cost $686)	686,043	686
Total Short-Term Investments (Cost $3,379)		3,379
Total Investments (110.3%) (Cost $24,338) (e)+		28,075
Liabilities in Excess of Other Assets (-10.3%)		(2,613)
Net Assets (100.0%)		$25,462

(a)                                 All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2013 were approximately $2,569,000 and $2,705,000, respectively. The Portfolio received cash collateral of approximately $2,693,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of September 30, 2013, there was uninvested cash collateral of approximately $12,000, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)                                 Security trades on the Hong Kong exchange.

(c)                                  Non-income producing security.

(d)                                 The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds  — Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds.

(e)                                  The approximate fair value and percentage of net assets, $9,551,000 and 37.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $24,338,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $3,737,000 of which approximately $3,794,000 related to appreciated securities and approximately $57,000 related to depreciated securities.

ADR                     American Depositary Receipt.

REIT                  Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (98.7%)
Asset Management & Custodian (1.4%)
Eurazeo SA (France)	4,175	$268

Beverage: Soft Drinks (5.8%)
Dr. Pepper Snapple Group, Inc.	10,192	457
Monster Beverage Corp. (a)	4,467	234
PepsiCo, Inc.	5,124	407
		1,098
Commercial Services (3.0%)
eBay, Inc. (a)	5,180	289
Intertek Group PLC (United Kingdom)	5,313	284
		573
Communications Technology (2.9%)
Motorola Solutions, Inc.	9,208	547

Computer Services, Software & Systems (16.5%)
Facebook, Inc., Class A (a)	37,110	1,864
Google, Inc., Class A (a)	1,452	1,272
		3,136
Computer Technology (2.9%)
Apple, Inc.	1,154	550

Consumer Lending (9.4%)
Berkshire Hathaway, Inc., Class B (a)	3,928	446
Mastercard, Inc., Class A	1,019	686
Visa, Inc., Class A	3,466	662
		1,794
Diversified Media (3.0%)
McGraw Hill Financial, Inc.	4,097	269
Naspers Ltd., Class N (South Africa)	3,186	294
		563
Diversified Retail (9.7%)
Amazon.com, Inc. (a)	4,390	1,372
Dollar Tree, Inc. (a)	8,293	474
		1,846
Financial Data & Systems (2.9%)
MSCI, Inc. (a)	7,019	282
Verisk Analytics, Inc., Class A (a)	4,227	275
		557
Foods (5.8%)
McCormick & Co., Inc.	6,033	390
Mondelez International, Inc., Class A	7,416	233
Nestle SA ADR (Switzerland)	6,830	476
		1,099
Insurance: Property-Casualty (5.0%)
Arch Capital Group Ltd. (a)	4,853	262

Progressive Corp. (The)	25,444	693
		955
Pharmaceuticals (7.3%)
Abbott Laboratories	6,492	216
Mead Johnson Nutrition Co.	9,605	713
Valeant Pharmaceuticals International, Inc. (Canada) (a)	4,436	463
		1,392
Recreational Vehicles & Boats (2.7%)
Edenred (France)	16,104	523

Restaurants (6.4%)
Dunkin’ Brands Group, Inc.	5,970	270
Panera Bread Co., Class A (a)	1,590	252
Starbucks Corp.	8,960	690
		1,212
Scientific Instruments: Gauges & Meters (2.4%)
Thermo Fisher Scientific, Inc.	4,944	456

Textiles Apparel & Shoes (10.2%)
Burberry Group PLC (United Kingdom)	9,601	254
Carter’s, Inc.	3,982	302
Christian Dior SA (France)	3,450	677
Coach, Inc.	7,301	398
NIKE, Inc., Class B	4,307	313
		1,944
Tobacco (1.4%)
Philip Morris International, Inc.	3,028	262
Total Common Stocks (Cost $14,678)		18,775
Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $215)	214,955	215
Total Investments (99.8%) (Cost $14,893) (c)+		18,990
Other Assets in Excess of Liabilities (0.2%)		29
Net Assets (100.0%)		$19,019

(a)                                 Non-income producing security.

(b)                                 The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(c)                                  The approximate fair value and percentage of net assets, $2,300,000 and 12.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $14,893,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $4,097,000 of which approximately $4,191,000 related to appreciated securities and approximately $94,000 related to depreciated securities.

ADR                     American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (96.8%)
Alternative Energy (0.9%)
Range Resources Corp.	126,187	$9,576

Asset Management & Custodian (1.4%)
BlackRock, Inc.	52,129	14,107

Automobiles (2.8%)
Tesla Motors, Inc. (a)	144,710	27,990

Biotechnology (3.0%)
Illumina, Inc. (a)	379,417	30,668

Cable Television Services (1.0%)
Charter Communications, Inc., Class A (a)	76,577	10,320

Chemicals: Diversified (2.4%)
Monsanto Co.	238,243	24,865

Commercial Services (1.5%)
Intertek Group PLC (United Kingdom)	276,095	14,768

Communications Technology (3.0%)
Motorola Solutions, Inc.	510,906	30,338

Computer Services, Software & Systems (23.1%)
Baidu, Inc. ADR (China) (a)	34,865	5,410
Facebook, Inc., Class A (a)	1,914,220	96,171
Google, Inc., Class A (a)	74,930	65,632
LinkedIn Corp., Class A (a)	74,698	18,380
Qihoo 360 Technology Co., Ltd. ADR (China) (a)	67,601	5,625
Salesforce.com, Inc. (a)	642,600	33,357
Workday, Inc., Class A (a)	129,381	10,471
		235,046
Computer Technology (3.7%)
Apple, Inc.	57,931	27,618
Yandex N.V., Class A (Russia) (a)	283,466	10,324
		37,942
Consumer Lending (6.9%)
Mastercard, Inc., Class A	52,840	35,550
Visa, Inc., Class A	179,780	34,356
		69,906
Diversified Media (2.9%)
McGraw Hill Financial, Inc.	211,755	13,889
Naspers Ltd., Class N (South Africa)	169,559	15,642
		29,531
Diversified Retail (14.3%)
Amazon.com, Inc. (a)	239,606	74,910
Groupon, Inc. (a)	2,209,567	24,769
NetFlix, Inc. (a)	19,091	5,903
Priceline.com, Inc. (a)	39,042	39,470
		145,052

Drug & Grocery Store Chains (0.5%)
Whole Foods Market, Inc.	84,947	4,969

Entertainment (0.5%)
Liberty Media Corp. (a)	33,394	4,914

Financial Data & Systems (2.8%)
MSCI, Inc. (a)	370,258	14,906
Verisk Analytics, Inc., Class A (a)	213,342	13,859
		28,765
Health Care Services (0.5%)
athenahealth, Inc. (a)	50,172	5,447

Insurance: Multi-Line (1.0%)
American International Group, Inc.	212,545	10,336

Insurance: Property-Casualty (3.7%)
Arch Capital Group Ltd. (a)	228,902	12,391
Progressive Corp. (The)	933,610	25,422
		37,813
Medical Equipment (2.7%)
Intuitive Surgical, Inc. (a)	72,782	27,386

Pharmaceuticals (5.7%)
Mead Johnson Nutrition Co.	370,059	27,481
Valeant Pharmaceuticals International, Inc. (Canada) (a)	295,614	30,841
		58,322
Radio & TV Broadcasters (0.5%)
Sirius XM Radio, Inc.	1,241,193	4,803

Recreational Vehicles & Boats (2.8%)
Edenred (France)	869,720	28,246

Restaurants (2.5%)
Starbucks Corp.	331,933	25,549

Semiconductors & Components (2.3%)
ARM Holdings PLC ADR (United Kingdom)	228,985	11,019
First Solar, Inc. (a)	303,472	12,202
		23,221
Textiles Apparel & Shoes (4.4%)
Christian Dior SA (France)	126,600	24,838
Coach, Inc.	358,832	19,567
		44,405
Total Common Stocks (Cost $629,886)		984,285

Short-Term Investment (3.2%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $32,433)	32,433,000	32,433

Total Investments (100.0%) (Cost $662,319) (c)+	1,016,718
Liabilities in Excess of Other Assets (-0.0%) (d)	(339)
Net Assets (100.0%)	$1,016,379

(a)                                   Non-income producing security.

(b)                                   The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds.

(c)                                    The approximate fair value and percentage of net assets, $83,494,000 and 8.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(d)                                   Amount is less than 0.05%.

+                                           At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $662,319,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $354,399,000 of which approximately $365,046,000 related to appreciated securities and approximately $10,647,000 related to depreciated securities.

ADR                       American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Insight Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (94.5%)
Beverage: Brewers & Distillers (3.2%)
Big Rock Brewery, Inc. (Canada)	1,401	$20
Crimson Wine Group Ltd. (a)	4,274	41
		61
Beverage: Soft Drinks (4.2%)
Dr. Pepper Snapple Group, Inc.	821	37
PepsiCo, Inc.	535	42
		79
Chemicals: Diversified (8.9%)
Intrepid Potash, Inc.	2,722	43
Mosaic Co. (The)	1,914	82
Tronox Ltd., Class A	1,880	46
		171
Communications Technology (5.2%)
Motorola Solutions, Inc.	1,671	99

Computer Services, Software & Systems (4.3%)
MicroStrategy, Inc., Class A (a)	168	18
Solera Holdings, Inc.	1,214	64
		82
Consumer Lending (6.7%)
Berkshire Hathaway, Inc., Class B (a)	445	51
Brown & Brown, Inc.	1,230	39
RenaissanceRe Holdings Ltd.	420	38
		128
Consumer Services: Miscellaneous (5.5%)
Collectors Universe, Inc.	2,336	34
Roundy’s, Inc.	8,256	71
		105
Diversified Media (1.9%)
News Corp., Class A (a)	2,303	37

Diversified Retail (2.4%)
Sears Canada, Inc. (Canada)	3,711	45

Foods (12.1%)
Dean Foods Co. (a)	1,830	35
Fiesta Restaurant Group, Inc. (a)	2,795	105
Nestle SA ADR (Switzerland)	1,313	92
		232
Home Building (3.9%)
Brookfield Residential Properties, Inc. (Canada) (a)	2,280	52
NVR, Inc. (a)	25	23
		75
Insurance: Property-Casualty (10.1%)
Arch Capital Group Ltd. (a)	1,688	91

Progressive Corp. (The)	3,731	102
		193
Machinery: Agricultural (1.7%)
Douglas Dynamics, Inc.	2,215	33

Office Supplies & Equipment (6.7%)
MICROS Systems, Inc. (a)	2,562	128

Oil: Integrated (1.3%)
Phillips 66	411	24

Pharmaceuticals (3.5%)
Abbott Laboratories	2,008	67

Real Estate (1.3%)
Tejon Ranch Co. (a)	810	25

Restaurants (1.3%)
Second Cup Ltd. (The) (Canada)	6,367	25

Semiconductors & Components (8.7%)
First Solar, Inc. (a)	3,174	128
Tessera Technologies, Inc.	2,036	39
		167
Specialty Retail (1.6%)
Ignite Restaurant Group, Inc. (a)	1,989	31
Total Common Stocks (Cost $1,452)		1,807
Warrants (0.0%)
Real Estate (0.0%)
Tejon Ranch Co. (Cost $1)	119	—	@

	Face Amount (000)	Value (000)
Corporate Bond (1.0%)
Metals & Mining (1.0%)
Molycorp, Inc.
5.50%, 2/1/18 (Cost $19)	$19	20

	Shares	Value (000)
Short-Term Investment (2.0%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $38)	37,532	38
Total Investments (97.5%) (Cost $1,510) +		1,865
Other Assets in Excess of Liabilities (2.5%)		48
Net Assets (100.0%)		$1,913

(a)                                 Non-income producing security.

(b)                                 The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+                                         At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $1,510,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $355,000 of which approximately $375,000 related to appreciated securities and approximately $20,000 related to depreciated securities.

@                                    Amount is less than $500.

ADR                     American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (96.4%)
Air Transport (1.4%)
Expeditors International of Washington, Inc.	72,662	$3,201

Alternative Energy (1.4%)
Ultra Petroleum Corp. (a)	156,334	3,216

Asset Management & Custodian (1.6%)
CETIP SA - Mercados Organizados (Brazil)	341,654	3,619

Beverage: Brewers & Distillers (1.6%)
Anheuser-Busch InBev N.V. (Belgium)	36,653	3,643

Casinos & Gambling (3.0%)
Wynn Resorts Ltd.	43,330	6,846

Chemicals: Diversified (4.0%)
Monsanto Co.	87,242	9,105

Computer Services, Software & Systems (25.5%)
Baidu, Inc. ADR (China) (a)	24,048	3,732
Facebook, Inc., Class A (a)	532,162	26,736
Google, Inc., Class A (a)	27,054	23,697
Qihoo 360 Technology Co., Ltd. ADR (China) (a)	46,628	3,879
		58,044
Consumer Lending (13.4%)
CME Group, Inc.	59,901	4,426
Mastercard, Inc., Class A	20,164	13,566
Visa, Inc., Class A	65,909	12,595
		30,587
Diversified Retail (21.0%)
Amazon.com, Inc. (a)	109,018	34,084
Priceline.com, Inc. (a)	13,634	13,783
		47,867
Education Services (3.2%)
New Oriental Education & Technology Group ADR (China)	143,969	3,585
TAL Education Group ADR	259,237	3,759
		7,344
Financial Data & Systems (3.9%)
MSCI, Inc. (a)	218,045	8,778

Foods (1.5%)
Jubilant Foodworks Ltd. (India) (a)	188,725	3,484

Insurance: Multi-Line (3.0%)
Greenlight Capital Re Ltd., Class A (a)	241,146	6,858

Real Estate Investment Trusts (REIT) (2.3%)
Brookfield Asset Management, Inc., Class A (Canada)	139,963	5,235

Textiles Apparel & Shoes (5.9%)
Burberry Group PLC (United Kingdom)	175,419	4,645

Coach, Inc.	162,161	8,843
		13,488
Truckers (3.7%)
DSV A/S (Denmark)	293,522	8,326
Total Common Stocks (Cost $144,510)		219,641

Participation Note (2.5%)
Beverage: Brewers & Distillers (2.5%)
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21 (Cost $6,514)	258,170	5,736

Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $1,215)	1,214,830	1,215
Total Investments (99.5%) (Cost $152,239) (c)+		226,592
Other Assets in Excess of Liabilities (0.5%)		1,191
Net Assets (100.0%)		$227,783

(a)                                 Non-income producing security.

(b)                                 The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds.

(c)                                  The approximate fair value and percentage of net assets, $20,098,000 and 8.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $152,239,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $74,353,000 of which approximately $81,142,000 related to appreciated securities and approximately $6,789,000 related to depreciated securities.

ADR                     American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report -

September 30, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (94.2%)
Advertising Agencies (2.6%)
Aimia, Inc. (Canada)	2,939,103	$51,218

Air Transport (1.4%)
XPO Logistics, Inc. (a)(b)	1,251,876	27,128

Asset Management & Custodian (4.5%)
Eurazeo SA (France)	698,145	44,811
Greenhill & Co., Inc.	887,438	44,266
		89,077
Auto Parts (1.0%)
Fox Factory Holding Corp. (a)	1,058,006	20,388

Banks: Diversified (1.2%)
Financial Engines, Inc.	382,389	22,729

Beverage: Brewers & Distillers (2.5%)
Boston Beer Co., Inc. (The), Class A (a)(b)	162,433	39,668
Crimson Wine Group Ltd. (a)	977,858	9,338
		49,006
Biotechnology (0.6%)
Alnylam Pharmaceuticals, Inc. (a)	92,789	5,939
Intrexon Corp. (a)(b)	268,243	6,355
		12,294
Building Materials (0.9%)
Louis XIII Holdings Ltd. (Hong Kong)	19,149,680	16,962

Cement (2.0%)
Eagle Materials, Inc.	533,246	38,687

Chemicals: Diversified (1.5%)
Intrepid Potash, Inc. (b)	567,773	8,903
Rockwood Holdings, Inc.	195,105	13,052
Tronox Ltd., Class A	352,642	8,629
		30,584
Commercial Services (13.2%)
Advisory Board Co. (The) (a)	1,642,043	97,669
Corporate Executive Board Co. (The)	1,345,950	97,743
CoStar Group, Inc. (a)	226,655	38,055
MercadoLibre, Inc. (Brazil)	201,192	27,143
		260,610
Computer Services, Software & Systems (9.9%)
Cornerstone OnDemand, Inc. (a)	407,504	20,962
FireEye, Inc. (a)	450,603	18,714
Guidewire Software, Inc. (a)	380,954	17,947
MakeMyTrip Ltd. (India) (a)	1,002,686	14,880
OpenTable, Inc. (a)	388,959	27,219
Solera Holdings, Inc.	864,869	45,726
Xoom Corp. (a)	652,730	20,763
Yelp, Inc. (a)	331,980	21,970

Zynga, Inc., Class A (a)	2,125,298	7,821
		196,002
Computer Technology (5.3%)
Benefitfocus, Inc. (a)	885,161	43,515
Textura Corp. (a)	521,797	22,479
Youku Tudou, Inc. ADR (China) (a)	721,827	19,778
Zillow, Inc., Class A (a)(b)	225,946	19,063
		104,835
Consumer Electronics (0.8%)
Sohu.com, Inc. (China) (a)	206,100	16,247

Diversified Financial Services (0.4%)
Capitol Acquisition Corp. II (Units) (a)(c)	803,544	8,148

Diversified Retail (6.9%)
Blue Nile, Inc. (a)	1,168,636	47,832
Citi Trends, Inc. (a)	533,819	9,331
Groupon, Inc. (a)	4,333,583	48,580
Krispy Kreme Doughnuts, Inc. (a)	1,606,173	31,063
		136,806
Electronic Components (0.7%)
3D Systems Corp. (a)(b)	254,411	13,736

Electronics (0.5%)
QIWI plc ADR	328,948	10,283

Entertainment (2.7%)
Legend Pictures LLC Ltd. (a)(d)(e) (acquisition cost - $5,829; acquired 3/8/12)	5,452	8,148
Vail Resorts, Inc.	636,538	44,163
		52,311
Foods (7.6%)
Annie’s, Inc. (a)	377,105	18,516
Fairway Group Holdings Corp. (a)(b)	757,598	19,364
Fiesta Restaurant Group, Inc. (a)	1,885,338	71,002
Ocado Group PLC (United Kingdom) (a)	6,293,622	40,368
		149,250
Health Care Management Services (2.0%)
HMS Holdings Corp. (a)	1,795,925	38,630

Health Care Services (3.6%)
athenahealth, Inc. (a)	656,807	71,303

Insurance: Multi-Line (1.4%)
Greenlight Capital Re Ltd., Class A (a)	957,133	27,221

Medical & Dental Instruments & Supplies (1.4%)
Techne Corp.	350,539	28,064

Medical Services (2.9%)
Medidata Solutions, Inc. (a)	586,825	58,055

Oil Well Equipment & Services (0.5%)
Oasis Petroleum, Inc. (a)	219,435	10,781

Oil: Crude Producers (1.0%)
Gulfport Energy Corp. (a)	303,610	19,534

Pharmaceuticals (0.8%)
Agios Pharmaceuticals, Inc. (a)(b)	149,326	4,175
Ironwood Pharmaceuticals, Inc. (a)	1,035,146	12,267
		16,442
Publishing (1.2%)
Morningstar, Inc.	293,368	23,252

Restaurants (1.3%)
Dunkin’ Brands Group, Inc.	555,731	25,152

Scientific Instruments: Pollution Control (1.3%)
Covanta Holding Corp.	1,174,381	25,108

Semiconductors & Components (3.5%)
First Solar, Inc. (a)	1,217,811	48,968
Tessera Technologies, Inc.	1,041,128	20,146
		69,114
Specialty Retail (2.0%)
Five Below, Inc. (a)	889,794	38,928

Technology: Miscellaneous (2.0%)
iRobot Corp. (a)	432,022	16,274
Tableau Software, Inc., Class A (a)	323,685	23,060
		39,334
Telecommunications Equipment (2.8%)
Angie’s List, Inc. (a)(b)	1,552,637	34,934
Pandora Media, Inc. (a)	774,694	19,468
		54,402
Truckers (0.3%)
LLX Logistica SA (Brazil) (a)	7,708,143	5,739

Utilities: Electrical (0.0%)
AET&D Holdings No. 1 Ltd. (Australia) (a)(d)(f)	6,682,555	—
Total Common Stocks (Cost $1,137,418)		1,857,360
Preferred Stocks (0.6%)
Advertising Agencies (0.1%)
Glam Media, Inc. Series M-1 (a)(d)(e) (acquisition cost - $5,449; acquired 3/19/08)	361,920	1,325
Glam Media, Inc. Escrow Series M-1 (a)(d)(e) (acquisition cost - $506; acquired 3/19/08)	51,702	108
		1,433
Health Care Services (0.5%)
Castlight Health, Inc. (a)(d)(e) (acquisition cost - $7,387; acquired 6/4/10)	1,796,926	10,926
Total Preferred Stocks (Cost $13,342)		12,359

Convertible Preferred Stocks (2.6%)
Computer Services, Software & Systems (2.6%)
Twitter, Inc. Series E (a)(d)(e) (acquisition cost - $6,019; acquired 9/24/09)	2,259,658	50,345

Computer Technology (0.0%)
Youku Tudou, Inc., Class A (China) (a)(d)(e) (acquisition cost - $-@; acquired 9/16/10)	1	—	@
Total Convertible Preferred Stocks (Cost $6,019)		50,345

	Face Amount (000)	Value (000)
Promissory Notes (0.0%)
Advertising Agencies (0.0%)
Glam Media, Inc.
9.00%, 12/3/13 (d)(e)
(acquisition cost - $2,301; acquired 3/19/08)	$793	793
Glam Media, Inc. Escrow
9.00%, 12/3/13 (d)(e)
(acquisition cost - $55; acquired 3/19/08)	29	19
Total Promissory Notes (Cost $2,356)		812

	Shares	Value (000)
Short-Term Investments (5.4%)
Securities held as Collateral on Loaned Securities (3.1%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g)	40,928,030	40,928

	Face Amount (000)	Value (000)
Repurchase Agreements (1.0%)
Barclays Capital, Inc. (0.06%, dated 9/30/13, due 10/1/13; proceeds $9,424; fully collateralized by a U.S. Government Obligation; 0.25% due 9/15/15; valued at $9,612)	$9,423,539	9,424
Merrill Lynch & Co., Inc. (0.03%, dated 9/30/13, due 10/1/13; proceeds $11,308; fully collateralized by a U.S. Government Obligation; 0.75% due 2/28/18; valued at $11,534)	11,308,247	11,308
		20,732
Total Securities held as Collateral on Loaned Securities (Cost $61,660)		61,660
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g) (Cost $45,157)	45,157,236	45,157
Total Short-Term Investments (Cost $106,817)		106,817

Total Investments (102.8%) (Cost $1,265,952) Including $75,958 of Securities Loaned (h)+	2,027,693
Liabilities in Excess of Other Assets (-2.8%)	(55,825)
Net Assets (100.0%)	$1,971,868

(a)                                 Non-income producing security.

(b)                                 All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2013 were approximately $75,958,000 and $80,572,000, respectively. The Portfolio received cash collateral of approximately $61,946,000, of which $61,660,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments.  As of September 30, 2013, there was uninvested cash of approximately $286,000 which is not reflected in the Portfolio of Investments.  The remaining collateral of approximately $18,626,000 was received in the form of U.S. Government Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)                                  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(d)                                 At September 30, 2013, the Portfolio held fair valued securities valued at approximately $71,664,000, representing 3.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)                                  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2013 amounts to approximately $71,664,000 and represents 3.6% of net assets.

(f)                                   Security has been deemed illiquid at September 30, 2013.

(g)                                  The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(h)                                 The approximate fair value and percentage of net assets, $102,141,000 and 5.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $1,265,952,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $761,741,000 of which approximately $800,749,000 related to appreciated securities and approximately $39,008,000 related to depreciated securities.

@                                    Value is less then $500.

ADR                     American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (99.8%)
Apartments (17.9%)
American Campus Communities, Inc. REIT	164,404	$5,614
AvalonBay Communities, Inc. REIT	419,709	53,341
Camden Property Trust REIT	286,861	17,625
Equity Residential REIT	1,732,921	92,832
Essex Property Trust, Inc. REIT	12,220	1,805
		171,217
Diversified (9.2%)
American Homes 4 Rent, Class A (a)	13,370	216
Cousins Properties, Inc. REIT	770,623	7,930
Digital Realty Trust, Inc. REIT	60,965	3,237
Forest City Enterprises, Inc., Class A (a)	750,285	14,210
Lexington Realty Trust REIT	47,340	531
Vornado Realty Trust REIT	702,556	59,057
Winthrop Realty Trust REIT	248,673	2,773
		87,954
Health Care (10.7%)
HCP, Inc. REIT	1,139,648	46,668
Health Care, Inc. REIT	160,545	10,015
Healthcare Realty Trust, Inc. REIT	459,442	10,618
Senior Housing Properties Trust REIT	512,931	11,972
Ventas, Inc. REIT	369,939	22,751
		102,024
Industrial (7.3%)
Cabot Industrial Value Fund II, LP REIT (a)(b)(c)(d)	14,000	5,937
Cabot Industrial Value Fund III, LP REIT (a)(b)(c)(d)	12,251	7,855
DCT Industrial Trust, Inc. REIT	1,414,232	10,168
Exeter Industrial Value Fund, LP REIT (a)(b)(c)(d)	7,905,000	6,798
Keystone Industrial Fund, LP REIT (a)(b)(c)(d)	7,574,257	8,135
KTR Industrial Fund II, LP REIT (a)(b)(c)(d)	9,037,500	10,511
ProLogis, Inc. REIT	495,299	18,633
Rexford Industrial Realty, Inc. (a)	102,240	1,381
Terreno Realty Corp. REIT	498	9
		69,427
Lodging/Resorts (9.5%)
Ashford Hospitality Trust, Inc. REIT	436,686	5,389
Host Hotels & Resorts, Inc. REIT	3,748,403	66,234
Starwood Hotels & Resorts Worldwide, Inc.	292,971	19,468
		91,091
Manufactured Homes (1.1%)
Equity Lifestyle Properties, Inc. REIT	304,276	10,397

Mixed Industrial/Office (1.3%)
Duke Realty Corp. REIT	411,065	6,347
Liberty Property Trust REIT	94,520	3,365
PS Business Parks, Inc. REIT	34,911	2,605
		12,317
Office (7.5%)
Alexandria Real Estate Equities, Inc. REIT	133,330	8,513

Boston Properties, Inc. REIT	320,630	34,275
BRCP REIT I, LP (a)(b)(c)(d)	6,101,396	1,428
BRCP REIT II, LP (a)(b)(c)(d)	8,363,574	4,441
Brookfield Office Properties, Inc.	36,238	691
Hudson Pacific Properties, Inc. REIT	385,284	7,494
Mack-Cali Realty Corp. REIT	657,128	14,418
		71,260
Regional Malls (21.7%)
CBL & Associates Properties, Inc. REIT	91,630	1,750
General Growth Properties, Inc. REIT	1,894,982	36,554
Macerich Co. (The) REIT	338,437	19,102
Simon Property Group, Inc. REIT	960,144	142,322
Taubman Centers, Inc. REIT	106,745	7,185
		206,913
Retail Free Standing (1.9%)
Cole Real Estate Investment, Inc. REIT	1,037,317	12,717
National Retail Properties, Inc. REIT	184,430	5,869
		18,586
Self Storage (5.5%)
Public Storage REIT	305,219	49,003
Sovran Self Storage, Inc. REIT	43,088	3,261
		52,264
Shopping Centers (6.2%)
Acadia Realty Trust REIT	120,707	2,979
DDR Corp. REIT	409,616	6,435
Federal Realty Investment Trust REIT	88,415	8,970
Regency Centers Corp. REIT	782,056	37,812
Retail Opportunity Investments Corp. REIT	238,810	3,300
		59,496
Total Common Stocks (Cost $777,078)		952,946
Short-Term Investment (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $1,224)	1,223,548	1,224
Total Investments (99.9%) (Cost $778,302) +		954,170
Other Assets in Excess of Liabilities (0.1%)		702
Net Assets (100.0%)		$954,872

(a)                                        Non-income producing security.

(b)                                        Restricted security valued at fair value and not registered under the Securities Act of 1933. BRCP REIT I, LP was acquired between 5/03 - 5/08 and has a cost basis of approximately $1,189,000. BRCP REIT II, LP was acquired between 10/06 - 4/11 and has a current cost basis of approximately $8,364,000. Cabot Industrial Value Fund II, LP was acquired between 11/05 - 2/10 and has a current cost basis of approximately $7,000,000. Cabot Industrial Value Fund III, LP was acquired between 12/08 - 6/13 and has a current cost basis of approximately $5,811,000.  Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $6,423,000. Keystone Industrial Fund, LP was acquired between 3/06 - 6/11 and has a current cost basis of approximately $5,463,000. KTR Industrial Fund II, LP was acquired between 1/09 - 5/12 and has a current cost basis of approximately $6,201,000. At September 30, 2013, these securities had an aggregate market value of approximately $45,105,000, representing 4.7% of net assets.

(c)                                         Security has been deemed illiquid at September 30, 2013.

(d)                                        At September 30, 2013, the Portfolio held fair valued securities valued at approximately $45,105,000, representing 4.7% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)                                         The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+                                                At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $778,302,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $175,868,000 of which approximately $193,791,000 related to appreciated securities and approximately $17,923,000 related to depreciated securities.

REIT                         Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Domestic Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (95.6%)
Brazil (14.4%)
Sovereign (14.4%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21 — 1/1/23	BRL	16,391	$7,019

Chile (0.3%)
Sovereign (0.3%)
Chile Government International Bond,
5.50%, 8/5/20	CLP	67,000	135

Colombia (3.2%)
Sovereign (3.2%)
Colombia Government International Bond,
4.38%, 3/21/23	COP	2,431,000	1,158
9.85%, 6/28/27	552,000		380
			1,538
Dominican Republic (1.2%)
Sovereign (1.2%)
Dominican Republic International Bond,
16.00%, 7/10/20 (a)	DOP	19,400	606

Hungary (5.7%)
Sovereign (5.7%)
Hungary Government Bond,
6.00%, 11/24/23	HUF	605,000	2,794

Indonesia (5.1%)
Sovereign (5.1%)
Barclays Bank PLC, Republic of Indonesia Government Bond, Credit Linked Notes,
9.00%, 9/19/18 (b)	IDR	10,000,000	895
Deutsche Bank AG, Republic of Indonesia Government Bond, Credit Linked Notes,
11.00%, 12/15/20 (b)(c)	12,000,000		1,186
JPMorgan Chase & Co., Republic of Indonesia Government Bond, Credit Linked Notes,
9.00%, 9/18/18 (b)	1,000,000		89
11.00%, 11/17/20	3,000,000		297
			2,467
Malaysia (5.3%)
Sovereign (5.3%)
Malaysia Government Bond,
3.43%, 8/15/14	MYR	2,658	819
3.81%, 2/15/17	5,750		1,781
			2,600
Mexico (12.7%)
Sovereign (12.7%)
Mexican Bonos,
7.50%, 6/3/27	MXN	51,700	4,332

Petroleos Mexicanos (Units),
7.65%, 11/24/21 (a)(b)	23,000		1,847
			6,179
Nigeria (0.6%)
Sovereign (0.6%)
Nigeria Government Bond,
16.39%, 1/27/22	NGN	39,000	280

Peru (2.2%)
Sovereign (2.2%)
Peru Government Bond (Units),
8.60%, 8/12/17 (a)(b)	PEN	1,390	580
Peruvian Government International Bond (Units),
6.95%, 8/12/31 (a)(b)	1,217		466
			1,046
Poland (10.1%)
Sovereign (10.1%)
Poland Government Bond,
3.75%, 4/25/18	PLN	2,721	870
5.25%, 10/25/17	835		283
5.75%, 10/25/21	10,710		3,759
			4,912
Russia (10.1%)
Corporate Bond (1.2%)
VimpelCom Holdings BV,
9.00%, 2/13/18 (b)	RUB	18,200	565

Sovereign (8.9%)
Russian Federal Bond - OFZ,
8.15%, 2/3/27	129,250		4,187
Russian Foreign Bond - Eurobond,
7.85%, 3/10/18 (b)	5,000		160
			4,347
			4,912
South Africa (13.4%)
Sovereign (13.4%)
Eskom Holdings SOC Ltd.,
5.75%, 1/26/21		$1,600	1,600
South Africa Government Bond,
7.25%, 1/15/20	ZAR	49,230	4,902
			6,502
Thailand (1.7%)
Sovereign (1.7%)
Thailand Government Bond,
5.25%, 5/12/14	THB	25,333	823

Turkey (9.6%)
Corporate Bond (2.2%)
Turkiye Garanti Bankasi AS,
7.38%, 3/7/18 (b)	TRY	2,370	1,064

Sovereign (7.4%)
Turkey Government Bond,

8.50%, 9/14/22	1,000	480
9.00%, 1/27/16 — 3/8/17	2,280	1,143
10.00%, 6/17/15	2,830	1,434
10.50%, 1/15/20	994	529
		3,586
		4,650
Total Fixed Income Securities (Cost $50,267)		46,463

No. of Warrants
Warrant (0.0%)
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (c)(d) (Cost $—)	1,495	13

	Shares	Value (000)
Short-Term Investments (2.9%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $1,058)	1,058,429	1,058

	Face Amount (000)	Value (000)
Sovereign (0.7%)
Nigeria Treasury Bill,
expires 10/24/13 (Cost $352)	$56,000	345
Total Short-Term Investments (Cost $1,410)		1,403
Total Investments (98.5%) (Cost $51,677) (f)+		47,879
Other Assets in Excess of Liabilities (1.5%)		716
Net Assets (100.0%)		$48,595

(a)                                                 Consists of one or more classes of securities traded together as a unit.

(b)                                                 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)                                                  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2013.

(d)                                                 Security has been deemed illiquid at September 30, 2013.

(e)                                                  The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(f)                                                   Securities are available for collateral in connection with open foreign currency forward exchange contracts.

+                                                         At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $51,677,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $3,798,000 of which approximately $456,000 related to appreciated securities and approximately $4,254,000 related to depreciated securities.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at September 30, 2013:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank	BRL	5,800	$2,617	10/2/13	USD	2,513	$2,513	(104)
JPMorgan Chase Bank	BRL	5,800	2,617	10/2/13	USD	2,601	2,601	(16)
JPMorgan Chase Bank	USD	2,601	2,601	10/2/13	BRL	5,800	2,617	16
JPMorgan Chase Bank	USD	2,613	2,613	10/2/13	BRL	5,800	2,617	4
			$10,448				$10,348	$(100)

BRL	—	Brazilian Real
CLP	—	Chilean Peso
COP	—	Colombian Peso
DOP	—	Dominican Peso
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
MXN	—	Mexican New Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigerian Naira
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

Morgan Stanley Institutional Fund, Inc.

Emerging Markets External Debt Portfolio

Portfolio of Investments

Third Quarter Report -

September 30, 2013 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (96.4%)
Belarus (0.8%)
Sovereign (0.8%)
Republic of Belarus,
8.95%, 1/26/18	$170	$161

Brazil (11.3%)
Corporate Bonds (4.7%)
Banco Safra SA,
6.75%, 1/27/21	200	207
ESAL GmbH,
6.25%, 2/5/23	200	178
Odebrecht Finance Ltd.,
5.13%, 6/26/22	400	388
Odebrecht Offshore Drilling Finance Ltd.,
6.75%, 10/1/22 (a)	200	205
		978
Sovereign (6.6%)
Banco Nacional de Desenvolvimento, Economico e Social,
5.50%, 7/12/20	521	537
Brazil Minas SPE via State of Minas Gerais,
5.33%, 2/15/28 (a)	550	532
Brazilian Government International Bond,
4.88%, 1/22/21	180	194
Caixa Economica Federal,
3.50%, 11/7/22 (a)	150	124
		1,387
		2,365
Colombia (3.0%)
Corporate Bonds (0.8%)
Ecopetrol SA,
5.88%, 9/18/23	60	63
Pacific Rubiales Energy Corp.,
5.13%, 3/28/23	110	99
		162
Sovereign (2.2%)
Colombia Government International Bond,
4.38%, 7/12/21	450	466
		628
Costa Rica (0.9%)
Sovereign (0.9%)
Costa Rica Government International Bond,
4.25%, 1/26/23 (a)	200	180

Dominican Republic (0.5%)
Sovereign (0.5%)
Dominican Republic International Bond,
7.50%, 5/6/21	100	107

El Salvador (0.3%)
Sovereign (0.3%)
El Salvador Government International Bond,
5.88%, 1/30/25 (a)	70	67

Hungary (0.5%)
Sovereign (0.5%)
Hungary Government International Bond,
6.38%, 3/29/21	108	115

India (0.9%)
Corporate Bond (0.9%)
Vedanta Resources PLC,
7.13%, 5/31/23 (a)	200	187

Indonesia (6.7%)
Sovereign (6.7%)
Indonesia Government International Bond,
7.75%, 1/17/38	148	169
Majapahit Holding BV,
7.75%, 1/20/20	589	649
Pertamina Persero PT,
5.25%, 5/23/21	200	191
Perusahaan Listrik Negara PT,
5.50%, 11/22/21	400	384
		1,393
Ivory Coast (0.6%)
Sovereign (0.6%)
Ivory Coast Government International Bond,
5.75%, 12/31/32	145	129

Kazakhstan (4.6%)
Sovereign (4.6%)
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22 (a)	200	186
KazAgro National Management Holding JSC,
4.63%, 5/24/23 (a)	200	183
KazMunayGas National Co., JSC,
5.75%, 4/30/43 (a)	210	185
6.38%, 4/9/21	375	412
		966
Lithuania (2.5%)
Sovereign (2.5%)
Lithuania Government International Bond,
6.63%, 2/1/22	440	518

Mexico (16.7%)
Corporate Bonds (4.8%)
Cemex SAB de CV,
6.50%, 12/10/19 (a)	200	197
7.25%, 1/15/21 (a)(b)	200	200
9.50%, 6/15/18	200	222
Mexichem SAB de CV,
4.88%, 9/19/22	200	195

Tenedora Nemak SA de CV,
5.50%, 2/28/23		200	190
			1,004
Sovereign (11.9%)
Mexican Bonos,
7.50%, 6/3/27	MXN	4,800	402
Mexico Government International Bond,
3.63%, 3/15/22		$304	302
6.05%, 1/11/40		406	446
Pemex Project Funding Master Trust,
6.63%, 6/15/35		424	450
Petroleos Mexicanos,
3.50%, 1/30/23		30	28
4.88%, 1/24/22		843	862
			2,490
			3,494
Panama (0.8%)
Sovereign (0.8%)
Panama Government International Bond,
5.20%, 1/30/20		144	159

Peru (1.7%)
Corporate Bonds (1.0%)
Banco de Credito del Peru,
6.13%, 4/24/27 (a)(c)		120	118
Corp. Azucarera del Peru SA,
6.38%, 8/2/22 (a)		100	93
			211
Sovereign (0.7%)
Peruvian Government International Bond,
7.35%, 7/21/25		107	137
			348
Philippines (4.8%)
Sovereign (4.8%)
Philippine Government International Bond,
4.00%, 1/15/21		615	640
9.50%, 2/2/30		248	369
			1,009
Poland (2.6%)
Sovereign (2.6%)
Poland Government International Bond,
3.00%, 3/17/23		530	487
5.00%, 3/23/22		47	50
			537
Romania (0.3%)
Sovereign (0.3%)
Romanian Government International Bond,
4.38%, 8/22/23 (a)		76	73

Russia (12.5%)
Sovereign (12.5%)
Russian Agricultural Bank OJSC Via RSHB Capital SA,
7.75%, 5/29/18	244	275
Russian Foreign Bond - Eurobond,
5.63%, 4/4/42	1,000	1,028
7.50%, 3/31/30	672	793
Russian Railways via RZD Capital PLC,
5.70%, 4/5/22	200	205
Vnesheconombank Via VEB Finance PLC,
6.90%, 7/9/20	273	300
		2,601
Serbia (0.9%)
Sovereign (0.9%)
Republic of Serbia,
5.25%, 11/21/17 (a)	200	200

Slovenia (0.9%)
Sovereign (0.9%)
Slovenia Government International Bond,
5.85%, 5/10/23 (a)	200	191

Turkey (5.6%)
Sovereign (5.6%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (a)	200	206
Turkey Government International Bond,
5.63%, 3/30/21	700	731
6.88%, 3/17/36	220	234
		1,171
Ukraine (6.6%)
Sovereign (6.6%)
Ukraine Government International Bond,
7.50%, 4/17/23 (a)	220	183
7.75%, 9/23/20	100	86
7.80%, 11/28/22	1,120	939
Ukraine Railways via Shortline PLC,
9.50%, 5/21/18 (a)	200	161
		1,369
Uruguay (0.7%)
Sovereign (0.7%)
Uruguay Government International Bond,
4.50%, 8/14/24	138	140

Venezuela (9.7%)
Sovereign (9.7%)
Petroleos de Venezuela SA,
8.50%, 11/2/17	1,003	911
12.75%, 2/17/22	370	363
Venezuela Government International Bond,
9.00%, 5/7/23	50	41
9.25%, 9/15/27 — 5/7/28	538	438
11.75%, 10/21/26	290	269
		2,022
Total Fixed Income Securities (Cost $21,305)		20,130

	Shares	Value (000)
Short-Term Investment (2.8%)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $575)	575,289	575
Total Investments (99.2%) (Cost $21,880) (e)+		20,705
Other Assets in Excess of Liabilities (0.8%)		164
Net Assets (100.0%)		$20,869

(a)		144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)		When-issued security.
(c)		Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2013.
(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(e)		Securities are available for collateral in connection with purchase of a when-issued securitiy.
+

At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $21,880,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $1,175,000 of which approximately $153,000 related to appreciated securities and approximately $1,328,000 related to depreciated securities.

OJSC		Open Joint Stock Company.
MXN	—	Mexican New Peso

Morgan Stanley Institutional Fund, Inc. (unaudited)

Notes to the Portfolio of Investments • September 30, 2013

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Directors (the “Directors”).  The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Multi-Asset
Assets:
Common Stocks
Aerospace & Defense	$55	$—		$—	$55
Air Freight & Logistics	22	—		—	22
Airlines	—	—	@	—	— @
Automobiles	—	1,447		—	1,447
Beverages	—	25		—	25
Capital Markets	11	—		—	11
Chemicals	34	—		—	34
Commercial Banks	55	1,182		—	1,237
Commercial Services & Supplies	24	—		—	24
Construction & Engineering	11	11		—	22
Construction Materials	22	24		—	46
Consumer Finance	11	—		—	11
Diversified Financial Services	22	14		—	36
Diversified Telecommunication Services	—	128		—	128
Electric Utilities	—	131		—	131
Electrical Equipment	40	—		—	40
Electronic Equipment, Instruments & Components	33	—		—	33
Food & Staples Retailing	11	84		—	95
Food Products	11	—		—	11
Health Care Equipment & Supplies	66	—		—	66
Health Care Providers & Services	45	—	@	—	45
Hotels, Restaurants & Leisure	11	48		—	59
Household Durables	44	—		—	44
Independent Power Producers & Energy Traders	—	34		—	34
Industrial Conglomerates	11	9		—	20
Information Technology Services	57	—		—	57
Insurance	22	—		—	22
Leisure Equipment & Products	33	—		—	33
Life Sciences Tools & Services	11	—		—	11
Machinery	87	6		—	93
Media	12	8		—	20
Metals & Mining	3	9		—	12
Oil, Gas & Consumable Fuels	122	99		—	221
Paper & Forest Products	6	10		—	16
Pharmaceuticals	22	—		—	22
Real Estate Management & Development	11	—		—	11
Road & Rail	22	—		—	22
Semiconductors & Semiconductor Equipment	11	—		—	11
Software	11	—	@	—	11
Specialty Retail	59	20		—	79
Textiles, Apparel & Luxury Goods	22	—		—	22
Transportation Infrastructure	—	2		—	2
Water Utilities	—	2		—	2
Wireless Telecommunication Services	—	8		—	8
Total Common Stocks	1,050	3,301		—	4,351
Investment Company	51	—		—	51
Fixed Income Securities - Sovereign	—	11,266		—	11,266
Short-Term Investment - Investment Company	30,868	—		—	30,868
Foreign Currency Forward Exchange Contracts	—	165		—	165
Futures Contracts	526	—		—	526
Total Return Swap Agreements	—	242		—	242
Total Assets	32,495	14,974		—	47,469
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(413)		—	(413)
Futures Contracts	(496)	—		—	(496)
Total Return Swap Agreements	—	(259)		—	(259)
Total Liabilities	(496)	(672)		—	(1,168)
Total	$31,999	$14,302		$—	$46,301

@ Value is less than $500

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Total Emerging Markets
Assets:
Investment Companies	$2,092	$—	$—	$2,092
Short-Term Investment - Investment Company	15	—	—	15
Total Assets	$2,107	$—	$—	$2,107

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Active International Allocation
Assets:
Common Stocks
Aerospace & Defense	$—	$3,500	$—		$3,500
Air Freight & Logistics	—	1,558	—		1,558
Airlines	89	1,337	—		1,426
Auto Components	—	3,765	—		3,765
Automobiles	—	16,379	—		16,379
Beverages	140	6,003	—		6,143
Biotechnology	—	1,053	—		1,053
Building Products	—	2,666	—		2,666
Capital Markets	—	8,802	—		8,802
Chemicals	31	9,539	—		9,570
Commercial Banks	98	39,864	—		39,962
Commercial Services & Supplies	—	3,427	—		3,427
Communications Equipment	—	2,196	—		2,196
Computers & Peripherals	—	450	—		450
Construction & Engineering	—	3,558	—		3,558
Construction Materials	62	1,633	—		1,695
Consumer Finance	—	136	—		136
Containers & Packaging	—	359	—		359
Distributors	—	32	—		32
Diversified Consumer Services	—	104	—		104
Diversified Financial Services	—	3,857	—	†	3,857
Diversified Telecommunication Services	—	6,459	—		6,459
Electric Utilities	— @	3,558	—		3,558
Electrical Equipment	—	5,849	—		5,849
Electronic Equipment, Instruments & Components	—	4,584	—		4,584
Energy Equipment & Services	—	1,042	—		1,042
Food & Staples Retailing	96	6,301	—		6,397
Food Products	—	9,990	—		9,990
Gas Utilities	—	695	—		695
Health Care Equipment & Supplies	—	2,727	—		2,727
Health Care Providers & Services	—	748	—		748
Hotels, Restaurants & Leisure	—	3,559	—		3,559
Household Durables	—	1,522	—		1,522
Household Products	—	2,772	—		2,772
Industrial Conglomerates	76	5,039	—		5,115
Information Technology Services	—	1,520	—		1,520
Insurance	—	16,985	—		16,985
Internet Software & Services	—	585	—		585
Leisure Equipment & Products	—	611	—		611
Life Sciences Tools & Services	—	94	—		94
Machinery	1,400	7,695	—		9,095
Marine	—	852	—		852
Media	404	7,196	—		7,600
Metals & Mining	166	9,619	—		9,785
Multi-Utilities	—	4,793	—		4,793
Multi-line Retail	—	908	—		908
Office Electronics	—	636	—		636
Oil, Gas & Consumable Fuels	—	15,437	—		15,437
Paper & Forest Products	—	723	—		723
Personal Products	—	1,043	—		1,043
Pharmaceuticals	—	25,345	—		25,345
Professional Services	—	1,175	—		1,175
Real Estate Investment Trusts (REITs)	—	3,758	—		3,758
Real Estate Management & Development	239	5,930	—		6,169
Road & Rail	—	3,893	—		3,893
Semiconductors & Semiconductor Equipment	—	4,113	—		4,113
Software	—	3,205	—		3,205
Specialty Retail	—	3,180	—		3,180
Textiles, Apparel & Luxury Goods	—	3,358	—		3,358
Tobacco	—	3,297	—		3,297
Trading Companies & Distributors	—	4,402	—		4,402
Transportation Infrastructure	—	216	—		216
Water Utilities	—	609	—		609
Wireless Telecommunication Services	218	8,650	—		8,868
Total Common Stocks	3,019	304,891	—	†	307,910
Rights	168	—	—		168
Short-Term Investments
Investment Company	71,594	—	—		71,594
Repurchase Agreements	—	2,652	—		2,652
Total Short-Term Investments	71,594	2,652	—		74,246
Foreign Currency Forward Exchange Contracts	—	516	—		516
Futures Contracts	290	—	—		290
Total Assets	75,071	308,059	—	†	383,130
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(214)	—		(214)
Futures Contracts	(392)	—	—		(392)
Total Liabilities	(392)	(214)	—		(606)
Total	$74,679	$307,845	$—	†	$382,524

@	Value is less than $500
†	Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Active International Allocation	Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2013	$—

†	Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Asian Equity
Assets:
Common Stocks
Air Freight & Logistics	$—	$57	$—	$57
Automobiles	—	282	—	282
Commercial Banks	80	1,015	—	1,095
Commercial Services & Supplies	—	52	—	52
Construction & Engineering	—	252	—	252
Diversified Financial Services	—	235	—	235
Diversified Telecommunication Services	—	238	—	238
Electronic Equipment, Instruments & Components	—	120	—	120
Energy Equipment & Services	—	100	—	100
Food & Staples Retailing	—	75	—	75
Food Products	—	353	—	353
Health Care Equipment & Supplies	—	130	—	130
Health Care Providers & Services	—	121	—	121
Hotels, Restaurants & Leisure	—	131	—	131
Household Products	—	61	—	61
Industrial Conglomerates	—	415	—	415
Insurance	—	125	—	125
Internet Software & Services	169	252	—	421
Machinery	—	67	—	67
Media	—	60	—	60
Multi-line Retail	—	36	—	36
Personal Products	—	102	—	102
Pharmaceuticals	—	219	—	219
Real Estate Management & Development	—	639	—	639
Semiconductors & Semiconductor Equipment	—	1,132	—	1,132
Software	—	114	—	114
Specialty Retail	—	218	—	218
Textiles, Apparel & Luxury Goods	—	141	—	141
Tobacco	97	33	—	130
Transportation Infrastructure	—	67	—	67
Wireless Telecommunication Services	—	423	—	423
Total Common Stocks	346	7,265	—	7,611
Investment Companies	—	145	—	145
Participation Notes	—	354	—	354
Short-Term Investment - Investment Company	250	—	—	250
Total Assets	$596	$7,764	$—	$8,360

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets
Assets:
Common Stocks
Air Freight & Logistics	$—	$6,322	$—	$6,322
Airlines	8,307	2,666	—	10,973
Automobiles	—	25,506	—	25,506
Beverages	24,206	39,098	—	63,304
Chemicals	9,436	8,059	—	17,495
Commercial Banks	47,215	156,617	—	203,832
Commercial Services & Supplies	—	2,142	—	2,142
Computers & Peripherals	—	1,175	—	1,175
Construction & Engineering	—	25,469	—	25,469
Construction Materials	22,965	7,207	—	30,172
Diversified Consumer Services	—	1,399	—	1,399
Diversified Financial Services	9,111	21,429	—	30,540
Diversified Telecommunication Services	—	14,751	—	14,751
Electronic Equipment, Instruments & Components	—	11,339	—	11,339
Energy Equipment & Services	—	12,064	—	12,064
Food & Staples Retailing	13,682	21,250	—	34,932
Food Products	24,360	24,287	—	48,647
Health Care Equipment & Supplies	—	4,883	—	4,883
Health Care Providers & Services	—	9,758	—	9,758
Hotels, Restaurants & Leisure	12,677	15,669	—	28,346
Household Durables	2,289	8,194	—	10,483
Household Products	—	4,963	—	4,963
Industrial Conglomerates	14,367	21,682	—	36,049
Information Technology Services	—	17,958	—	17,958
Insurance	—	23,353	—	23,353
Internet Software & Services	21,179	31,948	—	53,127
Machinery	—	1,455	—	1,455
Media	—	30,646	—	30,646
Multi-line Retail	8,596	9,707	—	18,303
Oil, Gas & Consumable Fuels	29,516	43,660	—	73,176
Paper & Forest Products	—	10,515	—	10,515
Personal Products	—	2,607	—	2,607
Pharmaceuticals	—	38,696	—	38,696
Real Estate Management & Development	—	25,187	—	25,187
Semiconductors & Semiconductor Equipment	—	95,410	—	95,410
Software	—	15,801	—	15,801
Textiles, Apparel & Luxury Goods	—	27,296	—	27,296
Tobacco	—	15,821	—	15,821
Transportation Infrastructure	7,854	7,667	—	15,521
Wireless Telecommunication Services	—	61,981	—	61,981
Total Common Stocks	255,760	905,637	—	1,161,397
Investment Companies	5,473	5,857	—	11,330
Short-Term Investments
Investment Company	36,557	—	—	36,557
Repurchase Agreements	—	3,505	—	3,505
Total Short-Term Investments	36,557	3,505	—	40,062
Foreign Currency Forward Exchange Contract	—	41	—	41
Total Assets	297,790	915,040	—	1,212,830
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(138)	—	(138)
Total	$297,790	$914,902	$—	$1,212,692

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Frontier Emerging Markets
Assets:
Common Stocks
Air Freight & Logistics	$—	$3,383	$—	$3,383
Airlines	4,083	2,617	—	6,700
Automobiles	—	1,554	—	1,554
Beverages	4,949	2,915	—	7,864
Commercial Banks	12,207	29,930	—	42,137
Construction & Engineering	—	3,133	—	3,133
Construction Materials	3,449	3,093	—	6,542
Diversified Financial Services	—	3,257	—	3,257
Diversified Telecommunication Services	1,817	6,024	—	7,841
Energy Equipment & Services	—	5,075	—	5,075
Food Products	—	6,575	—	6,575
Industrial Conglomerates	—	2,518	—	2,518
Insurance	53	—	—	53
Media	—	906	—	906
Oil, Gas & Consumable Fuels	3,994	9,879	—	13,873
Real Estate Management & Development	—	5,889	—	5,889
Specialty Retail	—	4,726	—	4,726
Wireless Telecommunication Services	—	2,912	—	2,912
Total Common Stocks	30,552	94,386	—	124,938
Participation Notes	—	25,810	—	25,810
Short-Term Investment - Investment Company	7,145	—	—	7,145
Total Assets	$37,697	$120,196	$—	$157,893

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Advantage
Assets:
Common Stocks
Beverages	$125	$—	$—	$125
Capital Markets	—	48	—	48
Commercial Services & Supplies	—	175	—	175
Communications Equipment	63	—	—	63
Computers & Peripherals	64	—	—	64
Diversified Financial Services	47	144	—	191
Food Products	200	—	—	200
Hotels, Restaurants & Leisure	83	47	—	130
Industrial Conglomerates	—	90	—	90
Information Technology Services	167	—	—	167
Insurance	185	—	—	185
Internet & Catalog Retail	194	—	—	194
Internet Software & Services	453	—	—	453
Life Sciences Tools & Services	46	—	—	46
Media	122	109	—	231
Multi-line Retail	50	—	—	50
Pharmaceuticals	77	—	—	77
Professional Services	—	111	—	111
Real Estate Management & Development	76	—	—	76
Specialty Retail	—	189	—	189
Textiles, Apparel & Luxury Goods	43	258	—	301
Tobacco	51	—	—	51
Transportation Infrastructure	11	—	—	11
Total Common Stocks	2,057	1,171	—	3,228
Short-Term Investment - Investment Company	92	—	—	92
Total Assets	$2,149	$1,171	$—	$3,320

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Discovery
Assets:
Common Stocks
Auto Components	$175	$—	$—	$175
Beverages	170	—	—	170
Capital Markets	—	195	—	195
Chemicals	172	—	—	172
Commercial Services & Supplies	—	494	—	494
Construction Materials	—	427	—	427
Diversified Financial Services	—	481	—	481
Food & Staples Retailing	190	—	—	190
Food Products	—	202	—	202
Health Care Equipment & Supplies	349	—	—	349
Hotels, Restaurants & Leisure	512	298	—	810
Insurance	129	—	—	129
Internet Software & Services	1,010	—	32	1,042
Metals & Mining	—	419	—	419
Real Estate Management & Development	474	—	—	474
Semiconductors & Semiconductor Equipment	500	—	—	500
Software	352	—	—	352
Specialty Retail	—	461	—	461
Textiles, Apparel & Luxury Goods	—	1,275	—	1,275
Transportation Infrastructure	34	—	—	34
Total Common Stocks	4,067	4,252	32	8,351
Preferred Stock	—	—	9	9
Convertible Preferred Stock	—	—	3	3
Call Options Purchased	211	—	—	211
Corporate Bond		63		63
Short-Term Investment — Investment Company	508	—	—	508
Total Assets	$4,786	$4,315	$44	$9,145

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Discovery	Common Stock (000)	Preferred Stock (000)		Convertible Preferred Stock (000)
Beginning Balance	$25	$9		$5
Purchases	—	—		—
Sales	—	—		—
Beginning Balance	—	—		—
Transfers in	—	—		—
Transfers out	—	—		—
Corporate action	—	—		—
Change in unrealized appreciation/depreciation	7	—	@	28
Realized gains (losses)	—	—		(30)
Ending Balance	$32	$9		$3

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2013	$7	$—	@	$28

@            Amount is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2013.

	Fair Value at	Valuation	Unobservable			Weighted	Impact to Valuation from an
Global Discovery	September 30, 2013 (000)	Technique	Input	Range		Average	Increase in Input
Computer Services, Software & Systems
Preferred Stock	$9	Market Transaction Method	Precedent Transaction of Preferred Stock	$3.16	$3.16	$3.16	Increase

Internet Software & Services
Common Stock	$32	Market Transaction Method	Precedent Transaction of Common and Preferred Stock	$11.50	$11.50	$11.50	Increase
Convertible Preferred Stock	$3

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$20,630	$39,998	$—	$60,628
Diversified Financial Services	11,562	—	—	11,562
Electrical Equipment	—	2,878	—	2,878
Food Products	33,605	105,241	—	138,846
Household Products	25,720	43,523	—	69,243
Industrial Conglomerates	8,119	—	—	8,119
Information Technology Services	46,347	—	—	46,347
Insurance	—	3,765	—	3,765
Personal Products	10,511	—	—	10,511
Pharmaceuticals	—	35,316	—	35,316
Professional Services	—	10,576	—	10,576
Software	27,565	27,963	—	55,528
Textiles, Apparel & Luxury Goods	10,636	6,671	—	17,307
Tobacco	28,613	93,105	—	121,718
Total Common Stocks	223,308	369,036	—	592,344
Short Term Investments — Investment Company	26,099	—	—	26,099
Total Assets	$249,407	$369,036	$—	$618,443

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Insight
Assets:
Common Stocks
Beverages	$48	$23	$—	$71
Capital Markets	—	50	—	50
Chemicals	28	57	—	85
Commercial Services & Supplies	—	29	—	29
Communications Equipment	71	—	—	71
Construction Materials	—	90	—	90
Diversified Financial Services	—	74	—	74
Diversified Telecommunication Services	—	75	—	75
Food & Staples Retailing	27	—	—	27
Food Products	—	32	—	32
Health Care Equipment & Supplies	28	—	—	28
Hotels, Restaurants & Leisure	47	162	—	209
Industrial Conglomerates	—	42	—	42
Insurance	—	40	—	40
Media	28	—	—	28
Metals & Mining	24	74	—	98
Multi-line Retail	46	—	—	46
Real Estate Investment Trusts (REITs)	—	16	—	16
Real Estate Management & Development	58	—	—	58
Road & Rail	16	—	—	16
Semiconductors & Semiconductor Equipment	32	—	—	32
Specialty Retail	—	28	—	28
Textiles, Apparel & Luxury Goods	—	86	—	86
Transportation Infrastructure	—	16	—	16
Total Common Stocks	453	894	—	1,347
Participation Note	—	22	—	22
Corporate Bond	—	20	—	20
Short-Term Investment - Investment Company	42	—	—	42
Total Assets	$495	$936	$—	$1,431

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Opportunity
Assets:
Common Stocks
Beverages	$—	$157	$—		$157
Capital Markets	325	—	—		325
Chemicals	184	—	—		184
Diversified Consumer Services	718	—	—		718
Diversified Financial Services	159	—	—		159
Electric Utilities	189	—	—	†	189
Food Products	—	304	—		304
Hotels, Restaurants & Leisure	158	479	—		637
Information Technology Services	1,119	—	—		1,119
Insurance	176	—	—		176
Internet & Catalog Retail	1,011	—	—		1,011
Internet Software & Services	2,671	—	—		2,671
Marine	—	167	—		167
Media	—	343	—		343
Real Estate Management & Development	200	—	—		200
Road & Rail	—	490	—		490
Textiles, Apparel & Luxury Goods	159	540	—		699
Transportation Infrastructure	—	206	—		206
Total Common Stocks	7,069	2,686	—	†	9,755
Convertible Preferred Stock	—	—	—	@	—	@
Participation Notes	—	440	—		440
Short-Term Investment — Investment Company	27	—	—		27
Total Assets	$7,096	$3,126	$—	@†	$10,222

†                 Includes one security which is valued at zero.

@            Value is less than $500.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Opportunity	Common Stock (000)		Convertible Preferred Stock (000)

Beginning Balance	$—	†	$9
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—		69
Realized gains (losses)	—		(78)
Ending Balance	$—	†	$—	@

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2013	$—		$—	@

@      Value is less than $500.

†           Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$99,088	$632,196	$—	†	$731,284
Health Care	100,022	1,395	—		101,417
Industrial	33,815	48,431	14,710		96,956
Lodging/Resorts	91,365	—	—		91,365
Mixed Industrial/Office	16,961	—	—		16,961
Office	77,329	142,488	—		219,817
Residential	195,112	36,523	—		231,635
Retail	301,688	241,520	—		543,208
Self Storage	50,074	6,109	—		56,183
Total Common Stocks	965,454	1,108,662	14,710	†	2,088,826
Short-Term Investment - Investment Company	34,682	—	—		34,682
Total Assets	$1,000,136	$1,108,662	$14,710	†	$2,123,508

†                 Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Real Estate	Common Stocks (000)

Beginning Balance	$13,745	†
Purchases	663
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate Actions	(1,939)
Change in unrealized appreciation/depreciation	2,241
Realized gains (losses)
Ending Balance	$14,710	†

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2013	$2,241

†                 Includes one or more securities which are valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2013.

	Fair Value at	Valuation	Unobservable
Global Real Estate	September 30, 2013 (000)	Technique	Input
Industrial
Common Stocks	$14,710	Adjusted Capital Balance	Underlying Investment Financial Statements

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Quality
Assets:
Common Stocks
Beverages	$—	$335	$—	$335
Building Products	—	37	—	37
Chemicals	—	65	—	65
Commercial Services & Supplies	—	138	—	138
Diversified Financial Services	73	—	—	73
Food Products	201	849	—	1,050
Hotels, Restaurants & Leisure	105	—	—	105
Household Products	109	368	—	477
Industrial Conglomerates	420	—	—	420
Information Technology Services	359	—	—	359
Insurance	102	179	—	281
Internet Software & Services	150	—	—	150
Machinery	—	59	—	59
Media	73	—	—	73
Pharmaceuticals	259	1,062	—	1,321
Professional Services	108	66	—	174
Software	190	259	—	449
Textiles, Apparel & Luxury Goods	220	50	—	270
Tobacco	205	561	—	766
Total Common Stocks	2,574	4,028	—	6,602
Short-Term Investment - Investment Company	203	—	—	203
Total Assets	$2,777	$4,028	$—	$6,805

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Advantage
Assets:
Common Stocks
Beverages	$—	$364	$—	$364
Capital Markets	76	—	—	76
Commercial Services & Supplies	—	44	—	44
Diversified Consumer Services	77	—	—	77
Diversified Telecommunication Services	—	44	—	44
Electric Utilities	111	—	—	111
Food & Staples Retailing	—	158	—	158
Food Products	—	350	—	350
Hotels, Restaurants & Leisure	—	55	—	55
Household Products	—	96	—	96
Information Technology Services	158	—	—	158
Machinery	—	46	—	46
Marine	—	110	—	110
Media	—	80	—	80
Professional Services	—	46	—	46
Real Estate Management & Development	90	—	—	90
Road & Rail	—	209	—	209
Textiles, Apparel & Luxury Goods	—	476	—	476
Tobacco	—	91	—	91
Total Common Stocks	512	2,169	—	2,681
Participation Notes	—	150	—	150
Short-Term Investment - Investment Company	194	—	—	194
Total Assets	$706	$2,319	$—	$3,025

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Equity
Assets:
Common Stocks
Auto Components	$—	$97,048	$—	$97,048
Automobiles	—	98,409	—	98,409
Beverages	40,120	154,774	—	194,894
Capital Markets	—	94,991	—	94,991
Chemicals	—	110,015	—	110,015
Commercial Banks	—	423,682	—	423,682
Commercial Services & Supplies	—	65,416	—	65,416
Construction Materials	—	120,015	—	120,015
Diversified Telecommunication Services	—	33,508	—	33,508
Electric Utilities	—	94,150	—	94,150
Electrical Equipment	—	39,267	—	39,267
Electronic Equipment, Instruments & Components	—	201,815	—	201,815
Energy Equipment & Services	—	28,682	—	28,682
Food & Staples Retailing	—	61,102	—	61,102
Food Products	—	476,370	—	476,370
Household Durables	—	65,441	—	65,441
Household Products	—	221,547	—	221,547
Industrial Conglomerates	—	54,259	—	54,259
Insurance	—	463,473	—	463,473
Machinery	—	95,327	—	95,327
Media	—	12,196	—	12,196
Metals & Mining	13,989	148,984	—	162,973
Oil, Gas & Consumable Fuels	—	386,838	—	386,838
Pharmaceuticals	—	693,765	—	693,765
Real Estate Management & Development	—	75,426	—	75,426
Semiconductors & Semiconductor Equipment	—	37,717	—	37,717
Software	—	139,640	—	139,640
Textiles, Apparel & Luxury Goods	—	74,944	—	74,944
Tobacco	—	362,376	—	362,376
Trading Companies & Distributors	—	40,599	—	40,599
Wireless Telecommunication Services	—	125,776	—	125,776
Total Common Stocks	54,109	5,097,552	—	5,151,661
Short-Term Investments
Investment Companies	243,878	—	—	243,878
Repurchase Agreements	—	62,179	—	62,179
Total Short-Term Investments	243,878	62,179	—	306,057
Total Assets	297,987	5,159,731	—	5,457,718
Liabilities:
Foreign Currency Forward Exchange Contract	—	(5,857)	—	(5,857)
Total	$297,987	$5,153,874	$—	$5,451,861

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
International Opportunity
Assets:
Common Stocks
Beverages	$162	$327	$—		$489
Biotechnology	—	184	—		184
Capital Markets	229	—	—		229
Diversified Consumer Services	512	—	—		512
Electric Utilities	215	—	—	†	215
Food & Staples Retailing	—	265	—		265
Food Products	—	721	—		721
Hotels, Restaurants & Leisure	—	301	—		301
Household Products	—	108	—		108
Information Technology Services	381	—	—		381
Insurance	188	—	—		188
Internet & Catalog Retail	90	—	—		90
Internet Software & Services	570	—	—		570
Marine	—	177	—		177
Media	—	243	—		243
Real Estate Management & Development	221	—	—		221
Road & Rail	—	456	—		456
Textiles, Apparel & Luxury Goods	—	1,012	—		1,012
Total Common Stocks	2,568	3,794	—	†	6,362
Convertible Preferred Stock	—	—	—	@	—	@
Participation Notes	—	290	—		290
Short-Term Investment - Investment Company	885	—	—		885
Total Assets	$3,453	$4,084	$—	@†	$7,537

@            Value is less than $500.

†                 Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

International Opportunity	Common Stock (000)		Convertible Preferred Stock (000)
Beginning Balance	$—	†	$3
Purchases	—		—
Sales	—		—
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Change in unrealized appreciation/depreciation	—		46
Realized gains (losses)	—		(49)
Ending Balance	$—	†	$—	@

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2013	$—		$—	@

@  Value is less than $500.

†    Includes one  security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
International Real Estate
Assets:
Common Stocks
Diversified	$229	$75,213	$—	†	$75,442
Health Care	—	172	—		172
Industrial	—	6,089	—		6,089
Office	—	17,878	—		17,878
Residential	—	4,342	—		4,342
Retail	—	29,652	—		29,652
Self Storage	—	788	—		788
Total Common Stocks	229	134,134	—	†	134,363
Short-Term Investment - Investment Company	3,260	—	—		3,260
Total Assets	$3,489	$134,134	$—	†	$137,623

†                 Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

International Real Estate	Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation/depreciation from investment still held as of September 30, 2013	$—

†                 Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Small Cap
Assets:
Common Stocks
Air Freight & Logistics	$—	$1,702	$—	$1,702
Auto Components	812	—	—	812
Beverages	799	4,995	—	5,794
Capital Markets	—	4,047	—	4,047
Construction Materials	—	2,954	—	2,954
Distributors	—	403	—	403
Diversified Financial Services	—	9,117	—	9,117
Electronic Equipment, Instruments & Components	—	—	153	153
Food Products	—	1,082	—	1,082
Health Care Equipment & Supplies	2,165	1,522	—	3,687
Health Care Providers & Services	1,207	—	—	1,207
Hotels, Restaurants & Leisure	2,693	12,638	—	15,331
Insurance	1,593	1,656	—	3,249
Internet & Catalog Retail	—	418	—	418
Machinery	—	3,834	—	3,834
Metals & Mining	—	338	—	338
Multi-line Retail	6,400	—	—	6,400
Personal Products	—	2,761	—	2,761
Real Estate Management & Development	3,756	—	—	3,756
Road & Rail	1,764	—	—	1,764
Software	—	1,352	—	1,352
Specialty Retail	—	8,090	—	8,090
Textiles, Apparel & Luxury Goods	1,089	1,756	—	2,845
Transportation Infrastructure	629	982	—	1,611
Total Common Stocks	22,907	59,647	153	82,707
Short-Term Investment - Investment Company	1,015	—	—	1,015
Total Assets	$23,922	$59,647	$153	$83,722

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

International Small Cap	Common Stock (000)
Beginning Balance	$318
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	(165)
Realized gains (losses)	—
Ending Balance	$153

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2013	$(165)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2013.

Impact to
International Small	Fair Value at	Valuation	Unobservable	Weighted	Valuation from an
Cap	September 30, 2013 (000)	Technique	Input	Range	Average	Increase in Input
Electronic Equipment, Instruments & Components
Common Stock	$153	Asset Approach	Net Tangible Assets	$0.30	$0.30	$0.30	Increase
Discount for Lack of Marketability	40.0%	40.0%	40.0%	Decrease
Discount for Company Size vs. Index	25.0%	25.0%	25.0%	Decrease
Market Approach	Price/Earnings	9.3	x	9.3	x	9.3	x	Increase
Discount for Lack of Marketability	40.0%	40.0%	40.0%	Decrease
Discount for Company Size vs. Index	25.0%	25.0%	25.0%	Decrease
Income Approach	Cost of Equity	18.0%	18.0%	18.0%	Decrease
Discount for Lack of Marketability	40.0%	40.0%	40.0%	Decrease
Discount for Company Size vs. Index	25.0%	25.0%	25.0%	Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Select Global Infrastructure
Assets:
Common Stocks
Airports	$—	$1,456	$—	$1,456
Communications	3,132	925	—	4,057
Diversified	773	373	—	1,146
Oil & Gas Storage & Transportation	9,227	2,932	—	12,159
Ports	—	114	—	114
Toll Roads	—	1,452	—	1,452
Transmission & Distribution	1,266	1,750	—	3,016
Water	740	549	—	1,289
Total Common Stocks	15,138	9,551	—	24,689
Rights	7	—	—	7
Short-Term Investments
Repurchase Agreements	—	906	—	906
Investment Company	2,473	—	—	2,473
Total Short-Term Investments	2,473	906	—	3,379
Total Assets	$17,618	$10,457	$—	$28,075

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Advantage
Assets:
Common Stocks
Asset Management & Custodian	$—	$268	$—	$268
Beverage: Soft Drinks	1,098	—	—	1,098
Commercial Services	289	284	—	573
Communications Technology	547	—	—	547
Computer Services, Software & Systems	3,136	—	—	3,136
Computer Technology	550	—	—	550
Consumer Lending	1,794	—	—	1,794
Diversified Media	269	294	—	563
Diversified Retail	1,846	—	—	1,846
Financial Data & Systems	557	—	—	557
Foods	1,099	—	—	1,099
Insurance: Property-Casualty	955	—	—	955
Pharmaceuticals	1,392	—	—	1,392
Recreational Vehicles & Boats	—	523	—	523
Restaurants	1,212	—	—	1,212
Scientific Instruments: Gauges & Meters	456	—	—	456
Textiles Apparel & Shoes	1,013	931	—	1,944
Tobacco	262	—	—	262
Total Common Stocks	16,475	2,300	—	18,775
Short-Term Investment - Investment Company	215	—	—	215
Total Assets	$16,690	$2,300	$—	$18,990

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Advantage	Convertible Preferred Stock (000)
Beginning Balance	$4
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	28
Realized gains (losses)	(32)
Ending Balance	$—

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2013	$—

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Growth
Assets:
Common Stocks
Alternative Energy	$9,576	$—	$—	$9,576
Asset Management & Custodian	14,107	—	—	14,107
Automobiles	27,990	—	—	27,990
Biotechnology	30,668	—	—	30,668
Cable Television Services	10,320	—	—	10,320
Chemicals: Diversified	24,865	—	—	24,865
Commercial Services	—	14,768	—	14,768
Communications Technology	30,338	—	—	30,338
Computer Services, Software & Systems	235,046	—	—	235,046
Computer Technology	37,942	—	—	37,942
Consumer Lending	69,906	—	—	69,906
Diversified Media	13,889	15,642	—	29,531
Diversified Retail	145,052	—	—	145,052
Drug & Grocery Store Chains	4,969	—	—	4,969
Entertainment	4,914	—	—	4,914
Financial Data & Systems	28,765	—	—	28,765
Health Care Services	5,447	—	—	5,447
Insurance: Multi-Line	10,336	—	—	10,336
Insurance: Property-Casualty	37,813	—	—	37,813
Medical Equipment	27,386	—	—	27,386
Pharmaceuticals	58,322	—	—	58,322
Radio & TV Broadcasters	4,803	—	—	4,803
Recreational Vehicles & Boats	—	28,246	—	28,246
Restaurants	25,549	—	—	25,549
Semiconductors & Components	23,221	—	—	23,221
Textiles Apparel & Shoes	19,567	24,838	—	44,405
Total Common Stocks	900,791	83,494	—	984,285
Short-Term Investment - Investment Company	32,433	—	—	32,433
Total Assets	$933,224	$83,494	$—	$1,016,718

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Growth	Convertible Preferred Stock (000)
Beginning Balance	$522
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	3,833
Realized gains (losses)	(4,355)
Ending Balance	$—

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2013	$—

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Insight
Assets:
Common Stocks
Beverage: Brewers & Distillers	$61		$—	$—	$61
Beverage: Soft Drinks	79		—	—	79
Chemicals: Diversified	171		—	—	171
Communications Technology	99		—	—	99
Computer Services, Software & Systems	82		—	—	82
Consumer Lending	128		—	—	128
Consumer Services: Miscellaneous	105		—	—	105
Diversified Media	37		—	—	37
Diversified Retail	45		—	—	45
Foods	232		—	—	232
Home Building	75		—	—	75
Insurance: Property-Casualty	193		—	—	193
Machinery: Agricultural	33		—	—	33
Office Supplies & Equipment	128		—	—	128
Oil: Integrated	24		—	—	24
Pharmaceuticals	67		—	—	67
Real Estate	25		—	—	25
Restaurants	25		—	—	25
Semiconductors & Components	167		—	—	167
Specialty Retail	31		—	—	31
Total Common Stocks	1,807		—	—	1,807
Warrants	—	@	—	—	—	@
Corporate Bond	—		20	—	20
Short-Term Investment - Investment Company	38		—	—	38
Total Assets	$1,845		$20	$—	$1,865

@       Amount is less than $500.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Opportunity
Assets:
Common Stocks
Air Transport	$3,201	$—	$—	$3,201
Alternative Energy	3,216	—	—	3,216
Asset Management & Custodian	3,619	—	—	3,619
Beverage: Brewers & Distillers	—	3,643	—	3,643
Casinos & Gambling	6,846	—	—	6,846
Chemicals: Diversified	9,105	—	—	9,105
Computer Services, Software & Systems	58,044	—	—	58,044
Consumer Lending	30,587	—	—	30,587
Diversified Retail	47,867	—	—	47,867
Education Services	7,344	—	—	7,344
Financial Data & Systems	8,778	—	—	8,778
Foods	—	3,484	—	3,484
Insurance: Multi-Line	6,858	—	—	6,858
Real Estate Investment Trusts (REIT)	5,235	—	—	5,235
Textiles Apparel & Shoes	8,843	4,645	—	13,488
Truckers	—	8,326	—	8,326
Total Common Stocks	199,543	20,098	—	219,641
Participation Note	—	5,736	—	5,736
Short-Term Investment - Investment Company	1,215	—	—	1,215
Total Assets	$200,758	$25,834	$—	$226,592

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Opportunity	Convertible Preferred Stock (000)

Beginning Balance	$281
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	2,058
Realized gains (losses)	(2,339)
Ending Balance	$—

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2013	$—

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)

Small Company Growth
Assets:
Common Stocks
Advertising Agencies	$51,218	$—	$—		$51,218
Air Transport	27,128	—	—		27,128
Asset Management & Custodian	44,266	44,811	—		89,077
Auto Parts	20,388	—	—		20,388
Banks: Diversified	22,729	—	—		22,729
Beverage: Brewers & Distillers	49,006	—	—		49,006
Biotechnology	12,294	—	—		12,294
Building Materials	—	16,962	—		16,962
Cement	38,687	—	—		38,687
Chemicals: Diversified	30,584	—	—		30,584
Commercial Services	260,610	—	—		260,610
Computer Services, Software & Systems	196,002	—	—		196,002
Computer Technology	104,835	—	—		104,835
Consumer Electronics	16,247	—	—		16,247
Diversified Financial Services	8,148	—	—		8,148
Diversified Retail	136,806	—	—		136,806
Electronic Components	13,736	—	—		13,736
Electronics	10,283	—	—		10,283
Entertainment	44,163	—	8,148		52,311
Foods	108,882	40,368	—		149,250
Health Care Management Services	38,630	—	—		38,630
Health Care Services	71,303	—	—		71,303
Insurance: Multi-Line	27,221	—	—		27,221
Medical & Dental Instruments & Supplies	28,064	—	—		28,064
Medical Services	58,055	—	—		58,055
Oil Well Equipment & Services	10,781	—	—		10,781
Oil: Crude Producers	19,534	—	—		19,534
Pharmaceuticals	16,442	—	—		16,442
Publishing	23,252	—	—		23,252
Restaurants	25,152	—	—		25,152
Scientific Instruments: Pollution Control	25,108	—	—		25,108
Semiconductors & Components	69,114	—	—		69,114
Specialty Retail	38,928	—	—		38,928
Technology: Miscellaneous	39,334	—	—		39,334
Telecommunications Equipment	54,402	—	—		54,402
Truckers	5,739	—	—		5,739
Utilities: Electrical	—	—	—	†	—	†
Total Common Stocks	1,747,071	102,141	8,148		1,857,360
Preferred Stocks	—	—	12,359		12,359
Convertible Preferred Stocks	—	—	50,345		50,345
Fixed Income Securities — Promissory Notes	—	—	812		812
Short-Term Investments
Investment Company	86,085	—	—		86,085
Repurchase Agreements	—	20,732	—		20,732
Total Short-Term Investments	86,085	20,732	—		106,817
Total Assets	$1,833,156	$122,873	$71,664		$2,027,693

†	Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Small Company Growth	Common Stocks (000)		Preferred Stocks (000)	Convertible Preferred Stocks (000)	Promissory Notes (000)

Beginning Balance	$10,104	†	$12,313	$53,571	$822
Purchases	—		—	—	—
Sales	—		—	—	—
Amortization of discount	—		—	—	—
Transfers in	—		—	—	—
Transfers out	—		—	—	—
Corporate action	—		—	(9,586)	—
Change in unrealized appreciation/depreciation	(1,956)		46	15,023	149
Realized gains (losses)	—		—	(8,663)	(159)
Ending Balance	$8,148	†	$12,359	$50,345	$812

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2013	$(1,956)		$46	$13,987	$149

†  Includes one security which is valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2013.

										Impact to
Small Company	Fair Value at	Valuation	Unobservable					Weighted		Valuation from an
Growth	September 30, 2013 (000)	Technique	Input	Range				Average		Increase in Input
Advertising Agencies
Preferred Stock	$1,325	Market Transaction	Precedent Transaction	$4.18		$4.18		$4.18		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	12.0%		14.0%		13.0%		Decrease
			Perpetual Growth Rate	2.0%		3.0%		2.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.3	x	8.5	x	4.5	x	Increase
			Discount for Lack of Marketability	10.0%		10.0%		10.0%		Decrease

Preferred Stock - Escrow	$108	Discount for Escrow	Discount for Lack of Marketability	42.7%		42.7%		42.7%		Decrease

Promissory Note	$793	Market Transaction	Precedent Transaction	$100.00		$100.00		$100.00		Increase

Promissory Note - Escrow	$19	Discount for Escrow	Discount for Lack of Marketability	36.6%		36.6%		36.6%		Decrease

Computer Services, Software & Systems
Convertible Preferred Stock	$50,345	Discounted Cash Flow	Weighted Average Cost of Capital	13.0%		14.0%		13.5%		Decrease
			Perpetual Growth Rate	2.0%		3.0%		2.5%		Increase
		Market Approach	Enterprise Value/Revenue	15.3	x	16.6	x	16.0	x	Increase
			Discount for Lack of Marketability	12.5%		12.5%		12.5%		Decrease
			Enterprise Value/Monthly Active Users	$86.26		$116.70		$101.48		Increase
			Discount (Premium) vs. Key Comparable Company	-15.0%		15.0%		0.0%		Decrease

Entertainment
Common Stock	$8,148	Market Transaction Method	Precedent Transaction	$1,853.13		$1,853.13		$1,853.13		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.0%		16.0%		15.6%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/EBITDA	10.4	x	24.6	x	21.1	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Health Care Services
Preferred Stock	$10,926	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	9.5	x	16.4	x	13.9	x	Increase
			Discount for Lack of Marketability	10.0%		10.0%		10.0%		Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$171,217	$—	$—	$171,217
Diversified	87,954	—	—	87,954
Health Care	102,024	—	—	102,024
Industrial	30,191	—	39,236	69,427
Lodging/Resorts	91,091	—	—	91,091
Manufactured Homes	10,397	—	—	10,397
Mixed Industrial/Office	12,317	—	—	12,317
Office	65,391	—	5,869	71,260
Regional Malls	206,913	—	—	206,913
Retail Free Standing	18,586	—	—	18,586
Self Storage	52,264	—	—	52,264
Shopping Centers	59,496	—	—	59,496
Total Common Stocks	907,841	—	45,105	952,946
Short-Term Investment - Investment Company	1,224	—	—	1,224
Total Assets	$909,065	$—	$45,105	$954,170

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

U.S. Real Estate	Common Stocks (000)
Beginning Balance	$44,843
Purchases	662
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	(5,310)
Change in unrealized appreciation/depreciation	4,910
Realized gains (losses)	—
Ending Balance	$45,105

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2013	$4,910

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2013.

	Fair Value at	Valuation	Unobservable
U.S. Real Estate	September 30, 2013 (000)	Technique	Input
Industrial
Common Stocks	$39,236	Adjusted Capital Balance	Underlying Investment Financial Statements

Office
Common Stocks	$5,869	Adjusted Capital Balance	Underlying Investment Financial Statements

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Domestic Debt
Assets:
Fixed Income Securities
Corporate Bonds	$—	$1,629	$—	$1,629
Sovereign	—	44,834	—	44,834
Total Fixed Income Investments	—	46,463	—	46,463
Warrant	—	13	—	13
Short-Term Investments
Investment Company	1,058	—	—	1,058
Sovereign	—	345	—	345
Total Short-Term Investments	1,058	345	—	1,403
Foreign Currency Forward Exchange Contracts	—	20	—	20
Total Assets	1,058	46,841	—	47,899
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(120)	—	(120)
Total	$1,058	$46,721	$—	$47,779

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets External Debt
Assets:
Fixed Income Securities
Corporate Bonds	$—	$2,542	$—	$2,542
Sovereign	—	17,588	—	17,588
Total Fixed Income Securities	—	20,130	—	20,130
Short-Term Investment - Investment Company	575	—	—	575
Total Assets	$575	$20,130	$—	$20,705

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. Securities that were valued using significant other inputs at December 31, 2012 were valued using unadjusted quoted prices at September 30, 2013, which resulted in their Level 1 classification. The values of the transfers were approximately as follows:

Active International Allocation	Emerging Markets	Global Advantage	Global Discovery
$239,000	$86,740,000	$11,000	$33,000

Global Insight	Global Opportunity	Global Real Estate	International Advantage
$24,000	$325,000	$12,162,000	$76,000

International Opportunity	International Small Cap	Opportunity	Small Company Growth
$229,000	$4,518,000	$3,620,000	$5,739,000

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. Securities that were valued using unadjusted quoted prices at December 31, 2012 were valued using significant other inputs at September 30, 2013, which resulted in their Level 2 classification. The values of the transfers were approximately as follows:

Active International Allocation	Frontier Emerging Markets	Global Real Estate	International Real Estate
$7,000	$4,038,000	$3,326,000	$503,000

Transactions with Affiliates: For the period ended September 30, 2013, the Multi Asset Portfolio had transactions with Citigroup, Inc., and its affiliated broker-dealers which may be deemed affiliates of the Adviser, Administrator and Distributor under Section 17 of the Act.

Value December 30, 2012	Purchases at Cost**	Sales**	Realized Gain**	Dividend Income**	Value September 30, 2013
(000)	(000)	(000)	(000)	(000)	(000)
$395	—	$411	$45	—	$11	*

*                 Citigroup Inc. and its affiliated broker dealer ceased to be affiliates of the Fund pursuant to Section 17 of the Act as of July 1, 2013.

**          Data represents transactions prior to June 30, 2013.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund, Inc.

/s/ John Gernon
John Gernon
Principal Executive Officer
November 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John Gernon
John Gernon
Principal Executive Officer
November 12, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 12, 2013